      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 26, 1997.
                                                               File No. 33-65436
                                                               File No. 811-7830
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

                           REGISTRATION STATEMENT UNDER THE
                       SECURITIES ACT OF 1933                     / /
                   POST-EFFECTIVE AMENDMENT NO. 10                /X/
                                         and
                           REGISTRATION STATEMENT UNDER THE
                INVESTMENT COMPANY ACT OF 1940                    / /
                      AMENDMENT NO. 11                            /X/

                                    MARQUIS FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                                  c/o CT Corporation
                                   2 Oliver Street
                             Boston, Massachusetts 02109
                 (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, including Area Code (800) 932-7781


                                     David G. Lee
                                 c/o SEI Investments
                              Oaks, Pennsylvania  19456
                       (Name and Address of Agent for Service)


                                      COPIES TO:
            Richard W. Grant, Esquire          John H. Grady, Jr., Esquire
            Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
                2000 One Logan Square              1800 M Street, N.W.
              Philadelphia, PA 19103             Washington, D.C. 20036

--------------------------------------------------------------------------------
                / / immediately upon filing pursuant to paragraph (b)
                       / / on [date] pursuant to paragraph (b)
                  / / 60 days after filing pursuant to paragraph (a)
                  / / 75 days after filing pursuant to paragraph (a)
                 /X/ on February 1,1998 pursuant to paragraph (a) of Rule 485.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

MARQUIS FUNDS

CROSS REFERENCE SHEET
N-1A ITEM NO.                                         LOCATION
--------------------------------------------------------------------------------

PART A - FOR EACH OF THE FOLLOWING PROSPECTUSES:



GOVERNMENT SECURITIES, LOUISIANA TAX-FREE INCOME, STRATEGIC INCOME BOND, BALANCED, VALUE EQUITY, GROWTH EQUITY, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS -- CLASS A AND CLASS B



TREASURY SECURITIES MONEY MARKET FUND -- TRUST CLASS

INSTITUTIONAL MONEY MARKET FUND

Item 1.    Cover Page                                 Cover Page
Item 2.    Synopsis                                   Summary; Expense Summary
Item 3.    Condensed Financial Information            Financial Highlights
Item 4.    General Description of Registrant          The Trust; Investment
                                                      Objectives and Policies;
                                                      General Investment
                                                      Policies; General
                                                      Information
Item 5.    Management of the Fund                     The Adviser; The
                                                      Administrator; The
                                                      Shareholder Servicing
                                                      Agent and Transfer Agent;
                                                      The Distributor; General
                                                      Information
Item 5A.   Management's Discussion of Fund
           Performance                                *
Item 6.    Capital Stock and Other Securities         Taxes; General
                                                      Information
Item 7.    Purchase of Securities Being Offered       How to Purchase
                                                      Shares; Alternative Sales
                                                      Charge Options; Exchanges
Item 8.    Redemption or Repurchase                   Redemption of Shares
Item 9.    Pending Legal Proceedings                  Not Applicable


PART A --  FOR EACH OF THE FOLLOWING PROSPECTUSES:

TREASURY SECURITIES MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS -- CASH SWEEP CLASS

TREASURY SECURITIES MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS -- RETAIL
CLASS

Item 1.    Cover Page                                 Cover Page
Item 2.    Synopsis                                   Summary; Expense Summary
Item 3.    Condensed Financial Information            Financial Highlights
Item 4.    General Description of Registrant          The Trust; Investment
                                                      Objectives and Policies;
                                                      General Investment
                                                      Policies; General
                                                      Information
Item 5.    Management of the Fund                     The Adviser; The
                                                      Sub-Adviser, The
                                                      Administrator, The
                                                      Shareholder Servicing
                                                      Agent and Transfer Agent;
                                                      The Distributor; General
                                                      Information
Item 5A.   Management's Discussion of Fund
           Performance                                *
Item 6.    Capital Stock and Other Securities         General Information;
                                                      Taxes
Item 7.    Purchase of Securities Being Offered       How to Purchase
                                                      Shares; Alternative Sales
                                                      Charge Options; Exchanges
Item 8.    Redemption or Repurchase                   Redemption of Shares
Item 9.    Pending Legal Proceedings                  Not Applicable

PART B-ALL FUNDS

Item 10.  Cover Page                                  Cover Page
Item 11.  Table of Contents                           Table of Contents
Item 12.  General Information and History             The Trust
Item 13.  Investment Objectives and Policies          Additional Description of
                                                      Permitted Investments;
                                                      Investment Limitations;
                                                      Non-Fundamental Policies
Item 14. Management of the Registrant                 General Information
                                                      (Prospectus); Trustees
                                                      and Officers of the
                                                      Trust; The Administrator;
Item 15. Control Persons and Principal                Trustees and Officers of
         Holders of  Securities                       the Trust; General
                                                      Information (Prospectus)
Item 16. Investment Advisory and Other Services       The Adviser and
                                                      Sub-Adviser; SIMC and
                                                      the Money Managers; The
                                                      Administrator; The
                                                      Distributor; The
                                                      Portfolios' Administrator
                                                      and Shareholder Servicing
                                                      Agent; Experts; The
                                                      Shareholder Servicing
                                                      Agent and Transfer Agent
                                                      (Prospectus)
Item 17. Brokerage Allocation                         Fund Transactions;
                                                      Trading Practices and
                                                      Brokerage
Item 18. Capital Stock and Other Securities           Description of Shares
Item 19. Purchase, Redemption, and                    Purchase of Shares
         Pricing of Securities                        (Prospectus) [or] How to
         Being Offered                                Purchase Shares
                                                      (Prospectus) and
                                                      Alternative Sales Charge
                                                      Options (Prospectus);
                                                      Redemption of Shares
                                                      (Prospectus); Purchase
                                                      and Redemption of Shares;
                                                      Conversion Feature;
                                                      Letter of Intent;
                                                      Determination of Net
                                                      Asset Value
Item 20. Tax Status                                   Taxes (Prospectus); Taxes
Item 21. Underwriters                                 The Distributor
Item 22. Calculation of Yield Quotations              Performance (Prospectus);
                                                      Computation of Yield;
                                                      Calculation of Total
                                                      Return
Item 23. Financial Statements                         Financial Information


PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

---------------------------------
*Information required by Item 5A is contained in the 1997 Annual Report to Shareholders.

MARQUIS FUNDS-REGISTERED TRADEMARK-

               Investment Adviser:
               FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

          -   GOVERNMENT SECURITIES FUND
          -   LOUISIANA TAX-FREE INCOME FUND
          -   STRATEGIC INCOME BOND FUND
          -   BALANCED FUND
          -   VALUE EQUITY FUND
          -   GROWTH EQUITY FUND
          -   SMALL CAP EQUITY FUND
          -   INTERNATIONAL EQUITY FUND

MARQUIS FUNDS-Registered Trademark- (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers Class A and Class B shares of the above funds (collectively, the "Funds" and each a "Fund"), each of which is a separate series of the Trust.

Class A shares are sold with a front-end sales load that will be reduced or waived in certain circumstances. Class B shares are sold subject to annual distribution and service fees and a contingent deferred sales charge that is eliminated five years after purchase, at which point the Class B shares automatically convert into Class A shares.


The Small Cap Equity Fund currently seeks to achieve its objective of capital appreciation by investing up to 100% of its assets in the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT"), an open-end management investment company advised by SEI Investments Management Corporation ("SIMC"), with an investment objective, investment policies and restrictions identical to those of the Small Cap Equity Fund. The performance of the Small Cap Equity Fund, therefore, will be directly related to the performance of the Small Cap Growth Portfolio.



The International Equity Fund currently seeks to achieve its objective of long-term capital appreciation by investing up to 100% of its assets in the International Equity Portfolio, a separate series of SEI International Trust ("SIT"), an open-end management investment company advised by SIMC, with an investment objective, investment policies and restrictions identical to those of the International Equity Fund. The performance of the International Equity Fund, therefore, will be directly related to the performance of the International Equity Portfolio.



This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in any of the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


FEBRUARY 1, 1998
[MRQ-F- -]

2

                                    SUMMARY

      MARQUIS FUNDS-REGISTERED TRADEMARK- (THE "TRUST") IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY PROVIDING A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THIS SUMMARY PROVIDES BASIC INFORMATION ABOUT THE CLASS A AND THE CLASS B SHARES OF THE TRUST'S GOVERNMENT SECURITIES FUND, LOUISIANA TAX-FREE INCOME FUND, STRATEGIC INCOME BOND FUND (THESE THREE, COLLECTIVELY, THE "FIXED INCOME FUNDS"), BALANCED FUND, VALUE EQUITY FUND, GROWTH EQUITY FUND, SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND (THESE FIVE, COLLECTIVELY, THE "EQUITY FUNDS"). EACH FUND IS A SEPARATE SERIES OF THE TRUST.


      WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND? The GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital by investing primarily in U.S. Government securities. The LOUISIANA TAX-FREE INCOME FUND seeks to provide a level of current income consistent with relative stability of capital by investing primarily in investment grade securities, the interest on which is exempt from federal income tax and Louisiana personal income taxes and is not a preference item for purposes of the alternative minimum tax. The STRATEGIC INCOME BOND FUND seeks to provide current income by investing primarily in investment grade fixed income securities. The BALANCED FUND seeks to provide capital appreciation and current income through the regular payment of dividends and interest by investing in a combination of equity, fixed income and money market instruments. The VALUE EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities which have a low current valuation relative to various measures of intrinsic value. The GROWTH EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in companies whose sales and earnings are expected to grow at an above average rate. The SMALL CAP EQUITY FUND seeks to provide long-term capital appreciation by investing up to 100% of its assets in Class A shares of the Small Cap Growth Portfolio of SIMT, which in turn invests primarily in equity securities of smaller growth companies (i.e., companies with equity market capitalizations of less than $1 billion at the time of purchase). The INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation by investing up to 100% of its assets in Class A shares of the International Equity Portfolio of SIT, which in turn invests primarily in a diversified portfolio of equity securities of non-U.S. issuers. There can be no assurance that any Fund will achieve its investment objective.


      WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities, tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Louisiana Tax-Free Income Fund, which is a non-diversified fund, will invest primarily in Louisiana municipal securities. The Fixed Income Funds and the Balanced Fund may also invest in securities that have speculative characteristics. The Balanced, Value Equity and Growth Equity Funds may purchase equity securities that are volatile and may fluctuate in value more than other types of investments. The Small Cap Equity Fund and the International Equity Fund (together, the "Feeder Funds") are currently "feeder" funds in separate Corporate Master-Feeder-TM-structures. That is, the Small Cap Equity Fund and International Equity Fund each invest in another open-end management investment company and hold as their only investment securities, shares of a single "master" fund, in this case, the Small Cap Growth Portfolio and the International Equity Portfolio (together, the "Portfolios"), respectively.

      ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of the security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.


      For more information about each Fund, see "Investment Objectives and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

3


      WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans (the "Adviser") serves as the Adviser to each Fund. With respect to the Small Cap Equity Fund and the International Equity Fund, the Adviser invests in a "master" fund, cash and other non-investment securities and monitors the performance of SIMC as the manager of the Small Cap Growth Portfolio and the International Equity Portfolio. See "Expense Summary" and "The Adviser."


      WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

      WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."


      WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. (the "Distributor") serves as distributor of the Trust's shares. See "The Distributor."



      HOW DO I PURCHASE SHARES? Purchases and redemptions may be made through the Transfer Agent or financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust on any day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 3:00 p.m., Central Time. To purchase shares by wire, you must first call 1-800-471-1144. Redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, reduced by any applicable contingent deferred sales charge. The Funds also offer both an Automatic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. The Funds offer two classes of shares to the general public:
  Class A shares and Class B shares.



      CLASS A SHARES are offered at net asset value per share plus a maximum initial sales charge of 3.50%. Certain purchases of Class A shares qualify for waived or reduced initial sales charges. Class A shares of the Funds are generally not subject to sales charges at the time of redemption and are not assessed any annual distribution fees.



      CLASS B SHARES are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 3.50% of redemption proceeds during the first year, declining each year thereafter and reaching 0% after the fifth year. Class B shares of the Funds pay annual distribution and service fees of .75% of their average daily net assets. Class B shares convert automatically to Class A shares five years after the beginning of the calendar month in which the shareholder's purchase order was accepted. For more information on Class A and Class B shares, see "How to Purchase Shares," "Alternative Sales Charge Options" and "The Distributor."


      HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any net realized capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends."

4

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                         CLASS A

                                                                                                         ALL FUNDS
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...........................        3.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)................        None
*Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)............................................................................         None
Wire Redemption Fee...................................................................................          $25
Exchange Fee..........................................................................................         None
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. See "Alternative Sales Charge Options -- Class A Shares."

ANNUAL OPERATING EXPENSES                                                CLASS A

(as a percentage of average net assets)


                                     GOVERNMENT         LOUISIANA          STRATEGIC                     VALUE       GROWTH
                                     SECURITIES      TAX-FREE INCOME      INCOME BOND      BALANCED      EQUITY      EQUITY
-----------------------------------------------------------------------------------------------------------------------------
Management Fees (after fee
  waivers) (1)...................          .51%               .35%              .31%            .71%         .75%        .72%
12b-1 Fees.......................         None               None              None            None         None        None
Other Expenses (after expense
  reimbursements) (1)............          .19%               .30%              .59%            .19%         .25%        .28%
-----------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after
  fee waivers) (2)...............          .70%               .65%              .90%            .90%        1.00%       1.00%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------



(1) The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep Total Operating Expenses from exceeding .70% for the Government Securities Fund, .65% for the Louisiana Tax-Free Income Fund, .90% for the Strategic Income Bond Fund, .90% for the Balanced Fund, 1.00% for the Value Equity Fund and 1.00% for the Growth Equity Fund. The Adviser and Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waivers, Management Fees would be as follows: Government Securities Fund -- .55%; Louisiana Tax-Free Income Fund -- .35%; Strategic Income Bond Fund -- .74%; Balanced Fund -- .74%, Value Equity Fund -- .74% and Growth Equity Fund -- .74%. Absent expense reimbursements, Other Expenses would be as follows: Government Securities Fund -- . %; Louisiana Tax-Free Income Fund -- . %; Strategic Income Bond Fund -- . %; Balanced Fund -- . %; Value Equity Fund -- . %; and Growth Equity Fund -- . %.



(2) Absent the Adviser's voluntary fee waiver and the Administrator's voluntary fee reimbursement, Total Operating Expenses for Class A shares would be as follows: Government Securities Fund -- .76%; Louisiana Tax-Free Income Fund -- .65%; Strategic Income Bond Fund -- 1.43%; Balanced Fund -- .96%; Value Equity Fund -- 1.00%; and Growth Equity Fund -- 1.04%.

5

ANNUAL OPERATING EXPENSES                                                CLASS A

(As a percentage of average net assets)


                                                                                           SMALL CAP        INTERNATIONAL
                                                                                          EQUITY FUND       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)..............................................        1.19%             1.05%
12b-1 Fees...........................................................................         None              None
Other Expenses (after fee reimbursements) (1)(2).....................................         .11%              .50%
------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (1)(3)..................................        1.30%             1.55%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------



(1) Management Fees include fees at the "master" level of 1.00% and .86% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and fees at the "feeder" level of .19% and .19% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep the Total Operating Expenses at the feeder level from exceeding .20% for the Small Cap Equity Fund and .27% for the International Equity Fund. The Adviser and the Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waiver, Management Fees at the feeder level would be .40% for the Small Cap Equity Fund and .40% for the International Equity Fund. Absent such reimbursements, Other Expenses at the feeder level for the Small Cap Equity Fund and International Equity Fund would be 2.46% and 1.81%, respectively. Absent the master fund adviser's voluntary fee waivers, which may be terminated at any time in its sole discretion, Management Fees at the master level would be .96% for the International Equity Portfolio.


(2) Other Expenses include expenses at the "master" level of .10% and .42% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and expenses at the "feeder" level of .01% and .08% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee at the master level with respect to the Portfolios and the Other Expenses shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses of the Small Cap Growth Portfolio and International Equity Portfolio at the master level would be .32% and .42%, respectively.


(3) Absent the master fund adviser's voluntary fee waivers, the Adviser's voluntary fee waivers and the Administrator's voluntary reimbursements, Total Operating Expenses would be as follows: Small Cap Equity Fund -- 4.18%; and International Equity Fund -- 3.59%.


The Trustees believe that, because of the resultant economies of scale and associated decreased expenses, the aggregate per share expenses of both the Small Cap Equity Fund and International Equity Fund together with those of the corresponding Portfolio will be approximately equal to the expenses the respective Fund would incur if it invested directly in securities in which the corresponding Portfolio invests.

EXAMPLE


---------------------------------------------------------------------------------------------------
                                                                  1 YR.   3 YRS.   5 YRS.   10 YRS.
---------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in
  Class A shares assuming (1) imposition of the maximum sales load; (2) 5% annual return and (3) redemption at the end of each time period:
    Government Securities Fund..................................   $42     $57      $73      $119
    Louisiana Tax-Free Income Fund..............................   $41     $55      $70      $113
    Strategic Income Bond Fund..................................   $44     $63      N/A       N/A
    Balanced Fund...............................................   $44     $63      $83      $142
    Value Equity Fund...........................................   $45     $66      $88      $153
    Growth Equity Fund..........................................   $45     $66      $88      $153
    Small Cap Equity Fund.......................................   $48     $75      N/A       N/A
    International Equity Fund...................................   $50     $82      N/A       N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE STRATEGIC INCOME BOND, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS RECENTLY COMMENCED OPERATIONS, EXPENSES HAVE NOT BEEN ESTIMATED BEYOND THE THREE YEAR PERIOD SHOWN.


The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A shares of the Funds. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. The information set forth in the foregoing table and example relates only to Class A shares. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Alternative Sales Charge Options -- Class A Shares."

6

SHAREHOLDER TRANSACTION EXPENSES                                         CLASS B

                                                                                                        ALL FUNDS
------------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...........................        None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)................        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)............................................................................       3.50%
Wire Redemption Fee...................................................................................         $25
Exchange Fee..........................................................................................        None
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES                                                CLASS B

(as a percentage of average net assets)

                                                                                 STRATEGIC
                                           GOVERNMENT          LOUISIANA        INCOME BOND                    VALUE
                                           SECURITIES       TAX-FREE INCOME        FUND         BALANCED       EQUITY
-----------------------------------------------------------------------------------------------------------------------
Management Fees (after
  fee waivers) (1).....................          .51%               .35%              .31%           .71%          .75%
12b-1 Fees.............................          .75%               .75%              .75%           .75%          .75%
Other Expenses (after expense
  reimbursements) (1)..................          .19%               .30%              .59%           .19%          .25%
-----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee
  waivers) (2).........................         1.45%              1.40%             1.65%          1.65%         1.75%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                            GROWTH
                                            EQUITY
---------------------------------------
Management Fees (after
  fee waivers) (1).....................         .72%
12b-1 Fees.............................         .75%
Other Expenses (after expense
  reimbursements) (1)..................         .28%
---------------------------------------
Total Operating Expenses (after fee
  waivers) (2).........................        1.75%
---------------------------------------
---------------------------------------



(1) The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep Total Operating Expenses from exceeding 1.45% for the Government Securities Fund, 1.40% for the Louisiana Tax-Free Income Fund, 1.65% for the Strategic Income Bond Fund and 1.65% for the Balanced Fund, 1.75% for the Value Equity Fund, and 1.75% for the Growth Equity Fund. The Adviser and Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waivers, Management Fees would be as follows: Government Securities Fund -- .55%; Louisiana Tax-Free Income Fund -- .35%; Strategic Income Bond Fund -- .74%; Balanced Fund -- .74%, Value Equity Fund -- .74% and Growth Equity Fund --.74%. Absent expense reimbursements, Other Expenses would be as follows: Government Securities Fund -- . %; Louisiana Tax-Free Income Fund -- . %; Strategic Income Bond Fund -- . %; Balanced Fund -- . %; Value Equity Fund -- . %; and Growth Equity Fund -- . %.



(2) Absent the Adviser's voluntary fee waiver and the Administrator's voluntary fee reimbursement, Total Operating Expenses for Class B shares would be as follows: Government Securities Fund -- 1.51%; Louisiana Tax-Free Income Fund -- 1.40%; Strategic Income Bond Fund -- 2.13%; Balanced Fund -- 1.71%; Value Equity Fund -- 1.75%; and Growth Equity Fund -- 1.79%.

7

ANNUAL OPERATING EXPENSES                                                CLASS B

(as a percentage of average net assets)


                                                                                          SMALL CAP      INTERNATIONAL
                                                                                         EQUITY FUND      EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)..............................................         1.19%            1.05%
12b-1 Fees...........................................................................          .75%             .75%
Other Expenses (after fee reimbursements) (1)(2).....................................          .11%             .50%
-----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (1)(3)..................................         2.05%            2.30%
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------



(1) Management Fees include fees at the "master" level of 1.00% and .86% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and fees at the "feeder" level of .19% and .19% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep the Total Operating Expenses at the feeder level from exceeding .95% for the Small Cap Equity Fund and 1.02% for the International Equity Fund. The Adviser and the Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waiver, Management Fees at the feeder level would be .40% for both the Small Cap Equity Fund and the International Equity Fund. Absent such reimbursements, Other Expenses at the feeder level for the Small Cap Equity Fund and International Equity Fund would be 2.46% and 1.81%, respectively. Absent the master fund adviser's voluntary fee waivers, which may be terminated at any time in its sole discretion, Management Fees at the master level would be .96% for the International Equity Portfolio.



(2) Other Expenses include expenses at the "master" level of .10% and .42% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and expenses at the "feeder" level of .01% and .08% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee at the master level with respect to the Portfolios and the Other Expenses shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses of the Small Cap Growth Portfolio and International Equity Portfolio at the master level would be .32% and .42%, respectively.



(3) Absent the master fund adviser's voluntary fee waivers, the Adviser's voluntary fee waivers and the Administrator's voluntary reimbursements, Total Operating Expenses would be as follows: Small Cap Equity Fund -- 4.93%; and International Equity Fund -- 4.34%.

8

EXAMPLE


-----------------------------------------------------------------------------------
                                                    1       3        5        10
                                                  YEAR    YEARS    YEARS    YEARS*
-----------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment in Class B shares assuming (1)
  deduction of the maximum contingent deferred
  sales charge applicable and (2) 5% annual
  return:
    Government Securities Fund
      Assuming a complete redemption at end of
        period..................................   $50     $66      $ 84     $125
      Assuming no redemptions...................   $15     $46      $ 79     $125
    Louisiana Tax-Free Income Fund
      Assuming a complete redemption at end of
        period..................................   $49     $64      $ 82     $119
      Assuming no redemptions...................   $14     $44      $ 77     $119
    Strategic Income Bond Fund
      Assuming a complete redemption at end of
        period..................................   $52     $72       N/A      N/A
      Assuming no redemptions...................   $17     $52       N/A      N/A
    Balanced Fund
      Assuming a complete redemption at end of
        period..................................   $52     $72      $ 95     $147
      Assuming no redemptions...................   $17     $52      $ 90     $147
    Value Equity Fund
      Assuming a complete redemption at end of
        period..................................   $53     $75      $100     $159
      Assuming no redemptions...................   $18     $55      $ 95     $159
    Growth Equity Fund
      Assuming a complete redemption at end of
        period..................................   $53     $75      $100     $159
      Assuming no redemptions...................   $18     $55      $ 95     $159
    Small Cap Equity Fund
      Assuming a complete redemption at end of
        period..................................   $56     $84       N/A      N/A
      Assuming no redemptions...................   $21     $64       N/A      N/A
    International Equity Fund
      Assuming a complete redemption at end of
        period..................................   $58     $92       N/A      N/A
      Assuming no redemptions...................   $23     $72       N/A      N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE STRATEGIC INCOME BOND, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS RECENTLY COMMENCED OPERATIONS, EXPENSES HAVE NOT BEEN ESTIMATED BEYOND THE THREE YEAR PERIOD SHOWN.


* Class B shares automatically convert to Class A shares after 5 years.

The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B shares of the Funds. The information set forth in the foregoing table and example relates only to Class B shares.

Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by National Association of Securities Dealers, Inc.'s Conduct Rules.

9


FINANCIAL HIGHLIGHTS



The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.



For a Class A Share Outstanding Throughout each Period ended September 30,


                                                               REALIZED
                                                                 AND                                         NET
                                    NET ASSET                 UNREALIZED   DISTRIBUTIONS                    ASSET
                                      VALUE         NET        GAINS OR       FROM NET     DISTRIBUTIONS    VALUE
                                    BEGINNING   INVESTMENT   (LOSSES) ON     INVESTMENT     FROM CAPITAL   END OF    TOTAL
                                    OF PERIOD     INCOME     INVESTMENTS       INCOME          GAINS       PERIOD   RETURN+
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997...............................  $  9.71      $  0.55      $   0.23       $   (0.55)             --    $ 9.94      8.22%
1996...............................     9.87         0.55         (0.16)          (0.55)             --      9.71      4.10
1995...............................     9.41         0.54          0.46           (0.54)             --      9.87     10.84
1994...............................    10.00         0.43         (0.59)          (0.43)             --      9.41     (1.66)
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME
 FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997...............................  $  9.79      $  0.43      $   0.32       $   (0.43)             --    $10.11      7.77%
1996...............................     9.79         0.42            --           (0.42)             --      9.79      4.48
1995...............................     9.38         0.42          0.41           (0.42)             --      9.79      9.01
1994...............................    10.00         0.36         (0.62)          (0.36)             --      9.38     (2.68)
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997(2)............................  $ 10.00      $  0.39      $   0.14       $   (0.39)             --    $10.14      8.26%*
----------------------------------------------------------------------------------------------------------------------------
BALANCED FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997...............................  $ 11.31      $  0.36      $   2.44       $   (0.36)      $   (0.50)   $13.25     26.10%
1996...............................    10.87         0.38          0.59           (0.38)          (0.15)    11.31      9.11
1995...............................     9.59         0.37          1.28           (0.37)             --     10.87     17.58
1994...............................    10.00         0.31         (0.41)          (0.31)             --      9.59     (1.02)
----------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997...............................  $ 12.93      $  0.19      $   5.32       $   (0.19)      $   (0.81)   $17.44     45.27%
1996...............................    11.81         0.25          1.30           (0.25)          (0.18)    12.93     13.38
1995...............................     9.65         0.24          2.16           (0.24)             --     11.81     25.13
1994...............................    10.00         0.18         (0.35)          (0.18)             --      9.65     (1.64)
----------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997...............................  $ 12.10      $  0.06      $   3.71       $   (0.06)             --    $15.81     31.25%
1996(1)............................    11.00         0.05          1.10           (0.05)             --     12.10     10.46
----------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997(3)............................  $ 10.00      $ (0.01)     $   2.22              --              --    $12.21     33.61%*
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND--CLASS A
----------------------------------------------------------------------------------------------------------------------------
1997(3)............................  $ 10.00      $ (0.01)     $   0.99              --              --    $10.98     14.90%*
----------------------------------------------------------------------------------------------------------------------------

                                                                                       RATIO OF
                                                                          RATIO OF        NET
                                                                          EXPENSES    INVESTMENT
                                                RATIO OF     RATIO OF        TO        INCOME TO
                                      NET       EXPENSES        NET        AVERAGE      AVERAGE
                                     ASSETS        TO       INVESTMENT       NET          NET
                                      END        AVERAGE     INCOME TO     ASSETS       ASSETS     PORTFOLIO    AVERAGE
                                   OF PERIOD       NET        AVERAGE    (EXCLUDING   (EXCLUDING   TURNOVER   COMMISSION
                                     (000)       ASSETS     NET ASSETS    WAIVERS)     WAIVERS)      RATE       RATE**
-------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997...............................$149,022         0.70%        5.54%        0.76%        5.48%      11.88%      N/A
1996............................... 160,317         0.70         5.53         0.79         5.44       22.80       N/A
1995............................... 124,404         0.70         5.63         0.84         5.49       18.33       N/A
1994...............................  97,562         0.70         4.43         0.90         4.23       37.80       N/A
-------------------------------------------------------------------------------------------------------------------------

LOUISIANA TAX-FREE INCOME
 FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997...............................$ 38,471         0.61%        4.35%        0.65%        4.31%       0.77%      N/A
1996...............................  20,937         0.65         4.38         0.75         4.28        8.26       N/A
1995...............................  11,705         0.65         4.51         0.95         4.21        2.31       N/A
1994...............................   6,971         0.65         4.10         1.72         3.03       30.31       N/A
-------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997(2)............................$ 15,562         0.90%*       6.22%*       1.43%*       5.69%*      1.34%        N/A
-------------------------------------------------------------------------------------------------------------------------

BALANCED FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997...............................$134,941         0.90%        3.05%*       0.96%        2.99%      40.97%    $ .0796
1996............................... 114,384         0.89         3.53         1.01         3.41       57.22       .0794
1995...............................  87,076         0.85         3.70         1.04         3.51       55.06       N/A
1994...............................  71,379         0.85         3.18         1.14         2.89       64.09       N/A
-------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997...............................$134,117         1.00%        1.33%        1.00%        1.33%      97.91%    $ .0798
1996...............................  93,508         0.97         2.12         1.02         2.07       95.93       .0795
1995...............................  58,854         0.90         2.40         1.07         2.23       97.88       N/A
1994...............................  41,922         0.90         1.95         1.17         1.68      161.42       N/A
-------------------------------------------------------------------------------------------------------------------------

GROWTH EQUITY FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997...............................$ 31,608         1.00%        0.46%        1.04%        0.42%      65.12%    $ .0799
1996(1)............................  18,400         1.00*        0.73*        1.12*        0.61*      91.09*      .0797
-------------------------------------------------------------------------------------------------------------------------

SMALL CAP EQUITY FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997(3)............................$  3,616         0.20%*      (0.20)%*      1.79%*      (1.79)%*    29.56%        N/A
-------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------------

1997(3)............................$  3,435         0.27%*      (0.27)%*      2.21%*      (2.21)%*     4.69%        N/A
-------------------------------------------------------------------------------------------------------------------------




+   Total Return does not reflect sales load on Class A shares.


*  Annualized.


** Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


(1) Commenced operations on March 1, 1996.


(2) Commenced operations on January 31, 1997.


(3) Commenced operations on February 3, 1997.

10


FINANCIAL HIGHLIGHTS



The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.



For a Class B Share Outstanding Throughout each Period ended September 30,


                                                                      REALIZED
                                                                         AND
                                              NET ASSET              UNREALIZED   DISTRIBUTIONS
                                                VALUE       NET       GAINS OR      FROM NET     DISTRIBUTIONS  NET ASSET
                                              BEGINNING  INVESTMENT  (LOSSES) ON   INVESTMENT    FROM CAPITAL   VALUE END  TOTAL
                                              OF PERIOD    INCOME    INVESTMENTS     INCOME          GAINS      OF PERIOD  RETURN+
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997.........................................  $ 9.76      $0.47       $ 0.24        $(0.48)            --       $ 9.99     7.40%
1996.........................................    9.92       0.46        (0.15)        (0.47)            --         9.76     3.23
1995.........................................    9.46       0.46         0.47         (0.47)            --         9.92    10.10
1994(1)......................................   10.04       0.31        (0.58)        (0.31)            --         9.46    (2.84)*
---------------------------------------------------------------------------------------------------------------------------------
LOUISIANA TAX-FREE INCOME FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997.........................................  $ 9.79      $0.34       $ 0.33        $(0.35)            --       $10.11     6.99%
1996.........................................    9.79       0.35           --         (0.35)            --         9.79     3.60
1995.........................................    9.39       0.35         0.40         (0.35)            --         9.79     8.21
1994(2)......................................    9.87       0.27        (0.48)        (0.27)            --         9.39    (2.58)*
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997(4)......................................  $10.00      $0.33       $ 0.16        $(0.35)            --       $10.14     7.57%*
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997.........................................  $11.37      $0.26       $ 2.47        $(0.28)        $(0.50)      $13.32    25.19%
1996.........................................   10.93       0.30         0.59         (0.30)         (0.15)       11.37     8.30
1995.........................................    9.64       0.30         1.29         (0.30)            --        10.93    16.75
1994(1)......................................   10.03       0.18        (0.39)        (0.18)            --         9.64    (2.24)*
---------------------------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997.........................................  $12.97      $0.09       $ 5.34        $(0.09)        $(0.81)      $17.50    44.31%
1996.........................................   11.86       0.17         1.29         (0.17)         (0.18)       12.97    12.49
1995.........................................    9.70       0.15         2.17         (0.16)            --        11.86    24.17
1994(1)......................................    9.95       0.08        (0.25)        (0.08)            --         9.70    (1.82)*
---------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997.........................................  $12.07      $0.03       $ 3.64            --             --       $15.74    30.41%
1996(3)......................................   11.14       0.01         0.93         (0.01)            --        12.07     8.48
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997(5)                                        $10.00      $(0.02)     $ 2.18            --             --       $12.16    32.85%*
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND--CLASS B
---------------------------------------------------------------------------------------------------------------------------------
1997(5)                                        $10.00      $(0.03)     $ 0.97            --             --       $10.94    14.30%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           RATIO OF
                                                                   RATIO OF                  NET
                                                        RATIO OF     NET       RATIO OF   INVESTMENT
                                                NET     EXPENSES  INVESTMENT   EXPENSES   INCOME TO
                                              ASSETS       TO       INCOME    TO AVERAGE   AVERAGE
                                              END OF    AVERAGE       TO      NET ASSETS  NET ASSETS  PORTFOLIO  AVERAGE
                                              PERIOD      NET      AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER  COMMISSION
                                               (000)     ASSETS   NET ASSETS   WAIVERS)    WAIVERS)     RATE      RATE**
--------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997......................................... $1,062      1.45%      4.81%       1.51%       4.75%      11.88%     N/A
1996.........................................    523      1.45       4.81        1.54        4.72       22.80      N/A
1995.........................................    244      1.45       4.86        1.59        4.72       18.33      N/A
1994(1)......................................    147      1.45*      3.88*       1.69*       3.64*      37.80      N/A
--------------------------------------------------------------------------------------------------------------------------

LOUISIANA TAX-FREE INCOME FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997......................................... $1,136      1.36%      3.61%       1.40%       3.57%       0.77%     N/A
1996.........................................    727      1.40       3.62        1.50        3.52        8.26      N/A
1995.........................................    567      1.40       3.77        1.70        3.47        2.31      N/A
1994(2)......................................    601      1.40*      3.35*       2.47*       2.28*      30.31      N/A
--------------------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997(4)...................................... $  470      1.65%*     5.49%*      2.13%*      5.01%*      1.34%       N/A
--------------------------------------------------------------------------------------------------------------------------

BALANCED FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997......................................... $3,939      1.65%*     2.28%       1.71%       2.22%      40.97%    $.0796
1996.........................................  1,996      1.64       2.80        1.76        2.68       57.22      .0794
1995.........................................  1,137      1.60       2.95        1.79        2.76       55.06      N/A
1994(1)......................................    868      1.60*      2.55*       1.94*       2.21*      64.09      N/A
--------------------------------------------------------------------------------------------------------------------------

VALUE EQUITY FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997......................................... $9,944      1.75%      0.55%       1.75%       0.55%      97.91%    $.0798
1996.........................................  3,990      1.73       1.37        1.77        1.33       95.93      .0795
1995.........................................  1,288      1.65       1.62        1.82        1.45       97.88      N/A
1994(1)......................................    389      1.65*      1.30*       1.93*       1.02*     161.42      N/A
--------------------------------------------------------------------------------------------------------------------------

GROWTH EQUITY FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997......................................... $1,800      1.75%     (0.30)%      1.79%      (0.34)%     65.12%    $.0799
1996(3)......................................    152      1.75*     (0.02)*      1.87*      (0.14)*     91.09      .0797
--------------------------------------------------------------------------------------------------------------------------

SMALL CAP EQUITY FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997(5)                                       $  654      0.95%     (0.95)%      2.61%*     (2.61)%*    29.56%*      N/A
--------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND--CLASS B
--------------------------------------------------------------------------------------------------------------------------

1997(5)                                       $  358      1.02%     (1.02)%      2.86%*     (2.86)%*     4.69%*      N/A
--------------------------------------------------------------------------------------------------------------------------



+ Total return does not reflect contingent deferred sales charge on Class B shares.

*  Annualized.

** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(1) Commenced operations on October 22, 1993.


(2) Commenced operations on November 22, 1993.


(3) Commenced operations on April 19, 1996.


(4) Commenced operations on January 31, 1997.


(5) Commenced operations on February 3, 1997.

11


FINANCIAL HIGHLIGHTS



The following are financial highlights of the Small Cap Growth Portfolio of SIMT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's financial statements as of, and for the fiscal year ended, September 30, 1997 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIMT's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.



For a Class A Share Outstanding Throughout the Period ended September 30,


                                                 NET
                                               REALIZED
                                                 AND
                     NET ASSET       NET      UNREALIZED  DISTRIBUTIONS
                       VALUE     INVESTMENT     GAINS        FROM NET     DISTRIBUTIONS    NET ASSET
                     BEGINNING     INCOME     (LOSSES ON    INVESTMENT       FROM NET      VALUE END    TOTAL
                     OF PERIOD     (LOSS)     SECURITIES)     INCOME      REALIZED GAIN    OF PERIOD   RETURN*
--------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH PORTFOLIO--CLASS A
--------------------------------------------------------------------------------------------------------------
1997................   $            $           $             $               $              $               %
1996................    19.88       (0.08)       4.37             --            3.66          20.51     26.56
1995................    14.04       (0.14)       5.98             --              --          19.88     41.65
1994................    14.67       (0.05)       0.07             --           (0.65)         14.04      0.23
1993................    10.65       (0.02)       4.05          (0.01)             --          14.67     37.81
1992(1).............    10.00        0.02        0.65          (0.02)             --          10.65     15.07
--------------------------------------------------------------------------------------------------------------

                                                                       RATIO OF
                                                                          NET
                                             RATIO OF                 INVESTMENT
                                RATIO OF        NET       RATIO OF      INCOME
                       NET      EXPENSES    INVESTMENT   EXPENSES TO   (LOSS) TO
                     ASSETS        TO         INCOME     AVERAGE NET  AVERAGE NET
                     END OF      AVERAGE     (LOSS) TO     ASSETS       ASSETS     PORTFOLIO    AVERAGE
                     PERIOD        NET      AVERAGE NET  (EXCLUDING   (EXCLUDING   TURNOVER   COMMISSION
                      (000)      ASSETS       ASSETS      WAIVERS)     WAIVERS)      RATE       RATE **
---------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH POR
---------------------------------------------------------------------------------------------------------
1997................$                    %          %            %            %           %     $
1996................ 380,525         1.10      (0.63)        1.11        (0.64)        167       0.0529
1995................ 310,238         1.10      (0.60)        1.13        (0.63)        113       N/A
1994................ 300,296         1.01      (0.51)        1.11        (0.61)         97       N/A
1993................ 193,816         0.97      (0.25)        1.14        (0.42)         85       N/A
1992(1).............  36,191         0.97       0.49         1.29         0.17          33       N/A
---------------------------------------------------------------------------------------------------------


*  Sales load is not reflected in total return.
** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after
    September 1, 1995.

(1) The Small Cap Growth Portfolio's Class A shares were offered beginning April 20, 1992. All ratios including total return for that period have been annualized.



FINANCIAL HIGHLIGHTS



The following financial highlights of the International Equity Portfolio of SIT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIT's 1) unaudited financial statements as of, and for the period ended, August 31, 1997 and notes thereto which are incorporated by reference into the Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, February 28, 1997 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIT's 1997 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.



For a Class A Share Outstanding Throughout each Period ended February 28 or 29,


                                                 NET
                                               REALIZED
                     NET ASSET       NET         AND      DISTRIBUTIONS
                       VALUE     INVESTMENT   UNREALIZED    FROM NET     DISTRIBUTIONS              NET ASSET
                     BEGINNING     INCOME       GAINS      INVESTMENT      FROM NET     RETURN OF   VALUE END   TOTAL
                     OF PERIOD     (LOSS)      (LOSSES)      INCOME      REALIZED GAIN   CAPITAL    OF PERIOD  RETURN
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO CLASS A
----------------------------------------------------------------------------------------------------------------------
1997*...............   $ 9.67       $0.09      $ 0.31        $   --         $   --       $   --      $10.07      4.14%
1997................    10.00        0.09        0.47         (0.07)         (0.82)          --        9.67      5.70
                                                                             (0.99)
1996................     9.59        0.14        1.45         (0.19)              --_>        ]       10.00     17.30
1995................    11.00        0.15       (0.97)           --          (0.59)          --        9.59     (7.67)
1994................     8.93        0.13        2.05         (0.11)            --           --       11.00     24.44
1993................     9.09        0.16        0.04         (0.36)            --           --        8.93      2.17
1992................     9.56        0.19       (0.36)        (0.30)            --           --        9.09     (1.63)
1991................     9.62        0.18       (0.14)           --          (0.01)       (0.09)       9.56      0.36
1990(1).............    10.00        0.04       (0.42)           --             --           --        9.62     (3.70)
----------------------------------------------------------------------------------------------------------------------

                                                                     RATIO OF
                                                                       NET
                                                                    INVESTMENT
                                             RATIO OF                 INCOME
                                               NET       RATIO OF   (LOSS) TO
                       NET      RATIO OF    INVESTMENT   EXPENSES    AVERAGE
                     ASSETS    EXPENSES TO    INCOME    TO AVERAGE     NET
                     END OF      AVERAGE    (LOSS) TO   NET ASSETS    ASSETS    PORTFOLIO  AVERAGE
                     PERIOD        NET       AVERAGE    (EXCLUDING  (EXCLUDING  TURNOVER  COMMISSION
                      (000)      ASSETS     NET ASSETS   WAIVERS)    WAIVERS)     RATE     RATE **
----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------
1997*...............$641,419       1.25%       2.04%       1.34%       1.95%       .35%     $0.0172
1997................$524,062       1.28        1.11        1.42        0.97        117      N/A

1996................ 347,646       1.25        1.29        1.29        1.25        102      N/A
1995................ 328,503       1.19        1.30        1.21        1.28         64      N/A
1994................ 503,498       1.10        1.46        1.24        1.32         19      N/A
1993................ 178,287       1.10        1.80        1.53        1.37         23      N/A
1992................  92,456       1.10        2.07        1.52        1.65         79      N/A
1991................  35,829       1.10        3.52        1.64        2.98         14      N/A
1990(1).............   8,661       1.10        3.13        5.67       (1.44)        --      N/A
----------------------------------------------------------------------------------------------------



* For the six month period ended August 31, 1997 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "-- " are either $0 or have been rounded to $0.


** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


(1) The International Equity Portfolio's Class A shares were offered beginning December 20, 1989. All ratios for that period have been annualized.

(A) Distributions from net investment income include distributions of certain foreign currency gains and losses.

12

THE TRUST

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through two separate classes, Class A and Class B, which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. Each Fund and each Portfolio is a diversified mutual fund, except for the Louisiana Tax-Free Income Fund, which is non-diversified. Information regarding shares of the Trust's Treasury Securities Money Market Fund, Institutional Money Market Fund and Tax Exempt Money Market Fund (the "Money Market Funds") is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

The GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital.

Under normal conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities ("U.S. Government securities"). The Fund may also invest in the following securities if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by First National Bank of Commerce in New Orleans (the "Adviser"): (i) corporate bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) privately issued mortgage-backed securities rated in the highest rating category by an NRSRO; (iii) asset-backed securities rated in the highest rating category by an NRSRO; (iv) repurchase agreements involving any of the foregoing securities (including U.S. Government securities); and (v) money market securities (as defined in the "Description of Permitted Investments and Risk Factors"). For a description of ratings, see "Appendix." Normally, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years; however, under certain circumstances this average weighted maturity may fall below three years. In determining the maturity of mortgage-backed securities, the Adviser will use the estimated average life of such securities. There are no restrictions on the maturity of any single instrument.

The LOUISIANA TAX-FREE INCOME FUND (the "Louisiana Fund") seeks to provide a level of current income consistent with relative stability of capital.

The Fund will invest at least 80% of its net assets in fixed income securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax ("Municipal Securities") and is not a preference item for purposes of the alternative minimum tax. Under normal conditions, at least 65% of the Louisiana's Fund's total assets will be invested in Municipal Securities the interest on which is exempt from personal income taxes imposed by the State of Louisiana ("Louisiana Municipal Securities"). The Fund may invest up to 20% of its net assets in (i) Municipal Securities the interest on which is a preference item for purposes of the alternative minimum tax and (ii) taxable investments, including money market securities.

The Louisiana Fund may purchase the following types of Municipal Securities (including Louisiana Municipal Securities) only if such securities, at the time of purchase, either have the requisite rating from an NRSRO or are of comparable quality as determined by the Adviser: (i) bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) notes and certificates of participation rated in one of the three highest rating categories; and (iii) commercial paper rated in one of the two highest rating categories.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of seven to fifteen years; however, under certain circumstances this average weighted maturity may fall below seven years. There are no restrictions on the maturity of any single instrument.

LOUISIANA RISK FACTORS -- The Louisiana Fund is more susceptible to factors adversely affecting issuers of Louisiana Municipal Securities than is a comparable municipal bond fund that does not focus its investments in Louisiana Municipal Securities. Although its economy has improved somewhat in recent years, Louisiana experienced severe financial difficulties in the late 1980s and continues to face the risks associated with a non-diversified economy. In particular, the significance of

13

the oil and gas industry in Louisiana's economy has resulted in financial difficulties during unfavorable markets for oil and gas products and in financial benefits during favorable markets. Further difficulties may result from the uncertain state of the land-based casino industry in New Orleans.


Louisiana is working to expand economic development activities that will take advantage of its replenishable natural resources such as timber, water for aquaculture, fish and seafood related products and related industrial uses of such resources. Louisiana's economy in 1995, compared to 1994, was in a period of economic expansion. Louisiana's economy continued to experience steady growth in 1996. The state is also pursuing further development of its transportation capabilities by expanding port-related activities and improving its highways and airports.



General obligations of Louisiana are currently rated A-, A3 and A, by Standard & Poor's Corporation ("S&P"), Moody's Investor Services, Inc. ("Moody's") and Fitch Investors Service, Inc., respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions. If either Louisiana or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Fund, the Fund's net asset value, the ability to preserve or realize appreciation of the Fund's capital or the Fund's liquidity could be adversely affected.


NON-DIVERSIFICATION -- Investment in the Louisiana Fund, a non-diversified mutual fund, may entail greater risk than would investment in a diversified mutual fund. The Fund's ability to focus its investments on a fewer number of issuers means that any economic, political or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The STRATEGIC INCOME BOND FUND seeks to provide current income.

Under normal conditions, the Fund will invest at least 65% of its net assets in fixed income securities that are rated investment grade or higher, i.e., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Emphasis in the Fund will generally be in U.S. Government securities and investment grade corporate obligations of U.S. issuers. Additional fixed income securities in which the Fund may invest consist of: (i) mortgage-backed securities, (ii) obligations issued by the Canadian government, (iii) asset-backed securities, (iv) guaranteed investment contracts ("GICs"), (v) bank investment contracts ("BICs"), (vi) zero coupon obligations, (vii) floating or variable rate instruments, (viii) money market securities; (ix) convertible securities, (x) restricted securities, and (xi) other investment companies. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of greater than 10 years; however, under certain circumstances, this average weighted maturity may fall below 10 years. There are no restrictions on the maturity of any single instrument.

The BALANCED FUND seeks to provide capital appreciation and current income through regular payments of dividends and interest.


Under normal conditions, the Fund will invest between 30% and 75% of its total assets in common stocks, warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks of established companies with equity market capitalizations in excess of $300 million (together, "equity securities"). The Fund may also invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts ("ADRs"). The Fund will purchase only those common stocks that are traded on registered exchanges or actively traded in the over-the-counter market.


Under normal conditions, the Fund will invest between 25% and 70% of its total assets in fixed income securities (other than money market securities) consisting of the following, but only if, at the time of purchase, such securities either have the

14

requisite rating from an NRSRO or are of comparable quality as determined by the
Adviser: (i) U.S. Government securities; (ii) privately issued mortgage-backed securities rated in the highest rating category; (iii) asset-backed securities rated in the highest rating category; or (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories. The Fund will maintain at least 25% of its assets in fixed income senior securities. The Fund is not subject to any maturity restrictions on its investments in non-money market securities.

The Fund may also invest in money market securities.

In making allocation decisions, the Adviser will evaluate projections of risk, market and economic conditions, volatility, yields and expected return. Because the Fund in part seeks capital appreciation, the Adviser does not intend to make frequent changes in asset allocation.

The VALUE EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities which have a low current valuation relative to various measures of intrinsic value.


The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will invest primarily in equity securities of established companies with equity market capitalizations in excess of $300 million that the Adviser believes to have potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in money market securities for liquidity purposes.


The GROWTH EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in companies whose sales and earnings are expected to grow at an above average rate.

The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will primarily invest in equity securities of established companies with equity market capitalizations in excess of $300 million that the Adviser believes to have potential for long-term capital appreciation and growth. The Adviser initiates purchase and sale decisions based on such growth and profitability measures as return on equity, earnings growth, sales growth and expected return. Capital appreciation is the primary purpose of the Fund. Current dividend income is a secondary consideration. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in money market securities for liquidity purposes.

The SMALL CAP EQUITY FUND seeks to provide long-term capital appreciation. It currently pursues this objective by investing up to 100% of its assets in the Small Cap Growth Portfolio of SIMT, which has an identical objective.

Under normal market conditions, the Small Cap Growth Portfolio will invest at least 65% of its total assets in the equity securities of smaller growth companies (i.e., companies with equity market capitalizations less than $1 billion) which, in the opinion of the Portfolio's sub-advisors (the "Money Managers"), are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The Money Managers will select companies that have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. The Money Managers also seek companies with strong company management and superior fundamental strength. Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. Any remaining assets may be invested in the equity securities of more established companies that the Money Managers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in

15

management or other similar opportunities. Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Portfolio may also invest in equity securities of foreign issuers traded in the United States, including ADRs.


The Small Cap Growth Portfolio's investment policies also permit the Portfolio to purchase investment company securities, and purchase or write options, futures and options on futures.



In order to meet liquidity needs, or for temporary defensive purposes, the Portfolio may invest all or a portion of its assets in common stocks of larger, more established companies, investment grade fixed income securities, cash or money market securities.


The Small Cap Growth Portfolio's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for shareholders. See "Taxes."


For a more detailed description of the Small Cap Growth Portfolio's investment objective and policies, see the Portfolio's Prospectus.



The INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation. It currently pursues this objective by investing up to 100% of its assets in the International Equity Portfolio of SIT, which has an identical objective. Under normal circumstances, at least 65% of the International Equity Portfolio's assets will be invested in equity securities of at least three countries other than the United States.



Securities of non-U.S. issuers purchased by the International Equity Portfolio will typically be listed on recognized foreign exchanges but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Portfolio expects its investments to emphasize large, intermediate and small capitalization companies.



The International Equity Portfolio may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. The Portfolio may enter into forward foreign currency contracts to manage its foreign currency exposure and to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Portfolio also may invest in foreign currency futures and in options on currencies.



The International Equity Portfolio expects to be fully invested in its primary investments, described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves: money market instruments; swaps; options on securities and non-U.S. Indices; futures contracts, including stock index futures contracts; and options on futures contracts.



The Portfolio is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its total assets in illiquid securities. Although permitted to do so, the Portfolio does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending.

16


GENERAL INVESTMENT POLICIES



For temporary defensive purposes when the Adviser or, with respect to the Small Cap Growth Portfolio, SIMC or the Money Managers determines that market conditions warrant, each Fund and the Small Cap Growth Portfolio may invest up to 100% of its assets in money market securities and cash. For temporary defensive purposes, when SIMC and the Money Managers determine that market conditions warrant, the International Equity Portfolio may invest up to 50% of its assets in money market securities and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the Money Managers to be of comparable quality; invest a portion of such assets in cash; and invest such assets in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the Money Managers to be of comparable quality. Additionally, with respect to the Small Cap Equity Fund or International Equity Fund, for temporary defensive purposes or to maintain the respective Fund's status as a regulated investment company under the Internal Revenue Code, the Adviser may invest up to 100% of such Fund's assets in cash and other non-investment securities. To the extent a Fund or Portfolio is investing for temporary defensive purposes, the Fund or Portfolio will not be pursuing its investment objective. Each Fund except the Value Equity Fund and Growth Equity Fund, and the International Equity Portfolio, may purchase securities on a when-issued or delayed delivery basis.


In order to generate additional income, each Fund or Portfolio may lend the securities which it owns. The International Equity Portfolio does not currently intend to engage in securities lending. All Funds and Portfolios may invest in repurchase agreements.

Debt rated in the fourth highest ratings category such as BBB by S&P or Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics.

For additional information regarding risks and permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to the Funds without the consent of the holders of a majority of the Fund's outstanding shares. The Portfolios have adopted fundamental policies that are similar to these policies.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets. This restriction does not apply to the Louisiana Fund.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and (ii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

17

For purposes of the industry concentration limitations discussed above, the following definitions apply to the International Equity Portfolio; these definitions form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

HOW TO PURCHASE SHARES


Class A shares and Class B shares of the Funds may be purchased directly from the shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent") by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers, including Marquis Investments, LLC, that have established a dealer agreement with SEI Investments Distribution Co., the Trust's distributor (the "Distributor"). Shares of the Fund are sold on a continuous basis.


HOW TO PURCHASE BY MAIL


You may purchase Class A or Class B shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)", to Marquis Funds at P.O. Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.


You may obtain Account Application forms by calling 1-800-471-1144.

HOW TO PURCHASE BY WIRE


You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire; provided that the shareholder notifies the Transfer Agent prior to 3:00 p.m., Central Time. If the Transfer Agent does not receive notice by 3:00 p.m., Central Time, on the Business Day of the wire, the order will be executed on the next Business Day.


HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")


You may open an account in a Fund and/or arrange for periodic additional investments in the Funds through automatic deductions.



ACCOUNTS OPENED THROUGH MARQUIS INVESTMENTS, LLC



You may open an AIP account with as little as $100 per month. You may obtain an application form by calling 1-800-801-1594 or speaking with your Investment Consultant.



ACCOUNT OPENED THROUGH THE FCC EMPLOYEE PAYROLL INVESTMENT PLAN



Officers, directors or trustees, employees and retirees (their spouses and immediate family members) of First Commerce Corporation and its subsidiaries and affiliates ("employees") may open an account in the Fund through automatic payroll deductions with as little as $20 per pay period. All sales charges are waived. You may obtain an Employee Payroll Investment Plan Application by calling 1-800-471-1144.



ALL OTHER ACCOUNTS



You may open an account in the Fund and/or arrange for periodic additional investments in the

18


Funds through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form.



The minimum pre-authorized investment amount is $50 per month. You may obtain an AIP application form by calling 1-800-471-1144.


GENERAL INFORMATION


You may purchase Class A shares and Class B shares of the Funds on any day the New York Stock Exchange is open for business ("Business Days"). However, shares of the Funds cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in either class of any Fund is $2,500 ($500 minimum for individual retirement accounts and employees of the Adviser or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100 except for purchases through the AIP and payroll deductions, which must be at least $50.



A purchase order for shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment before 3:00 p.m., Central Time. The purchase price of Class A shares of a Fund is the net asset value next determined after the purchase order is effective plus the applicable sales load, if any. The purchase price of Class B shares is the net asset value next determined after the purchase order is effective.



The net asset value per share of any Fund is determined as of the close of trading on the New York Stock Exchange (currently, 3:00 p.m., Central Time) on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, each Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class B shares.


The Trust reserves the right to reject a purchase order for shares when the Adviser determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should call 1-800-471-1144.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Certain of these financial institutions may be required under state law to register as broker/dealers.

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW

You may purchase shares of the Funds at a price equal to their net asset value per share plus a sales charge which, at your election, may be imposed either (i) at the time of the purchase (Class A "initial sales charge alternative"), or
(ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a Fund's interest in the portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B shares bear the expenses of the

19

deferred sales arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares), (iii) only Class B shares carry a conversion feature and (iv) each class has different exchange privileges. See "Exchanges." Sales personnel of broker-dealers distributing the Funds' shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.

The alternative purchase arrangement permits you to choose the method of purchasing shares that is more beneficial to you. The amount of your purchase, the length of time you expect to hold the shares, and whether you wish to receive dividends in cash or in additional shares will all be factors in determining which sales charge option is best for you. You should consider whether, over the time you expect to maintain your investment, the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial to you if you qualify for reduced sales charges as described below.

The Trustees of the Trust have determined that currently no conflict of interest exists between the Class A and Class B shares. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES


SALES CHARGE


The following table shows the regular sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                         SALES CHARGE   SALES CHARGE
                              AS             AS          REALLOWANCE
                         PERCENTAGE OF   PERCENTAGE     AS PERCENTAGE
                           OFFERING        OF NET        OF OFFERING
                           PRICE PER       AMOUNT         PRICE PER
  AMOUNT OF PURCHASE         SHARE        INVESTED          SHARE
-----------------------  -------------  -------------  ---------------
Less than $100,000.....        3.50%          3.63%           3.50%
$100,000 but less than
 $250,000..............        2.50%          2.56%           2.50%
$250,000 but less than
 $500,000..............        2.00%          2.04%           2.00%
$500,000 but less than
 $1,000,000............        1.50%          1.52%           1.50%
*$1,000,000 and
 above.................         none           none            none

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. The charge will be based on the lesser of: (i) the net asset value of your redeemed Class A shares at the time of redemption, or (ii) the net asset value of your redeemed shares at the time of purchase. The redemption charge does not apply to shares acquired through the reinvestment of dividends. This charge is payable to the Distributor.


The sales charge shown in the foregoing table is the maximum sales charge that applies to sales through financial intermediaries. With respect to purchases of Class A shares of $1,000,000 or more, payment equal to as much as 1.00% of the purchase price may be paid to financial intermediaries through which sales are made. The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds. Such promotional incentives will be predicated upon the amount of shares of the Funds sold by the dealer. The amount of the entire sales charge will be paid to financial institutions. Financial institutions that receive more than 90% of the sales charge may be considered "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

20

REDUCED SALES CHARGE: RIGHTS OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A shares of the Funds sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

REDUCED SALES CHARGE: LETTER OF INTENT

By submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fixed Income Funds and the Equity Funds previously purchased and still held as of the date of their Letter toward the completion of such Letter.


WAIVER OF SALES CHARGE



No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges for Class A shares as described below or at the time of any exchanges of Class B shares; (iii) sold to officers, directors or trustees, employees and retirees (and their spouses and immediate family members) of the Trust, First Commerce Corporation and its subsidiaries, affiliates, and correspondents, and the Distributor and its subsidiaries and affiliates; (iv) sold to certain accounts for which the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation serve in a fiduciary, agency or custodial capacity;
(v) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Trust is a party; (vi) purchased with the proceeds of employee benefit plan distributions for which the Adviser and its affiliates act in a fiduciary capacity; (vii) purchased within thirty days of a redemption of Class A shares of such Funds (only to the amount of such redemption); (viii) sold to purchasers of Class A shares of the Value Equity Fund that are sponsors of other investment companies which are unit investment trusts for deposit by such sponsors into such unit investment trusts, and purchasers of Class A shares of the Value Equity Fund that are holders of such unit investment trusts that invest distributions from such unit investment trusts in Class A shares of the Value Equity Fund; (ix) purchased within thirty days of a redemption of Class B shares of such Funds for which the contingent deferred sales charge was paid (only to the amount of such redemption); or (x) sold to clients who have enrolled in asset allocation programs sponsored or operated by the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation. In addition, if you acquire Class A shares of a Fund through an exchange of shares of a Money Market Fund, you will not be charged a sales load on any portion of your investment which was previously subject to the

21

Funds' sales charges. You must notify the Distributor at the time of your purchase if you are eligible for a waiver of the sales load.

CLASS B SHARES

CONTINGENT DEFERRED SALES CHARGE

If you redeem your Class B shares within five years of purchase, you will pay a contingent deferred sales charge at the rates set forth below. You will not be required to pay the contingent deferred sales charge on exchange of your Class B shares of any Fund for Class B shares of any other Fund. See "Exchanges." The charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.


                                           CONTINGENT DEFERRED
                                            SALES CHARGE AS A
                                           PERCENTAGE OF DOLLAR
                                            AMOUNT SUBJECT TO
YEAR SINCE PURCHASE                               CHARGE
----------------------------------------  ----------------------
First...................................             3.50%
Second..................................             2.75%
Third...................................             2.00%
Fourth..................................             1.25%
Fifth...................................             0.50%


In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over five years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the five-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

CONVERSION FEATURE. At the end of the period ending five years after the beginning of the month in which the shares were issued, Class B shares will automatically convert to Class A shares and will no longer be subject to the distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes.

EXCHANGES


Exchanges are generally made at net asset value. You may exchange Class A or Class B shares of any Fund for Class A or Class B shares, respectively, of any other Fund without paying any additional sales charge. You may exchange an investment in Class A shares of any Fund for Retail shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund, and move your investment back into Class A shares of any Fund, without paying any additional sales charge.


For purposes of calculating the Class B shares' five year conversion period or contingent deferred sales charge payable upon redemption, the holding period of Class B shares of the "old" Fund and the holding period for Class B shares of the "new" Fund are aggregated.


You must have received a current prospectus of the Fund into which you wish to move your investment before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" Fund may legally be sold.


Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

22

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $25 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

It is generally not in your best interest to participate in the SWP if you purchase additional shares at the same time and you have to pay a sales load in connection with such purchases. Because automatic withdrawals of Class B shares will be subject to the contingent deferred sales charge, it may not be in the best interest of Class B shareholders to participate in the SWP.

OTHER INFORMATION REGARDING REDEMPTIONS


All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, reduced by any applicable contingent deferred sales charge for Class B shares. Net asset value per share is determined as of 3:00 p.m., Central Time, on each Business Day.

23

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, less any applicable contingent deferred sales charge, if, because of redemptions, your account in any Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and employees of the Adviser or its affiliates). Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER


First National Bank of Commerce in New Orleans ("First NBC" or the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Small Cap Equity Fund and International Equity Fund, the Adviser invests in a "master" fund, cash and other non-investment securities and monitors the performance of SIMC, the manager of both the Small Cap Growth Portfolio and the International Equity Portfolio, and has authority to recommend to the Trustees changes in the underlying master fund. Should the Funds withdraw from the Corporate Master-Feeder-TM- structure, the Adviser may manage the assets of the Small Cap Equity Fund and International Equity Fund directly as it deems appropriate after consultation with the Trustees of the Trust. See "Small Cap Growth and International Equity Portfolios" below.



As of September 30, 1997, the Adviser's Trust Group managed approximately $3.2 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Adviser has provided investment management services since 1933.



The Glass-Steagall Act restricts the securities activities of national banks such as First NBC but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Government Securities Fund, .74% of the average daily net assets of each of the Strategic Income Bond Fund, Balanced Fund, Value Equity Fund and Growth Equity Fund, .35% of the average daily net assets of the Louisiana Fund, .40% of the average daily net assets of each of the Small Cap Equity Fund and International Equity Fund. Each Feeder Fund's shareholders will bear their pro rata portion of the respective Portfolio's advisory fees. The Adviser may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. Should the Adviser determine that the Small Cap Equity Fund and/or the International Equity Fund should no longer remain in a Corporate Master-Feeder-TM- structure, the Adviser will manage all of the investments for such Fund(s). At that time, the Adviser would be entitled to a fee, calculated daily

24

and paid monthly, at an annual rate of .90% of the average daily net assets of the Small Cap Equity Fund and/or 1.10% of the average daily net assets of the International Equity Fund.


For the fiscal year ended September 30, 1997, the Adviser was paid an advisory fee of .51% of the Government Securities Fund, .35% of the Louisiana Tax-Free Income Fund, .71% of the Balanced Fund, .75% of the Value Equity Fund, .72% of the Growth Equity Fund, .31% of the Strategic Income Bond Fund, .19% of the Small Cap Equity Fund and .19% of the International Equity Fund, based on each Fund's average net assets.



John C. Portwood, CFA, Senior Vice President of the Adviser, shares oversight responsibility of the portfolio managers of all the Funds since the Funds' inception. He serves as portfolio manager of the Growth Equity Fund and as co-manager of the Value Equity Fund. Mr. Portwood is the Chief Investment Strategist of the Adviser's Trust Group, with over 29 years of investment management experience and the past nine with the Adviser.



Kevin P. Reed, Senior Vice President of the Adviser and Manager of the Trust Investment Division, shares oversight responsibility of the portfolio managers of all the Funds and has been the portfolio manager for the Government Securities Fund, the Louisiana Tax-Free Income Fund, and co-manager of the Balanced Fund since their inception. For the past thirteen years, Mr. Reed has been a portfolio manager with the Adviser's Trust Investment Division.



Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, Institutional Money Market Fund and Strategic Income Bond Fund. Mr. Dugal is currently a senior portfolio manager and Manager of Fixed Income and Trading. Mr. Dugal has over 12 years of experience in portfolio management, investment trading and research, the past seven with the Adviser. He is licensed as a general securities principal and a municipal securities principal.



Gregory W. Hodlewsky, Vice President of the Adviser, serves as co-manager of the Value Equity Fund and the Balanced Fund. Mr. Hodlewsky is a senior portfolio manager and Manager of Equities and Quantitative Research with the Adviser. Mr. Hodlewsky has 11 years of experience in portfolio management, investment trading and research. Mr. Hodlewsky joined the Adviser in 1994 and prior thereto was employed by NationsBank.



The Adviser also receives custodian fees from the Trust for providing safekeeping services. See "General Information--Custodians" below.


SMALL CAP GROWTH AND INTERNATIONAL EQUITY PORTFOLIOS


SIMC serves as the Manager of the Small Cap Growth Portfolio and International Equity Portfolio. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company located in Oaks, Pennsylvania. The principal business address of SIMC is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC currently serves as manager or administrator to more than 40 investment companies, including more than 290 funds, with more than $68 billion in assets as of September 30, 1997.



SIMC operates as a "manager of managers" with respect to the Small Cap Growth Portfolio, a separate series of SIMT, and the International Equity Portfolio, a separate series of SIT, and SIMC oversees the investment advisory services provided to each Portfolio and manages the cash portion of each Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the respective Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the respective assets of the Small Cap Growth Portfolio and the International Equity Portfolio. Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Money Manager's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

25


SIMT's Board of Trustees is responsible for overseeing the operation of SIMT, including reviewing and approving SIMT's contracts with SIMC and the Money Managers. Likewise, SIT's Board of Trustees is responsible for overseeing the operation of SIT, including reviewing and approving SIT's contracts with SIMC and the Money Managers. The same individuals currently serve as the Trustees of SIMT and SIT. Subject to review by the appropriate Board, SIMC allocates and, when appropriate, reallocates a Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the Funds' investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Portfolios due to its responsibility to oversee Money Managers and recommend their hiring, termination and replacement. The Securities and Exchange Commission has issued an exemptive order (the "Order") that permits both SIMT and SIT to retain Money Managers unaffiliated with SIMC without submitting the Money Manager's contract with SIMC to a vote of shareholders. The Order also permits the non-disclosure of amounts payable by SIMC under all such contracts.



For its management services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the rates (shown as a percentage of the average daily net assets) of .65% for the Small Cap Growth Portfolio and .505% for the International Equity Portfolio. SFM pays each Money Manager for its services from the management fees SIMC receives from the Portfolios.



As of the date of this prospectus, the assets of the Small Cap Growth Portfolio are being managed by the following Money Managers: First of America Investment Corporation; Nicholas-Applegate Capital Management Inc.; Furman Selz Capital Management LLC; and Wall Street Associates.



As of the date of this prospectus, the assets of the International Equity Portfolio are being managed by the following Money Managers: Acadian Asset Management, Inc.; Farrell Wako Global Investment Management, Inc.; Lazard London International Investment Management Limited; Seligman Henderson Co.; and jointly, Yamaichi Capital Management Inc. and Yamaichi Capital Management (Singapore) Limited.



The Distributor serves as the Portfolios' distributor pursuant to distribution agreements with both SIMT and SIT. No compensation is paid to the Distributor for distribution services for the shares of the Portfolios. The principal business address for the Distributor is Oaks, Pennsylvania 19456. DST serves as SIMT's transfer agent and Corestates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent of SIT's assets.


THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania, 19456. The Administrator and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive all or a portion of its fees and/or reimburse other expenses for the Small Cap Equity Fund and the International Equity Fund in order to limit total operating expenses at the feeder level of each Fund. The Administrator reserves the right to terminate its waivers or reimbursements, respectively, at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR


Class A shares of the Funds are sold with a front-end sales load. Class B shares of the Funds have a Rule 12b-1 distribution plan (the "Class B Plan"). SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution

26

Agreement"). As provided in the Distribution Agreement and the Class B Plan, the Trust pays the Distributor a fee at an annual rate of up to .75% of the average daily net assets of the Class B shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. Out of this fee, the Distributor pays .25% of the average daily net assets of the Class B shares to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for providing shareholder services. The Distributor may use the balance of the fee received from the Funds to make payments to financial intermediaries as compensation for services or as reimbursement of distribution assistance or shareholder service expenses incurred by the Distributor. The Class B Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution assistance or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries.

If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

SMALL CAP GROWTH AND INTERNATIONAL EQUITY PORTFOLIOS

The Small Cap Growth and International Equity Portfolios have each adopted a shareholder service plan (individually, a "Plan") for its Class A shares, the class in which the Small Cap Equity Fund and International Equity Fund each invests. Under each Plan, firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefore. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to any third parties. Under each Plan, a Portfolio may pay the Distributor a shareholder servicing fee at a negotiated annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment, net of any sales charge imposed on Class A shares or including the contingent deferred sales charge imposed on Class B shares redeemed at the end of the specified period covered by the total return figure, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.


Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect applicable sales loads and operating expenses. The data for the Small Cap Growth Portfolio and the International Equity Portfolio will be adjusted to reflect Fund operating expenses at the feeder level

27


of .11% and .50%, respectively, and (i) with respect to the Class A Shares, to take into account a 3.50% sales load; and (ii) with respect to Class B Shares, to take into account the applicable contingent deferred sales charge and Rule 12b-1 fees. Investment performance reflects voluntary fee waivers and reimbursements currently in effect. In the absence or reduction of current fee waivers or reimbursements, Total Return would be reduced.


A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of Class A and Class B shares of a Fund will differ because of the different sales charge structures of the classes and because of the distribution fees charged to Class B shares.

The total return of the Government Securities and Value Equity Funds may also be calculated for periods beginning prior to each Fund's commencement of operations, based, in each case, on the historical performance of predecessor collective trust funds managed by the Adviser.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences on an investment in a Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS


Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment company taxable income, and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.


TAX STATUS OF DISTRIBUTIONS


Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income will be taxable to shareholders as ordinary income whether received in cash or in additional shares, to the extent of the Fund's earnings and profits. Dividends paid by the Fixed Income Funds to corporate shareholders will not qualify for the dividends-received deduction, while dividends from the Equity Funds will qualify for the dividends-received deduction to the extent attributable to dividends received by the Equity Funds from domestic corporations (including, with respect to the Feeder

28


Funds, a pro rata portion of such dividends received by the corresponding Portfolio). Net capital gains will be distributed at least annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Distributions from net capital gains do not qualify for the dividends-received deduction. Each Fund will provide annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.


Certain securities purchased by a Fund (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state-specific conditions are satisfied. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

The Louisiana Tax-Free Income Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Louisiana Tax-Free Income Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."


To the extent the International Equity Fund derives any foreign tax credits with respect to its investments, such foreign tax credits are not permitted to be passed through to the shareholders of the International Equity Fund.


STATE TAXES

The Trust has obtained a ruling from the Louisiana Department of Revenue and Taxation to the effect the distributions to shareholders of the Louisiana Fund who are Louisiana residents, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions

29

and certain obligations of the United States or its territories, will not be subject to Louisiana income tax. Distributions derived from long-term or short-term capital gains on such obligations, or from dividends on capital gains on other types of obligations will be subject to Louisiana individual and corporate income taxes. A Louisiana resident will also be required to take into account for Louisiana individual and corporate income tax purposes capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund. To the extent distributions from the Louisiana Fund are included in the capital of corporate shareholders otherwise subject to the Louisiana corporate franchise tax, such investments or distributions will be subject to Louisiana franchise tax. Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Funds.

GENERAL INFORMATION

THE TRUST


The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers a Treasury Securities Money Market Fund, an Institutional Money Market Fund, and a Tax Exempt Money Market Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.



Each Fund pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust. A discussion of SIMT's Trustees and officers appears in SIMT's Statement of Additional Information. A discussion of SIT's Trustees and officers appears in SIT's Statement of Additional Information.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares). As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

In the case of the Small Cap Equity Fund or International Equity Fund, whenever a vote is requested on matters pertaining to the Small Cap Growth Portfolio or International Equity Portfolio, respectively, the Trust will either (a) seek instructions from the appropriate Fund's shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Portfolio. In the second alternative, other investors in a Portfolio could control the results of voting at the Portfolio level.

SIMT, SIT AND THE PORTFOLIOS

Both SIMT and SIT are organized as Massachusetts business trusts. The Trustees believe that neither the Small Cap Equity Fund or the International Equity Fund will be adversely affected by reason of investing in the corresponding Portfolio.

30

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316, or by calling 1-800-471-1144.

DIVIDENDS


Substantially all net investment income (not including capital gains) is declared and paid monthly for each Fixed Income Fund and declared and paid quarterly for each Equity Fund. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Each Fund intends to pay such dividends on the first business day of the month following the month the dividend was declared. Currently, capital gains of the Funds, if any, will be distributed at least annually.


Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and other distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or other distribution. The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution and service fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIANS


First National Bank of Commerce in New Orleans ("First NBC") acts as Custodian of the Trust. The Trust pays First NBC a custodian fee, which is calculated daily and paid monthly, at an annual rate of up to 0.04% of the average daily net assets of each Fund. It is anticipated that the Trust will pay the
Custodian.   % of the average daily net assets of each Fund during the fiscal year ending September 30, 1998. CoreStates Bank, N.A. has custody of the Small Cap Growth Portfolio's assets and State Street Bank and Trust Company acts as custodian for the assets of the International Equity Portfolio. The Custodians hold cash, securities and other assets of the Trust and the Portfolios as required by the 1940 Act.


RISK FACTORS RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Feeder Fund seeks to achieve its investment objective by investing up to 100% of its assets in the corresponding Portfolio, which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Portfolio may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the respective Portfolio's expenses. However, other investors investing in the Portfolios are not required to buy their shares at the same public offering prices as the Feeder Funds. Investors in the Feeder Funds should be aware that because of these differences, other investors in the other funds that invest in the Portfolios may obtain different returns. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may require the

31

corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the corresponding Portfolio at any time if the Adviser determines that it is in the best interest of that Feeder Fund to do so. Upon any such withdrawal, the Adviser and Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment adviser to manage the Feeder Fund's assets in accordance with its investment policies. The performance of a Feeder Fund might be adversely impacted under such circumstances and such Feeder Fund may not be able to achieve its objective.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


The following is a description of the permitted investments and investment practices for the various Funds (and the Portfolios), and associated risk factors. Unless otherwise indicated, policies that relate to "a Fund," "all Funds," or "Equity Funds" also relate to the Portfolios. Similarly, descriptions of activities by the "Adviser" also relate to SIMC and the Money Managers. Further discussion is contained in the Statement of Additional Information.


AMERICAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS -- ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The Equity Funds may invest in sponsored and unsponsored ADRs.

ASSET-BACKED SECURITIES -- Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary

32

depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities. The Government Securities Fund, the Balanced Fund and Strategic Income Bond Fund may invest in these and in other asset-backed securities that may be created in the future if the Adviser determines they are suitable.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. All Funds are permitted to invest in bankers' acceptances.

BANK INVESTMENT CONTRACTS ("BICs") -- BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. All Funds are permitted to invest in certificates of deposit.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. All Funds are permitted to invest in commercial paper.


CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The Equity Funds are permitted to invest in convertible securities.


EQUITY SECURITIES -- Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES -- Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily

33

affect cash income derived from these securities but will affect a Fund's net asset value.


FORWARD FOREIGN CURRENCY CONTRACT -- A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.



At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amont of the foreign currency. The Fund may realize a gain or loss from currency transactions.


FUTURES AND OPTIONS ON FUTURES -- Each of the Funds may invest in futures and options on futures to a limited extent. Specifically, a Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of that Fund's net assets. In addition, a Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets. The foregoing 25% limitation does not apply to the International Equity Fund or the International Equity Portfolio.

The Funds may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying security, or securities represented by an index, are permitted investments of the Funds.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

GUARANTEED INVESTMENT CONTRACTS ("GICs") -- GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

ILLIQUID SECURITIES -- Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. An illiquid

34


security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over 7 days in length. Each Fund will not invest more than 15% of its net assets in such instruments.


INVESTMENT COMPANIES -- Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. The International Equity Portfolio does not intend to invest in other investment companies unless, in the judgment of its Money Managers, the potential benefits of such investments exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. The International Equity Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

As a shareholder in an investment company, the International Equity Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Portfolio's advisers have agreed to waive their management fee with respect to the portion of this Portfolio's assets invested in shares of other open-ended investment companies. The Portfolio continues to pay its own management fees and other expenses with respect to their investments in shares of closed-end investment companies.

MONEY MARKET SECURITIES -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the International Equity Portfolio, money market securities are considered to include securities issued or guaranteed by the United States Government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A or higher by S&P or Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper, and other long-and short-term debt instruments which are rated at the time of purchase A or higher by S&P or Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity.


MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are instruments which entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.



GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA

35


certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.


PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.


REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.


STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.


ESTIMATED AVERAGE LIFE: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.


MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for

36

lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

The Louisiana Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in: (a) securities, the interest of which is paid from revenues of projects with similar characteristics; or (b) industrial development bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES -- Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS -- Put and call options for various securities and indices are traded on national securities exchanges. Options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund will engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

PRIVATIZATIONS -- Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local

37

investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

RECEIPTS -- TRs, TIGRs and CATS -- interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund other than the Louisiana Fund is permitted to invest in receipts.


STRIPS, TRs, TIGRs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes."


REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

SECURITIES LENDING -- All Funds are permitted to engage in securities lending, under which securities are loaned pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government equal to at least 100% of the market value of the securities lent. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS -- There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollars, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Furthermore, emerging market countries may have less stable political environments than more developed countries. Also it may be more difficult to obtain a judgement in a court outside the United States.

38

SHORT SALES -- A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

SWAPS, CAPS, FLOORS AND COLLARS -- Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.


TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. All Funds are permitted to invest in time deposits.



U.S. GOVERNMENT AGENCY OBLIGATIONS -- Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.


U.S. GOVERNMENT SECURITIES -- Any guaranty by the U.S. Government of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). All Funds are permitted to invest in U.S. Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. All Funds are permitted to invest in variable and floating rate instruments.

39

WARRANTS -- instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Equity Funds are permitted to invest in warrants.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

40

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary...................................................................     2
Expense Summary...........................................................     4
Financial Highlights......................................................     9
The Trust.................................................................    12
Investment Objectives and Policies........................................    12
General Investment Policies...............................................    16
Investment Limitations....................................................    16
How to Purchase Shares....................................................    17
Alternative Sales Charge Options..........................................    18
Exchanges.................................................................    21
Redemption of Shares......................................................    22
The Adviser...............................................................    23
Small Cap Growth and International Equity Portfolios......................    24

The Administrator.........................................................    25
The Shareholder Servicing Agent and Transfer Agent........................    25
The Distributor...........................................................    25
Small Cap Growth and International Equity Portfolios......................    26
Performance...............................................................    26
Taxes.....................................................................    27
General Information.......................................................    29
Risk Factors Relating to the Feeder Funds and the Portfolios..............    30
Description of Permitted Investments and Risk Factors.....................    31

MARQUIS FUNDS-REGISTERED TRADEMARK-

               Investment Adviser:
               FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

                        INSTITUTIONAL MONEY MARKET FUND

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers shares of the INSTITUTIONAL MONEY MARKET FUND (the "Fund"), a separate series of the Trust.


This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


FEBRUARY 1, 1998



[MRQ-F-008-01]

2

                                    SUMMARY

      MARQUIS FUNDS-REGISTERED TRADEMARK- (THE "TRUST") IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY PROVIDING A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THIS SUMMARY PROVIDES BASIC INFORMATION ABOUT THE TRUST'S INSTITUTIONAL MONEY MARKET FUND (THE "FUND"). THE FUND IS A SEPARATE SERIES OF THE TRUST.

      WHAT IS THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.


      WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.


      ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.


      For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."


      WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser."

      WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

      WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."


      WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. serves as distributor of the Trust's shares. See "The Distributor."



      HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent or an authorized sub-transfer agent on any day when the New York Stock Exchange and the Federal Reserve wire system are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 12:00 noon, Central Time. To purchase shares by wire, you must first call 1-800-471-1144. Redemption orders placed with the Transfer Agent prior to 11:00 a.m., Central Time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase of Shares" and "Redemption of Shares."


      HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                 INSTITUTIONAL MONEY MARKET FUND


------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases..................................................         None
Maximum Sales Load Imposed on Reinvested Dividends.......................................         None
Maximum Contingent Deferred Sales Charge.................................................         None
Wire Redemption Fee......................................................................         None
Exchange Fee.............................................................................         None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES                        INSTITUTIONAL MONEY MARKET FUND
(as a percentage of average net assets)


------------------------------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)..................................................         .04%
12b-1 Fees...............................................................................         None
Other Expenses...........................................................................         .21%
------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (1).........................................         .25%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------



(1) The Adviser has voluntarily agreed to waive its advisory fee or reimburse expenses to the extent necessary to keep "Total Operating Expenses" for the Fund from exceeding .25%. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the management fee for the Fund would be .15% and Total Operating Expenses for the Fund would be .36%.


EXAMPLE


--------------------------------------------------------------------------------------------------------------
                                                                               1       3        5        10
                                                                             YEAR    YEARS    YEARS     YEARS
--------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
  investment in shares of the Fund assuming: (1) 5% annual return
  and (2) redemption at the end of each time period........................   $ 3     $ 8      $14      $ 32
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4


FINANCIAL HIGHLIGHTS



The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.


For a Share Outstanding Throughout each Period ended September 30,

                                           NET                   REALIZED
                                          ASSET                     AND
                                          VALUE                 UNREALIZED   DISTRIBUTIONS    NET ASSET
                                         BEGINNING     NET         GAINS        FROM NET        VALUE
                                            OF     INVESTMENT   (LOSSES) ON    INVESTMENT      END OF      TOTAL
                                          PERIOD     INCOME     INVESTMENTS      INCOME        PERIOD     RETURN*
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
1997....................................  $1.00       $0.05       $   --         $(0.05)        $1.00       5.29%
1996....................................   1.00        0.05           --          (0.05)         1.00       5.33
1995(1).................................   1.00        0.01           --          (0.01)         1.00       5.55*
------------------------------------------------------------------------------------------------------------------

                                                                  RATIO OF     RATIO OF     RATIO OF
                                                     RATIO OF        NET       EXPENSES    NET INCOME
                                        NET ASSETS   EXPENSES    INVESTMENT   TO AVERAGE   TO AVERAGE
                                          END OF        TO        INCOME TO   NET ASSETS   NET ASSETS
                                          PERIOD      AVERAGE    AVERAGE NET  (EXCLUDING   (EXCLUDING
                                          (000)     NET ASSETS     ASSETS      WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------
1997.................................... $58,516        0.25%        5.19%        0.36%        5.08%
1996....................................  28,004        0.25         5.19         0.34         5.10
1995(1).................................  31,314        0.25*        5.56*        0.60*        5.21*
------------------------------------------------------------------------------------------------------


*  Annualized.

(1) Commenced operations on August 10, 1995.

5

THE TRUST

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares"). This prospectus relates to the Institutional Money Market Fund (the "Fund"), a diversified mutual fund. Each share of the Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.


The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations.


For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitation is a fundamental policy of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; and (ii) enter into repurchase agreements.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by wire. Shares of the Fund are sold to investors on a continuous basis.

To open an account, an investor must first return a completed and signed Account Application, along with a check (or other negotiable bank instrument or money order payable to "Marquis Funds (Institutional Money Market Fund)", to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Account Application forms are available by calling 1-800-471-1144.

6

WIRE


A shareholder whose Account Application has been received by the Transfer Agent may purchase shares of the Fund by wiring Federal funds. The shareholder must wire funds to the Transfer Agent and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central Time. If the Transfer Agent does not receive notice by 12:00 noon, Central Time, on the Business Day of the wire, the order will be executed on the next Business Day.


GENERAL INFORMATION REGARDING PURCHASES


Purchases of shares of the Fund may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in the Fund is $10,000,000; however, the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), may waive the minimum investment at its discretion.



A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by the Transfer Agent, if it receives the order and payment before 12:00 noon, Central Time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central Time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.


The Trust reserves the right to reject a purchase order for shares when the Adviser determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES


Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired with cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.



An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central Time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.


The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the

7

signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. A notary public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS


All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central Time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central Time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.


Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER


First National Bank of Commerce in New Orleans ("First NBC" or the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.



As of September 30, 1997, the Adviser's Trust Group managed approximately $3.2 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years.



The Glass-Steagall Act restricts the securities activities of national banks such as First NBC but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.


The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate such a voluntary fee waiver at any time. For the fiscal year ended September 30, 1997, the Adviser was paid an advisory fee of 0.04% of the Fund's average net assets.



Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Fund as well as the Trust's Treasury Securities Money Market Fund and Strategic Income Bond Fund. Mr. Dugal is currently a senior portfolio manager and Manager of Fixed Income and Trading. Mr. Dugal has over 12 years of experience in portfolio management, investment

8


trading and research, the past seven with the Adviser. He is licensed as a general securities principal and a municipal securities principal.



First NBC has also entered into a custodian agreement with the Trust under which it provides all safekeeping services as required by the Investment Company Act of 1940 (the "1940 Act"). The Trust pays First NBC a custodian fee, which is calculated daily and paid monthly, at an annual rate of up to 0.04% of the average daily net assets of each Fund. It is anticipated that the Trust will pay the Custodian . % of the average daily net assets of each Fund during the fiscal year ending September 30, 1998.


THE ADMINISTRATOR


SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.


The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets.


The Administrator may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds.


THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

Shares of the Fund are offered without distribution fees.


SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, and the Trust are parties to a distribution agreement ("Distribution Agreement").


The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.


In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

9

TAX STATUS OF THE FUND


The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on that part of its net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.


TAX STATUS OF DISTRIBUTIONS


The Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Net capital gains will be distributed at least annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.


Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

10


The Fund pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.


U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.


Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

11

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary...................................................................     2
Expense Summary...........................................................     3
Financial Highlights......................................................     4
The Trust.................................................................     5
Investment Objective and Policies.........................................     5
Investment Limitations....................................................     5
Purchase of Shares........................................................     5
Exchanges.................................................................     6
Redemption of Shares......................................................     6
The Adviser...............................................................     7

The Administrator.........................................................     8
The Shareholder Servicing Agent and Transfer Agent........................     8
The Distributor...........................................................     8
Performance...............................................................     8
Taxes.....................................................................     8
General Information.......................................................     9
Description of Permitted Investments and Risk Factors.....................    10

MARQUIS FUNDS-REGISTERED TRADEMARK-

               Investment Adviser:
               FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

              TREASURY SECURITIES MONEY MARKET FUND

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the TRUST CLASS shares of the TREASURY SECURITIES MONEY MARKET FUND (the "Fund"), a separate series of the Trust.


This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


FEBRUARY 1, 1998
[MRQ-F-  -  ]

2

                                    SUMMARY

      MARQUIS FUNDS-REGISTERED TRADEMARK- (THE "TRUST") IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY PROVIDING A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THIS SUMMARY PROVIDES BASIC INFORMATION ABOUT THE TRUST CLASS SHARES OF THE TRUST'S TREASURY SECURITIES MONEY MARKET FUND (THE "FUND"). THE FUND IS A SEPARATE SERIES OF THE TRUST.

      WHAT IS THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.


      WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.


      ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.


      For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."


      WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser."

      WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

      WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

      WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."


      HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent or an authorized sub-transfer agent on any day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 12:00 noon, Central Time. To purchase shares by wire, you must first call 1-800-471-1144. Redemption orders placed with the Transfer Agent prior to 11:00 a.m., Central Time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase of Shares" and "Redemption of Shares."


      HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                     TRUST CLASS


                                                                 TREASURY
                                                                SECURITIES
                                                               MONEY MARKET
                                                                   FUND
----------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................        None
Maximum Sales Load Imposed on Reinvested Dividends..........        None
Maximum Contingent Deferred Sales Charge....................        None
Wire Redemption Fee.........................................        None
Exchange Fee................................................        None
----------------------------------------------------------------------------
----------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                 TREASURY
                                                                SECURITIES
                                                               MONEY MARKET
                                                                   FUND
----------------------------------------------------------------------------
Management Fees.............................................         .30%
12b-1 Fees..................................................        None
Other Expenses..............................................         .20%
----------------------------------------------------------------------------
Total Operating Expenses....................................         .50%
----------------------------------------------------------------------------
----------------------------------------------------------------------------



EXAMPLE



-------------------------------------------------------------------------------------------------
                                                                         3        5
                                                              1 YEAR   YEARS    YEARS    10 YEARS
-------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
  investment in Trust Class shares of the Fund assuming: (1)
  5% annual return and (2) redemption at the end of each
  time period...............................................   $  5     $ 16     $ 28       $ 63
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Trust Class shares of the Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4


FINANCIAL HIGHLIGHTS



The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.


For a Trust Class Share Outstanding Throughout each Period ended September 30,

                                                           REALIZED
                                                             AND
                                                          UNREALIZED                      NET
                                NET ASSET                  GAINS OR    DISTRIBUTIONS     ASSET
                                  VALUE         NET        (LOSSES)      FROM NET        VALUE
                                BEGINNING    INVESTMENT       ON        INVESTMENT      END OF       TOTAL
                                OF PERIOD      INCOME     INVESTMENTS     INCOME        PERIOD      RETURN*
------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND--TRUST CLASS
------------------------------------------------------------------------------------------------------------
1997..........................     $1.00        $0.05        $  --        $(0.05)        $1.00        5.04%
1996..........................      1.00         0.05           --         (0.05)         1.00        5.06
1995..........................      1.00         0.05           --         (0.05)         1.00        5.33
1994..........................      1.00         0.03           --         (0.03)         1.00        3.22
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

                                                                                   RATIO OF
                                                         RATIO OF     EXPENSES    INVESTMENT
                                  NET       RATIO OF       NET           TO       INCOME TO
                                 ASSETS     EXPENSES    INVESTMENT    AVERAGE      AVERAGE
                                 END OF        TO       INCOME TO    NET ASSETS   NET ASSETS
                                 PERIOD     AVERAGE      AVERAGE     (EXCLUDING   (EXCLUDING
                                 (000)     NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
------------------------------  ------------------------------------------------------------
TREASURY SECURITIES MONEY MARK
------------------------------  ------------------------------------------------------------
1997..........................  $556,957       0.50%        4.92%        0.50%        4.92%
1996..........................   637,819       0.50         4.92         0.53         4.89
1995..........................   521,270       0.50         5.23         0.57         5.16
1994..........................   403,778       0.50         3.15         0.60         3.05
------------------------------  ------------------------------------------------------------
------------------------------  ------------------------------------------------------------



* Annualized.

5

THE TRUST

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in its Treasury Securities Money Market Fund (the "Fund"), a diversified mutual fund, through three separate classes: Trust Class, Retail Class and Cash Sweep Class, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Trust Class shares of the Fund. Information regarding the Retail Class and Cash Sweep Class shares of the Fund and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.


The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations.


For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; and (ii) enter into repurchase agreements.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Trust Class shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by wire. Trust Class shares of the Fund are sold on a continuous basis.


To open an account, an investor must first return a completed and signed Account Application, along with a check (or other negotiable bank instrument or money order payable to "Marquis Funds (Treasury Securities Money Market Fund)," to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check

6

does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Account Application forms are available by calling 1-800-471-1144.

WIRE


A shareholder whose Account Application has been received by the Transfer Agent may purchase Trust Class shares of the Fund by wiring Federal funds. The shareholder must wire funds to the Transfer Agent and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central Time. If the Transfer Agent does not receive notice by 12:00 noon, Central Time, on the Business Day (defined below) of the wire, the order will be executed on the next Business Day.


GENERAL INFORMATION REGARDING PURCHASES

Purchases of Trust Class shares of the Fund may be made on any day the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days").


The minimum initial investment in Trust Class shares of the Fund is $1,000,000; however, the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), may waive the minimum investment at its discretion.



A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by the Transfer Agent, if it receives the order and payment before 12:00 noon, Central Time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Trust Class shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central Time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.


The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES


Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired with cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.



An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request ") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central Time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.


The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

7

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. A notary public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS


All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central Time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central Time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.


Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER


First National Bank of Commerce in New Orleans ("First NBC" or the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.



As of September 30, 1997, the Adviser's Trust Group managed approximately $3.2 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past nine years.



The Glass-Steagall Act restricts the securities activities of national banks such as First NBC but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Fund's average daily net assets. The Adviser

8


may voluntarily waive a portion of its fee in order to limit the total operating expenses of Trust Class shares of the Fund. The Adviser reserves the right, in its sole discretion, to terminate such a voluntary fee waiver at any time. For the fiscal year ended September 30, 1997, the Adviser was paid an advisory fee of .30% of the Fund's average net assets.



Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Fund as well as the Trust's Institutional Money Market Fund and Strategic Income Bond Fund. Mr. Dugal is currently a senior portfolio manager and Manager of Fixed Income and Trading. Mr. Dugal has over 12 years of experience in portfolio management, investment trading and research, the past seven with the Adviser. He is licensed as a general securities principal and a municipal securities principal.



First NBC has also entered into a custodian agreement with the Trust under which it provides all safekeeping services as required by the Investment Company Act of 1940 (the "1940 Act"). The Trust pays First NBC a custodian fee, which is calculated daily and paid monthly, at an annual rate of up to 0.04% of the average daily net assets of each Fund. It is anticipated that the Trust will pay the Custodian . % of the average daily net assets of each Fund during the fiscal year ending September 30, 1998.


THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator") has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets.


The Administrator may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds.


THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

The Trust Class shares of the Funds are offered without distribution fees.


SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, and the Trust are parties to a distribution agreement ("Distribution Agreement").


The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment

9

of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of Trust Class shares will be higher than that of Cash Sweep Class and Retail Class shares because of the distribution fees charged to Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND


The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on that part of its net investment company taxable income, and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.


TAX STATUS OF DISTRIBUTIONS


The Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Net capital gains will be distributed at least annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.


Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid

10

liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Institutional Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.


The Fund pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

The amount of dividends payable on Trust Class shares will be more than the dividends payable on Retail Class and Cash Sweep shares because of the distribution fees paid by Retail Class and Cash Sweep shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

11

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

12

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary...................................................................     2
Expense Summary...........................................................     3
Financial Highlights......................................................     4
The Trust.................................................................     5
Investment Objective and Policies.........................................     5
Investment Limitations....................................................     5
Purchase of Shares........................................................     5
Exchanges.................................................................     6
Redemption of Shares......................................................     6
The Adviser...............................................................     7

The Administrator.........................................................     8
The Shareholder Servicing Agent and Transfer Agent........................     8
The Distributor...........................................................     8
Performance...............................................................     8
Taxes.....................................................................     9
General Information.......................................................    10
Description of Permitted Investments and Risk Factors.....................    11

MARQUIS FUNDS-REGISTERED TRADEMARK-

               Investment Adviser:
               FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

          -   TREASURY SECURITIES MONEY MARKET FUND
          -   TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS-Registered Trademark- (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the CASH SWEEP CLASS shares of the TREASURY SECURITIES MONEY MARKET FUND and TAX EXEMPT MONEY MARKET FUND (the "Funds"), each a separate series of the Trust.


This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.


AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


FEBRUARY 1, 1998


[MRQ-F-019-01]

2

                                    SUMMARY


      Marquis Funds-Registered Trademark- (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Cash Sweep Class shares of the Trust's Treasury Securities Money Market Fund (the "Treasury Fund") and Tax Exempt Money Market Fund (the "Tax Exempt Fund") (together, the "Funds"). Each Fund is a separate series of the Trust.



      WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS? The TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. The TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that either Fund will achieve its investment objective.



      WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? While each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.


      ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.


      For more information about each Fund, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."


      WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of each Fund. Additionally, Weiss, Peck & Greer, L.L.C. serves as investment sub-adviser (the "sub-adviser") to the Tax Exempt Fund. See "Expense Summary," "The Adviser" and "The Sub-Adviser."

      WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

      WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."


      WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. serves as distributor of the Trust's shares. See "The Distributor."



      HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent or financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust on any day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 12:00 noon, Central Time. To purchase shares by wire, you must first call 1-800-471-1144. Redemption orders placed with the Transfer Agent prior to 11:00 a.m., Central Time on any Business Day will be effective that day. The Funds also offer both an Automatic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund, absent any fee waivers, are subject to annual distribution fees of .75% of their respective average daily net assets. See "Purchase of Shares" and "Redemption of Shares."


      HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                CASH SWEEP CLASS


                                                                  TREASURY          TAX EXEMPT
                                                                MONEY MARKET       MONEY MARKET
                                                                    FUND               FUND
--------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.....................           None               None
Maximum Sales Load Imposed on Reinvested Dividends..........           None               None
Maximum Contingent Deferred Sales Charge....................           None               None
Wire Redemption Fee.........................................      $      25          $      25
Exchange Fee................................................           None               None
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                                                                  TREASURY          TAX EXEMPT
                                                                MONEY MARKET       MONEY MARKET
                                                                    FUND               FUND
--------------------------------------------------------------------------------------------------
Management Fees.............................................           .30%               .44%
12b-1 Fees (after fee waivers) (1)..........................           .50%               .60%
Other Expenses..............................................           .20%               .21%
--------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)............          1.00%              1.25%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------



(1) The Distributor has voluntarily agreed to waive 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund from exceeding 1.00% and 1.25%, respectively. The Distributor reserves the right to terminate its waiver at any time in their sole discretion. Absent such waiver the 12b-1 fee for the Cash Sweep Class shares of the Funds would be .75%.



(2) Absent the Distributor's voluntary fee waiver, Total Operating Expenses for Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund would be 1.25% and 1.55%, respectively.

4

EXAMPLE


-----------------------------------------------------------------------------------------------
                                                                                           10
                                                              1 YR.    3 YRS.   5 YRS.    YRS.
-----------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment
  in Cash Sweep Class shares assuming (1) 5% annual return
  and (2) redemption at the end of each time period:
    Treasury Securities Money Market Fund...................   $ 10     $ 32     $        $
    Tax Exempt Money Market Fund............................   $ 13     $ 40     $        $
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Cash Sweep Class shares of the Funds. The information set forth in the foregoing table and example relates only to Cash Sweep Class shares. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."



FINANCIAL HIGHLIGHTS



The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144. Because the Cash Sweep Class Shares of the Tax Exempt Money Market Fund had not been introduced as of September 30, 1997, no financial highlights are presented for the Fund's Cash Sweep Class Shares.



For a Cash Sweep Class Share Outstanding Throughout the Period ended September 30, 1997


                                                          REALIZED
                                                             AND                           NET
                                NET ASSET                UNREALIZED    DISTRIBUTIONS      ASSET
                                  VALUE        NET        GAINS OR        FROM NET        VALUE
                                BEGINNING   INVESTMENT   (LOSSES) ON     INVESTMENT      END OF       TOTAL
                                OF PERIOD     INCOME     INVESTMENTS       INCOME        PERIOD      RETURN
-------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND--CASH SWEEP CLASS
-------------------------------------------------------------------------------------------------------------
1997 (1)......................    $1.00       $0.03         --             $(0.03)        $1.00        4.46%*
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

                                                                                    RATIO OF
                                NET                        NET       EXPENSES TO    INCOME TO
                               ASSETS     RATIO OF     INVESTMENT      AVERAGE       AVERAGE
                               END OF    EXPENSES TO    INCOME TO    NET ASSETS    NET ASSETS
                               PERIOD      AVERAGE       AVERAGE     (EXCLUDING    (EXCLUDING
                               (000)     NET ASSETS    NET ASSETS     WAIVERS)      WAIVERS)
----------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARK
----------------------------------------------------------------------------------------------
1997 (1)......................$202,212       1.00%*        4.57%*        1.25%*        4.32%*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------



* Annualized.


(1) Commenced operations on February 26, 1997.

5

THE TRUST


MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds. Each of Funds offered by this Prospectus is a diversified fund. There are three separate classes of shares: Trust Class (Treasury Fund only), Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Cash Sweep Class shares of the Funds. Information regarding the Trust Class shares of the Treasury Fund, Retail Class shares of both Funds and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.


INVESTMENT OBJECTIVE AND POLICIES FOR THE TREASURY FUND

The TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.


The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations.


INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX EXEMPT FUND

The TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objective.


Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Adviser will not invest more than 25% of Fund assets in Municipal Securities
(a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Tax Exempt Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Tax Exempt Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with

6

outstanding high-quality commercial paper; (v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Tax Exempt Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

GENERAL INVESTMENT POLICIES


Each Fund complies with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.


For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Tax Exempt Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and, with respect to the Tax Exempt Fund, (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and, with respect to the Tax Exempt Fund, (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES


Investors may purchase Cash Sweep Class shares of a Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, LLC, that have established a dealer agreement with SEI Investments Distribution Co., the Trust's distributor (the "Distributor"). Cash Sweep Class shares of the Funds are sold on a continuous basis.


BY MAIL


You may purchase Cash Sweep Class shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund Name)," to Marquis Funds at P.O. Box 419316, Kansas City, MO 64141-6316. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.


Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days.

You may obtain Account Application forms by calling 1-800-471-1144.

7

BY WIRE


You may purchase Cash Sweep Class shares of a Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central Time. If the Transfer Agent does not receive notice by 12:00 noon, Central Time, on the Business Day of the wire, the order will be executed on the next Business Day.


AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in a Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Cash Sweep Class shares of a Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").


The minimum initial investment in Cash Sweep Class shares of a Fund is $2,500 ($500 minimum for individual retirement accounts and employees of the Adviser or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.


A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by the Transfer Agent if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Cash Sweep Class shares of a Fund is the net asset value per share next computed after the order is received and accepted by the Trust. Each Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of a Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. Each Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer. Certain financial institutions may be required under state law to register as broker/dealers.


Depending upon the terms of a particular Customer account, a financial institution may charge Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.


EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will

8

be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.


You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by DST by 3:00 p.m. Central Time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.


Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Trust offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per

9

share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in that Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of a Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before a Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER


First National Bank of Commerce in New Orleans ("First NBC" or the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, acts as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Treasury Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Tax Exempt Fund, the Adviser has delegated these responsibilities, subject to its supervision, to the sub-adviser.



As of September 30, 1997, the Adviser's Trust Group managed approximately $3.2 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past nine years.



The Glass-Steagall Act restricts the securities activities of national banks such as First NBC but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.


The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Treasury Fund's average daily net assets and 0.45% of the Tax Exempt Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1997, the Adviser was paid an advisory fee of .30% of the Treasury Fund's average net assets.



Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund as well as the Trust's Institutional Money Market Fund and Strategic Income Bond Fund. Mr. Dugal is currently a senior portfolio

10


manager and Manager of Fixed Income and Trading. Mr. Dugal has over 12 years of experience in portfolio management, investment trading and research, the past seven with the Adviser. He is licensed as a general securities principal and a municipal securities principal.



First NBC has also entered into a custodian agreement with the Trust under which it provides all safekeeping services as required by the Investment Company Act of 1940 (the "1940 Act"). The Trust pays First NBC a custodian fee, which is calculated daily and paid monthly, at an annual rate of up to 0.04% of the average daily net assets of each Fund. It is anticipated that the Trust will pay the Custodian . % of the average daily net assets of each Fund during the fiscal year ending September 30, 1998.


THE SUB-ADVISER

Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax Exempt Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.


WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. As of September 30, 1997, WPG managed over $14.6 billion in assets, $2 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.



WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Tax Exempt Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.



For the fiscal period ended September 30, 1997, WPG was paid a sub-advisory fee of .075% (annualized) of the Tax Exempt Fund's average daily net assets.


THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of each Fund's average daily net assets.


The Administrator may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds.


THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR


The Cash Sweep Class shares of the Funds have a Rule 12b-1 distribution plan (the "Cash Sweep Class Plan"), and the Trust and SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement (the "Distribution Agreement").



As provided in the Distribution Agreement and the Cash Sweep Class Plan, the Trust pays the Distributor a fee at the annual rate of .75% of the average daily net assets of the Cash Sweep Class shares of each of the Treasury Fund and Tax Exempt Fund. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Cash Sweep Class shares of the Funds. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

11

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Cash Sweep Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise each Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of a Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Tax Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

In addition, the Trust may from time to time compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of the various classes of shares of a Fund will differ because of the distribution fees charged to the Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or its shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS


Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on that part of its net investment company taxable income, and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

12

TAX STATUS OF DISTRIBUTIONS


Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of a Fund's earnings and profits. Net capital gains will be distributed at least annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by a Fund do not qualify for the dividends received deduction for corporate shareholders. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.


If, at the close of each quarter of its taxable year, at least 50% of the value of the Tax Exempt Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, that Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers the following funds: Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity

13

Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.


Each Fund pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of a Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually. Dividends are paid by the Funds in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Funds and associated risk factors. The only permitted investments for the Treasury Fund include Repurchase Agreements and U.S. Treasury obligations. Further discussion is contained in the Statement of Additional Information.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange

14

for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES -- Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

MUNICIPAL LEASES -- Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS -- Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS -- TRs, TIGRs and CATS -- interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special

15

account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING -- In order to generate additional income, the Tax Exempt Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS -- Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Tax Exempt Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.


TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.



U.S. GOVERNMENT AGENCY OBLIGATIONS -- Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might

16

not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Tax Exempt Fund's shares.

U.S. GOVERNMENT SECURITIES -- Any guaranty by the U.S. Government of the securities in which a Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.


U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Funds do not expect to trade STRIPS actively.


VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Tax Exempt Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Tax Exempt Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Tax Exempt Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

17

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary...................................................................     2
Expense Summary...........................................................     3
The Trust.................................................................     5
Investment Objective and Policies for the Treasury Fund...................     5
Investment Objective and Policies for the Tax Exempt Fund.................     5
General Investment Policies...............................................     6
Investment Limitations....................................................     6
Purchase of Shares........................................................     6
Exchanges.................................................................     7
Redemption of Shares......................................................     8

The Adviser...............................................................     9
The Sub-Adviser...........................................................    10
The Administrator.........................................................    10
The Shareholder Servicing Agent and Transfer Agent........................    10
The Distributor...........................................................    10
Performance...............................................................    11
Taxes.....................................................................    11
General Information.......................................................    12
Description of Permitted Investments and Risk Factors.....................    13

MARQUIS FUNDS-REGISTERED TRADEMARK-

               Investment Adviser:
               FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

          -   TREASURY SECURITIES MONEY MARKET FUND
          -   TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the RETAIL CLASS shares of the TREASURY SECURITIES MONEY MARKET FUND and TAX EXEMPT MONEY MARKET FUND (the "Funds"), each a separate series of the Trust.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated February 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

FEBRUARY 1, 1998
[MRQ-F- -]

2

                                    SUMMARY

      MARQUIS FUNDS-REGISTERED TRADEMARK- (THE "TRUST") IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY PROVIDING A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THIS SUMMARY PROVIDES BASIC INFORMATION ABOUT THE RETAIL CLASS SHARES OF THE TRUST'S TREASURY SECURITIES MONEY MARKET FUND (THE "TREASURY FUND") AND TAX EXEMPT MONEY MARKET FUND (THE "TAX EXEMPT FUND") (TOGETHER, THE "FUNDS"). EACH FUND IS A SEPARATE SERIES OF THE TRUST.

      WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS? The TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. The TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that either Fund will achieve its investment objective.

      WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? While each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

      ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

      For more information about each Fund, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

      WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser (the "Adviser") of each Fund. Additionally, Weiss, Peck & Greer, L.L.C. serves as investment sub-adviser to the Tax Exempt Fund. See "Expense Summary," "The Adviser" and "The Sub-Adviser."

      WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

      WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

      WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. serves as distributor of the Trust's shares. See "The Distributor."

      HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent or financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust on any day when the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 12:00 noon, Central Time. To purchase shares by wire, you must first call 1-800-471-1144. Redemption orders placed with the Transfer Agent prior to 11:00 a.m., Central Time on any Business Day will be effective that day. The Funds also offer both an Automatic Investment Plan and a Systematic Withdrawal Plan. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. Retail Class shares of the Funds are, absent fee waivers, subject to annual distribution fees of 0.25% of their respective average daily net assets. See "Purchase of Shares" and "Redemption of Shares."

      HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                    RETAIL CLASS

                                                                            TREASURY
                                                                           SECURITIES     TAX EXEMPT
                                                                          MONEY MARKET   MONEY MARKET
                                                                              FUND           FUND
------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.................................      None           None
Maximum Sales Load Imposed on Reinvested Dividends......................      None           None
Maximum Contingent Deferred Sales Charge................................      None           None
Wire Redemption Fee.....................................................       $25            $25
Exchange Fee............................................................      None           None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                                                              TREASURY
                                                                          SECURITIES MONEY   TAX EXEMPT MONEY
                                                                             MARKET FUND        MARKET FUND
--------------------------------------------------------------------------------------------------------------
Management Fees.........................................................           .30%               .44%
12b-1 Fees (after fee waivers) (1)......................................           .20%               .00%
Other Expenses..........................................................           .20%               .21%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)........................           .70%               .65%
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

(1) The Distributor has voluntarily agreed to waive 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Retail Class shares of the Treasury Fund and Tax Exempt Fund from exceeding 0.70% and 0.65%, respectively. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, 12b-1 fee for the Retail Class shares of the Funds would be 0.25%.

(2) Absent the Distributor's voluntary fee waiver, Total Operating Expenses for Retail Class shares of the Treasury Fund and Tax Exempt Fund would be 0.75% and 0.95%, respectively.

EXAMPLE

-----------------------------------------------------------------------------------------
                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
  investment in Retail Class shares assuming (1)
  5% annual return and (2) redemption at the end
  of each time period:
    Treasury Money Market Fund....................    $7       $22       $39       $87
    Tax Exempt Money Market Fund..................    $7       $21       $36       $81
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Retail Class shares of the Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are incorporated by reference into the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Retail Class Share Outstanding Throughout each Period ended September 30,

                                                                                  REALIZED
                                                                                    AND                          NET
                                                        NET ASSET                UNREALIZED   DISTRIBUTIONS     ASSET
                                                          VALUE        NET        GAINS OR       FROM NET       VALUE
                                                        BEGINNING   INVESTMENT  (LOSSES) ON     INVESTMENT     END OF      TOTAL
                                                        OF PERIOD     INCOME    INVESTMENTS       INCOME       PERIOD      RETURN
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND -- RETAIL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
1997...................................................    $ 1.00      $ 0.05            --       $(0.05)        $1.00        4.83%
1996...................................................      1.00        0.05            --        (0.05)         1.00        4.86
1995...................................................      1.00        0.05            --        (0.05)         1.00        5.16
1994(1)................................................      1.00        0.03            --        (0.03)         1.00        3.15*
-----------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND -- RETAIL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
1997...................................................    $ 1.00      $ 0.03            --       $(0.03)        $1.00        3.12%
1996(2)................................................      1.00        0.01            --        (0.01)         1.00        2.83*
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       RATIO OF
                                                                                            RATIO OF      NET
                                                                                 RATIO OF   EXPENSES   INVESTMENT
                                                                                    NET        TO      INCOME TO
                                                          NET                    INVESTMENT  AVERAGE    AVERAGE
                                                        ASSETS      RATIO OF     INCOME TO     NET        NET
                                                        END OF     EXPENSES TO    AVERAGE    ASSETS     ASSETS
                                                        PERIOD       AVERAGE        NET     (EXCLUDING (EXCLUDING
                                                         (000)     NET ASSETS     ASSETS    WAIVERS)   WAIVERS)
----------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND -- RETAIL CLASS
----------------------------------------------------------------------------------------------------------------
1997...................................................$ 604,919          0.70%      4.73%      0.75%      4.68%
1996...................................................  411,068          0.70       4.72       0.78       4.64
1995...................................................  282,747          0.68       5.12       0.82       4.98
1994(1)................................................   86,848          0.59*      3.27*      0.83*      3.03*
----------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND -- RETAIL CLASS
----------------------------------------------------------------------------------------------------------------
1997...................................................$  76,744          0.65%      3.07%      0.95%      2.77%
1996(2)................................................   66,214          0.65*      2.92*      1.12*      2.45*
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

* Annualized.
(1) Commenced operations on October 19, 1993.
(2) Commenced operations on June 7, 1996.

5

THE TRUST

MARQUIS FUNDS-REGISTERED TRADEMARK- (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds. Each of the Funds offered by this Prospectus is a diversified fund. There are three separate classes of shares: Trust Class (Treasury Fund only), Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Retail Class shares of the Funds. Information regarding the Trust Class shares of the Treasury Fund, Cash Sweep Class shares of both Funds and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TREASURY FUND

The TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Treasury Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit, and in repurchase agreements involving such obligations.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX EXEMPT FUND

The TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Tax Exempt Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Since the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Adviser will not invest more than 25% of the Tax Exempt Fund's assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Tax Exempt Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Tax Exempt Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPs; (iii) high quality

6

commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Tax Exempt Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

GENERAL INVESTMENT POLICIES

Each Fund complies with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Tax Exempt Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and, with respect to the Tax Exempt Fund, (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and with respect to the Tax Exempt Fund (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Retail Class shares of a Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent") by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, LLC that have established a dealer agreement with SEI Investments Distribution Co., the Trust's distributor (the "Distributor"). Retail Class shares of the Funds are sold on a continuous basis.

BY MAIL

You may purchase Retail Class shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund Name)," to Marquis Funds at P.O. Box 419316, Kansas City, MO 64141-6316. You may purchase additional shares at any time by mailing payment to Marquis Funds. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be

7

forwarded until the investment being redeemed has been in the account for 15 days.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Retail Class shares of a Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central Time. If the Transfer Agent does not receive notice by 12:00 noon, Central Time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in a Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Retail Class shares of a Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Retail Class shares of a Fund is $2,500 ($500 minimum for individual retirement accounts and employees of the Adviser or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by the Transfer Agent if it receives the order and payment before 12:00 noon, Central Time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Retail Class shares of a Fund is the net asset value per share next computed after the order is received and accepted by the Trust. Each Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of a Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. Each Fund's net asset value per share is calculated as of 3:00 p.m., Central Time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held in street name by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge Customer account fees. Information concerning these services

8

and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central Time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Trust offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may

9

obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in that Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of a Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before a Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans ("First NBC" or the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, acts as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Treasury Fund and continuously reviews, supervises and administers the investment programs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Tax Exempt Fund, the Adviser has delegated these responsibilities, subject to its supervision, to the investment sub-adviser.

As of September 30, 1997, the Adviser's Trust Group managed approximately $3.2 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past nine years.

The Glass-Steagall Act restricts the securities activities of national banks such as First NBC but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Treasury Fund's average daily net assets and 0.45% of the Tax Exempt Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate any such

10

voluntary fee waivers at any time. For the fiscal year ended September 30, 1997, the Adviser was paid an advisory fee of .30% of the Treasury Fund's average net assets and .44% of the Tax Exempt Fund's average net assets.

Gerald S. Dugal, Vice President of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund as well as the Trust's Institutional Money Market Fund and Strategic Income Bond Fund. Mr. Dugal is currently a senior portfolio manager and Manager of Fixed Income and Trading. Mr. Dugal has over 12 years of experience in portfolio management, investment trading and research, the past seven with the Adviser. He is licensed as a general securities principal and a municipal securities principal.

First NBC has also entered into a custodian agreement with the Trust under which it provides all safekeeping services as required by the Investment Company Act of 1940 (the "1940 Act"). The Trust pays First NBC a custodian fee, which is calculated daily and paid monthly, at an annual rate of up to 0.04% of the average daily net assets of each Fund. It is anticipated that the Trust will pay the Custodian . % of the average daily net assets of each Fund during the fiscal year ending September 30, 1998.

THE SUB-ADVISER

Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax Exempt Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, and subject at all times to the supervision of the Adviser and the Trustees of the Trust, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. As of September 30, 1997, WPG managed over $14.6 billion in assets, $2 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Tax Exempt Fund's average daily net assets up to $150 million, .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .03% of the Fund's average daily net assets over $1 billion.

For the fiscal period ended September 30, 1997, WPG was paid a sub-advisory fee of .075% (annualized) of the Tax Exempt Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of each Fund's average daily net assets.

The Administrator may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

The Retail Class shares of the Funds have a Rule 12b-1 distribution plan (the "Retail Class Plan"), and the Trust and SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement (the "Distribution Agreement").

11

As provided in the Distribution Agreement and the Retail Class Plan, the Trust pays the Distributor a fee at the annual rate of .25% of the average daily net assets of the Retail Class shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Retail Class shares of the Funds. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Retail Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise each Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of a Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Tax Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

In addition, the Trust may from time to time compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of the various classes of shares of a Fund will differ because of the distribution fees charged to the Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or its shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the

12

Trust's other funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on that part of its net investment company taxable income, and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of a Fund's earnings and profits. Net capital gains will be distributed at least annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by a Fund do not qualify for the dividends received deduction for corporate shareholders. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Tax Exempt Fund's assets consist of obligations, the interest on which is excludable from gross income for federal tax purposes, that Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

13

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers the following funds: Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

Each Fund pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of a Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually. Dividends are paid by the Funds in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

14

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Funds and associated risk factors. The only permitted investments for the Treasury Fund include Repurchase Agreements and U.S. Treasury obligations. Further discussion is contained in the Statement of Additional Information.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER -- Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES -- Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

MUNICIPAL LEASES -- Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES -- Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation

15

bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS -- Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS -- TRs, TIGRs and CATS -- interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING -- In order to generate additional income, the Tax Exempt Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS -- Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Tax Exempt Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite

16

period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS -- Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Tax Exempt Fund's shares.

U.S. GOVERNMENT SECURITIES -- Any guaranty by the U.S. Government of the securities in which a Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Funds do not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Tax Exempt Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Tax Exempt Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Tax Exempt Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

17

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary...................................................................     2
Expense Summary...........................................................     3
Financial Highlights......................................................     4
The Trust.................................................................     5
Investment Objective and Policies for the Treasury Fund...................     5
Investment Objective and Policies for the Tax Exempt Fund.................     5
General Investment Policies...............................................     6
Investment Limitations....................................................     6
Purchase of Shares........................................................     6
Exchanges.................................................................     8
Redemption of Shares......................................................     8
The Adviser...............................................................     9
The Sub-Adviser...........................................................    10
The Administrator.........................................................    10
The Shareholder Servicing Agent and Transfer Agent........................    10
The Distributor...........................................................    10
Performance...............................................................    11
Taxes.....................................................................    11
General Information.......................................................    13
Description of Permitted Investments and Risk Factors.....................    14

                      MARQUIS FUNDS-REGISTERED TRADEMARK-

                      STATEMENT OF ADDITIONAL INFORMATION

Investment Adviser:
    First National Bank of Commerce in New Orleans

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It provides information about the activities and operations of Marquis Funds (the "Trust") in addition to the information provided in the Trust's prospectuses dated February 1, 1998 (the "Prospectuses") and should be read in conjunction with a Prospectus. Prospectuses may be obtained through the Trust's shareholder servicing and transfer agent, DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105, or by calling 1-800-471-1144.

                               TABLE OF CONTENTS

The Trust............................................................................       B- 2
Additional Description of Permitted Investments......................................       B- 2
Investment Limitations...............................................................       B-17
The Adviser and Sub-Adviser..........................................................       B-22
SIMC and The Money Managers..........................................................       B-23
The Administrator....................................................................       B-25
The Distributor......................................................................       B-26
The Portfolios' Administrator and Shareholder Servicing Agent........................       B-28
Trustees and Officers................................................................       B-28
Computation of Yield.................................................................       B-33
Calculation of Total Return..........................................................       B-35
Purchase and Redemption of Shares....................................................       B-38
Conversion Feature...................................................................       B-38
Letter of Intent.....................................................................       B-38
Determination of Net Asset Value.....................................................       B-39
Taxes................................................................................       B-40
Fund Transactions....................................................................       B-44
Trading Practices and Brokerage......................................................       B-44
Portfolio Turnover...................................................................       B-50
Description of Shares................................................................       B-51
Shareholder Liability................................................................       B-52
Limitation of Trustees' Liability....................................................       B-52
5% Shareholders......................................................................       B-52
Financial Statements.................................................................       B-56

February 1, 1998

[MRQ-F-004-06]

                                   THE TRUST

    Marquis Funds-Registered Trademark- is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated June 29, 1993 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Trust consists of eleven series: the Government Securities Fund, the Louisiana Tax-Free Income Fund (the "Louisiana Fund"), the Strategic Income Bond Fund, the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund, and the International Equity Fund (the "Non-Money Market Funds"); and the Treasury Securities Money Market Fund, the Institutional Money Market Fund and the Tax Exempt Money Market Fund (the "Money Market Funds") (collectively, the "Funds"). Each Fund is a diversified mutual fund, except the Louisiana Fund, which is non-diversified. Except for (i) differences between the Class A and Class B shares of the Government Securities Fund, the Louisiana Fund, the Strategic Income Bond Fund (together, the "Fixed Income Funds"), the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund (together, the "Equity Funds"), pertaining to sales loads, service fees, dividends, voting rights and distribution plans, (ii) differences between the Trust Class, Retail Class and Cash Sweep Class shares of the Treasury Securities Money Market Fund and (iii) differences between Retail Class and Cash Sweep Class shares of the Tax Exempt Money Market Fund pertaining to distribution costs, distribution plans, dividends and voting rights, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund's Prospectus carefully.

    Under a "Corporate Master-Feeder-TM-" structure, (i) the Small Cap Equity Fund expects to invest up to 100% of its assets in the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT") and
(ii) the International Equity Fund expects to invest up to 100% of its assets in the International Equity Portfolio, a separate series of SEI International Trust ("SIT"). The Small Cap Growth Portfolio and the International Equity Portfolio are referred to herein as the "Portfolios."

    The investment policies of the Small Cap Equity Fund and the International Equity Fund will be substantially similar to those of the Small Cap Growth Portfolio and International Equity Portfolio, respectively, should the Funds withdraw from the Corporate Master-Feeder-TM- structure and the Adviser manage their assets directly.

    Unless otherwise indicated, policies with respect to "a Fund," "all Funds" or "Equity Funds" includes the Portfolios.

                ADDITIONAL DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE AND FLOATING RATE NOTES

    All Funds may invest in variable rate notes and floating rate notes (together, "adjustable interest rate notes"). The Fixed Income Funds may invest in adjustable interest rate notes issued by or on behalf of states (including the District of Columbia), territories and possessions of the United States and their respective authorities, agencies, instrumentalities and political subdivisions; such notes constitute a form of Municipal Securities. A VARIABLE RATE NOTE is a note whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value; the degree to which a variable rate note's market value approximates its par value will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A FLOATING RATE NOTE is a note whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. In addition, a variable or floating rate demand note with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. Variable or floating rate notes may be secured by bank letters of credit.

    For the Money Market Funds only, variable and floating rate notes will be deemed to have maturities as follows:

 1. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

 2. A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

 3. A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 days and upon no more than thirty days' notice.

    The Fixed Income Funds and the Equity Funds may invest in variable amount master demand notes, which may or may not be backed by bank letters of credit. These variable rate notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

BANK OBLIGATIONS

    The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI Investments"). However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

FORWARD FOREIGN CURRENCY CONTRACTS

    The International Equity Portfolio may invest in forward foreign currency contracts. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

    When entering into a contract for the purchase or sale of a security in a foreign currency, the Portfolio may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

    Also, when a Money Manager anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Portfolio will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES

    The Fixed Income Funds and the Equity Funds may invest in securities issued by GNMA, a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

SWAPS, CAPS, FLOORS AND COLLARS

    The International Equity Portfolio may enter into swap, cap, floor and collar arrangements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Portfolio may have under these types of arrangements will be covered by setting aside liquid high grade securities in a segregated account. The Portfolio will enter into swaps only with counterparties believed to be creditworthy.

MORTGAGE-BACKED SECURITIES

    The Government Securities Fund, the Balanced Fund and Strategic Income Bond Fund may, in addition to investing in GNMA securities, invest in other mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

    Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

    REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

ASSET-BACKED SECURITIES

    The Government Securities, Balanced and Strategic Income Bond Funds may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.

    The development of non-mortgage asset-backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Adviser intends to limit its purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS")

    Each Fund may invest in STRIPS which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), the Adviser will purchase for the Money Market Funds only those STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. The repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES

    MUNICIPAL SECURITIES--The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Louisiana Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Louisiana Fund and Tax Exempt Money Market Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    PUTS ON MUNICIPAL SECURITIES--The Louisiana Fund and Tax Exempt Money Market Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

    The amount payable upon the exercise of a put is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

    Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

    TAXABLE MUNICIPAL SECURITIES--The Louisiana Fund and Tax Exempt Money Market Fund may invest up to 20% of their net assets in Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Fund's investment criteria.

SPECIAL CONSIDERATIONS REGARDING LOUISIANA MUNICIPAL SECURITIES

    All general obligations of the State of Louisiana, secured by the full faith and credit of the State, are payable from the Bond Security and Redemption Fund of the State and enjoy a first lien and privilege upon the funds in the Bond Security and Redemption Fund. The State Constitution provides that, subject to contractual obligations existing on January 1, 1975, all State money deposited in the State Treasury is to be credited to the Bond Security and Redemption Fund (except certain enumerated accepted monies) and that in each fiscal year, an amount be allocated from the Bond Security and Redemption Fund sufficient to pay all obligations that are secured by the full faith and credit of the State and that become due and payable within the current fiscal year. For fiscal year 1997-98, the State Constitution prevents the State from issuing net State tax supported debt in excess of 10.2% of projected State revenue. The latest issuance of State general obligation bonds was rated A3, A- and A by Moody's Investors Service, Inc., Standard & Poor's Rating Service and Fitch Investors Service, Inc., respectively.

    HISTORY AND STATUS OF THE LOUISIANA GENERAL FUND. The State ended the Fiscal Year 1992-93 with a positive undesignated fund balance in its General Fund of approximately $101 million. During the First Extraordinary Session of 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations as follows: $23 million for sheriffs' housing of State prisoners, $6 million for correctional programs, and $1.6 million for the Office of Elderly Affairs.

    The State ended the Fiscal Year 1993-94 with an operating surplus of $129 million. This amount, together with the prior year fund balance of $101 million and reserve changes, left an undesignated General Fund balance of approximately $212.9 million.

    The State began Fiscal Year 1994-95 with a General Fund balance of $594 million. At the time the Comprehensive Annual Financial Report (the "CAFR") for Fiscal Year 1993-94 was published, the undesignated fund balance was reflected at $212 million. Subsequent to publication, it was determined that $106 million of the $212 million was, in fact, designated for other mandated purposes and was not available for general operating purposes. The remaining $106 million was subsequently utilized prior to June 30, 1995 to structure a current portfolio that was utilized to defease a portion of the State's Fiscal Year 1995-96 general obligation debt service requirements, which permitted an equivalent amount of projected general fund revenues for Fiscal Year 1995-96 to be utilized to cover normal operating costs.

    The State's General Fund had an operating loss (on a generally accepted accounting principles basis) of $181 million in Fiscal Year 1994-95 (on a budgetary basis, this balance would be reduced by those fund balances utilized to structure the aforementioned portfolio). As a result of operations and inventory valuation changes, the State General Fund balance, as of June 30, 1995, declined to $430 million, with an undesignated General Fund balance of approximately $145 million. The $145 million was utilized prior to June 30, 1996, to structure a current portfolio that was utilized to defease a portion of the State's Fiscal Year 1996-97 general obligation debt service requirement, which permitted an equivalent amount of projected general fund revenue for Fiscal Year 1996-97 to be utilized in the defeasance of the Louisiana Recovery District Bonds.

    The State's General Fund ended Fiscal Year 1995-96 with an undesignated fund balance of approximately $318 million. Various options regarding the utilization of this $318 million are being considered by the Administration.

    GENERAL FUND FISCAL YEAR 1996-97 BUDGET PROJECTIONS. The current General Fund expenditure authorization necessary to continue all existing programs through Fiscal Year 1996-97 is approximately $5,271.9 million, inclusive of currently known supplemental appropriations needs.

    The Revenue Estimating Conference met on January 29, 1997, and adopted its revised estimate of revenues for Fiscal Year 1996-97 of $5,487.5 million. In addition, State General Fund revenues of $12.6 million were carried forward from Fiscal Year 1995-96, making a total of $5,500.1 million available for General Fund expenditures in Fiscal Year 1996-97. The $228.2 million balance between available revenues and projected expenditures is available for any lawful purpose.

    In addition to State General Fund revenues, the Revenue Estimating Conference now includes Lottery Proceeds in its forecast of revenues available for general purpose expenditures. On the basis of comparison, since projected Lottery Proceeds equal $99.9 million, the Fiscal Year 1996-97 revenue projections may be restated as $5,600 million and the expenditures at $5,371.8 million.

    GENERAL FUND FISCAL YEAR 1996-97 CASH FLOW PROJECTIONS. The State's cash flow position for Fiscal Year 1996-97 improved in comparison to the State's cash flow position for Fiscal Year 1995-96. Month-end balances for Fiscal Year 1996-97 show less pronounced fluctuations than in the previous fiscal year.

    The State has implemented procedures to deal with periods of actual or projected temporary cash flow shortfalls. These procedures include: establishing a cash management team, establishing a cash reserve to cover top priority cash requirements (including debt service payments and payroll payments), prioritizing other payments from the General Fund, and borrowing from available balances in other legally authorized funds ("Interfund Borrowing"). Under current law, Interfund Borrowing must be repaid within 45 days of the end of the fiscal year.

    FISCAL YEAR 1997-98 BUDGET PROJECTIONS. The Conference adopted, on January 29, 1997, its official forecast of revenues for Fiscal Year 1997-98 at $5,489.8 million of State General Fund monies plus $94.9 million in Lottery Proceeds, or a total of $5,584.7 million as the basis for legislative enactment of the operating budget during the 1997 Regular Session, which commences March 31, 1997.

    The State Office of Planning and Budget has determined that the funding level required to support continuation level budgets in accordance with La. R.S. 39:29 for Fiscal Year 1997-98 is $5,777.6 million; and, therefore, on a continuation basis, forecasted revenues would be approximately $192.9 million short of the amount needed to continue State operations in Fiscal Year 1997-98 at a level equivalent to Fiscal Year 1996-97. It may be possible to close this gap by providing standstill dollar recommendations in a number of expenditure categories.

    SIGNIFICANT ITEM AFFECTING THE BUDGET--CASINO GAMING. The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by Act 384 of the 1992 Regular Session ("Act 384") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (casino). Act 384 directs that the casino be located on the site of the Rivergate Convention Center in New Orleans. Under the enabling legislation and the casino contract, when the permanent casino is in operation, the operator must pay a minimum of 18 1/2% of gross revenues, or $100 million annually, whichever is higher; and gaming operations conducted at the temporary casino must pay 25% of gross revenues to Louisiana. Revenues generated from the land-based casino must be transferred daily to the State Treasury for deposit in the Casino Gaming Proceeds Fund. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allotted or expanded only pursuant to legislative appropriation. The Corporation is required to deposit, on an annual basis, into the Compulsive and Problem Gaming Fund, 1% of its operating account, not to exceed $150,000.

    Leases with the City of New Orleans, Louisiana, and Harrah's Jazz Company were signed to allow Harrah's Jazz Company to renovate and operate a temporary casino facility in the Municipal Auditorium and to allow demolition for construction of the casino at the Rivergate Convention Center site. The operating contract was awarded to Harrah's Jazz Company, a partnership comprised of three principals: Harrah's New Orleans; New Orleans/Louisiana Development Corporation (Jazzville); and Grand Palais Corporation. Temporary operations began in May, 1995 in the New Orleans Municipal Auditorium. Construction of the permanent casino began at the site of the old Rivergate in the spring of 1995. Monies paid to the State totaled $125.3 million in Fiscal Year 1994-95, which included a $125 million initial payment required in the operating contract, and approximately $12 million in Fiscal Year 1995-96; revenue performance was significantly lower than original estimates by Harrah's Jazz Company.

    In November, 1995, Harrah's New Orleans filed voluntary bankruptcy under Chapter 11 and the local investors, New Orleans/Louisiana Development Corporation, filed for bankruptcy protection. The temporary casino closed on November 22, 1995. Harrah's New Orleans' stated intentions are to seek restructuring of Harrah's Jazz Company financing and renegotiate other contractual terms. In the disclosure statement, it is anticipated that the final reorganization plan will have two equity partners, Harrah's Entertainment and the Bondholders. The Revenue Estimating Conference has not included any revenue from land based casino gaming in the official forecast for Fiscal Year 1996-97 and Fiscal Year 1997-98. At this time, the situation has not been resolved and it is not possible to determine whether construction on the permanent casino will be completed and the casino opened for operation.

THE LOUISIANA ECONOMY

    The following data provides a synopsis of the current condition of the State of Louisiana's economy.

    OVERVIEW. The State's Department of Economic Development (the "Department") has consistently worked to promote increased diversification of the State's economy, enhancing economic opportunities from both new and existing businesses.

    Louisiana continues to actively pursue and encourage both private and public economic development research efforts. Louisiana State University (LSU), a Carnegie-Mellon Research Institution, has constructed the Center for Advanced Microstructures and Devices (CAMD) in Baton Rouge, and an adjacent research park is envisioned. The Pennington Biomedical Research Center is a $26 million facility dedicated to nutrition and preventative medicine, associated with LSU, the LSU Agricultural Center and the LSU Medical Center.

    According to the Department, Louisiana's economy in 1996 experienced steady growth with employment increasing at approximately 1.4%. Employment in Louisiana's manufacturing sector grew 0.2%. Although the manufacturing sector is small, employing approximately 10.5% of the workforce, the capital intensive chemical and energy industries are important components of the State's economy and in 1996 much of the payroll strength came via recovery in the petrochemical industries. Strong product demand both domestically and internationally fueled considerable gain. In 1997, the petrochemical industries will continue to supply significant strength to the Louisiana economy. In addition, Avondale Shipyards (a large Louisiana concern) has one of the largest backlogs in the company's history, and a $20 million modernization and equipment program should secure future orders. About 300 new jobs are expected to be created in the coming year from construction of three Direct Reduction Iron facilities with around $700 million in total investment in Louisiana. Employment in the service industry is expected to increase moderately in 1997 with business services leading other sectors. Because of consolidation and downsizing in hotels and casinos, employment fell 4% in these sectors. Consolidation in the health services industry resulted in a one percent loss of jobs. The outlook for the coming year is stabilization in the recreation and health services. Hotel occupancy remained high in 1996 and these levels should continue. Capacity of hotels in the New Orleans area increased 15% in 1996 creating concerns about overbuilding. Overall retail growth was slow during 1996. Automobile sales were comparatively weak. Retail sales in 1997 should remain in line with the overall state income which should rise modestly.

    TOURISM. The State's Image Advertising Campaign in Louisiana (the Image Campaign) has contributed to the success Louisiana tourism is experiencing. The results are more visitors to Louisiana and more tourism dollars spent in the state. In 1995, the State broke its own record for achieving both the most out-of-state visitors to Louisiana and highest out-of-state visitor spending, as measured by the United States Travel Data Center. By the end of 1995, Louisiana had hosted a record 23.1 million people, who made an impact of $6.6 billion on Louisiana's economy and generated $450 million in State and local taxes. Overall, travel expenditures increased a healthy 9% over 1994, according to a study by the United States Travel Data Center. Louisiana has the second fastest-growing tourism economy in the United States. Over 100,000 jobs in Louisiana are attributed to visitor spending, accounting for almost 6% of total employment in Louisiana. Tourism is the second largest industry in the State.

    CHEMICAL INDUSTRY. Chemical industries have among the highest sales, earnings, and job multiplier impacts of any sector in manufacturing. Because the average chemical firm is so large, it tends to create many more spillover jobs than typical plants in other sectors. The estimated overall job multiplier for the industry is 6.7. The chemical industry, with 30,400 wage and salary employees as of March, 1996, is the largest single employer in the Louisiana manufacturing sector. Ninety-two percent of these workers are employed (1) in the corridor between Baton Rouge and New Orleans and (2) in Lake Charles, but chemical industries exist in 41 of the State's 64 parishes. At $1,022 per week (approximately $53,144 a year), the chemical industry pays the second highest wage rates in the manufacturing sector. Chemical industry wages are 66 percent higher than the average wage in manufacturing.

    In 1996, Louisiana's chemical industry employed 26.0% of the State's manufacturing workers. Other industries the State that rely on the chemical industry for a significant portion of their inputs employed at least 202,020 workers. The State's chemical workers earned average wages and salaries of $53,122, higher than manufacturing as a whole, 175% higher than the State's overall average, second among all the states in 1996. In 1993, Louisiana's chemical workers were among the most productive in the country; output per worker in the State's chemical industry was 15% above the industry's national average, and 194% higher than the overall state average. The value of the State's chemical shipments totaled $21.2 billion in 1994, up 17.4% from the 1993 level of $18.1 billion. U.S. chemical exports from Louisiana totaled $7.0 billion in 1994.

    LOUISIANA'S OIL AND GAS STATUS AND OUTLOOK. South and Offshore Louisiana continue to experience activity gains in the oil and gas sector that began in early 1994. Future activity gains appear assured based on future indicators. Clerk of Court lease filings continue to increase. State lease bonus monies have steadily increased since 1994. In 1994, Louisiana received $15 million, in 1995, $32 million, and in 1996, $40 million. In the current year, Louisiana is expected to receive $40 million. Day rates for rigs have risen 10-50 percent during the past two years compared to the previous two years. Gulf Coast drilling costs have dropped to approximately $4.20 per barrel of oil equivalent--the lowest level since these industry surveys have been conducted, and are now less than the worldwide average. Rowan Companies' survey of industry CEO ranks the Gulf of Mexico basin as one of the three hottest prospect areas in the world for the next several years behind Latin America and East Asia.

    Tax incentives for drilling granted by the State have had additional positive impact in attracting capital and directly generating 1,600 new jobs at an average weekly salary of $793--well above the statewide average wage rate. The new royalty relief granted by the federal government for deep water exploration will have an impact although it is not expected for two to three years due to long-term planning requirements for this environment. Still, three major deep water gas discoveries last year resulted in the U.S. Department of Energy revisions to national gas reserves from a negative to a positive. Reserve base in deep water could approach that of Prodhoe Bay, although most will be gas not oil.

    SHIPPING AND PORTS. Given Louisiana's strategic location at the mouth of the Mississippi River and on the Gulf of Mexico, the port and maritime industry is one of the State's most important economic generators. The Louisiana port system serves as one of the major gateways not only to Louisiana but to the entire mid-section of the United States. The ports not only serve as the means by which cargo comes into and flows out of the country but they also serve as major economic catalysts for the economy of the state. The ports create a large number of economic opportunities related to the servicing of the vessels that call on the ports. They also act as a magnet for attracting warehousing and manufacturing firms that use the ports to import raw materials into the area or export finished products out of the area. The Louisiana port system, including both deepwater ports and shallow draft ports, is one of the largest port systems in the world, bring in millions of tons of cargo into and out of the country.

    Ports in Louisiana are among the busiest in the world, moving more than a billion tons of cargo annually to and from the United states and Central and South America, Africa, the Pacific Rim, the Middle East, the Baltic States, Europe and all points in between. The State's top five ports combined handle more than 485 million tons of cargo annually--more than any single U.S. port. The total economic impact of ports constitutes 21 percent of the total Louisiana gross product and produced 4.7 percent of all personal income in the state. The port industry and port users generated a total economic impact of more than $21.9 billion in the State in 1994.

    Ports and firms located in the State because of ports generated more than $310 million in state and local taxes during 1994. Port-related activities generated more than $209 million in tax revenue in the State in 1994. During the same period ports and port users generated more than $101.1 million in tax revenue for local governments. These are recurring revenues that will continue and increase as port activities increase.

OPTIONS ON SECURITIES AND INDICES

    OPTIONS--The Fixed Income Funds and the Equity Funds may trade put and call options on permitted investments and related indices to a limited extent. Among the strategies the Adviser may use for a Fund are: buying protective puts on securities owned by the Fund, buying fiduciary calls on securities the Fund is attempting to buy, and writing covered calls on securities the Fund owns.

    A Fund may buy protective put options. The Fund may benefit from buying the protective put if the price of the security already held by the Fund falls during the option period, because the Fund may exercise the put and receive the higher exercise price for its security. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

    A Fund may buy fiduciary call options on securities that the Fund is trying to buy. The Fund may benefit from buying the fiduciary call if the price of the underlying security rises during the option period, because the Fund may exercise the call and buy the security for the lower exercise price. If, however, the security falls in value, the Fund will have paid a premium for the call which will expire worthless, but will be able to buy the security at a lower price.

    A Fund may write covered call options. The advantage to the Fund of writing covered call options is that the Fund receives additional income in the form of the premium. However, if the security rises in value, the Fund may not fully participate in that market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing transaction. A closing transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    The market value of an option generally fluctuates with the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS IN OPTIONS TRANSACTIONS--The successful use of a Fund's options strategies depends on, among other things, the Adviser's ability to forecast interest rate and market movements correctly.

    When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time unless the Fund exercises the option or enters into a closing transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This risk differs from the risk involved with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

    The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes a liquid secondary market exists for the option, there is no assurance that such a market does or will continue to exist. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions; even when a liquid secondary market does generally exist, there can be no assurance that a Fund will be able to effect a closing transaction on a given option at any particular time or at an acceptable price. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

    Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its position until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

    Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS ON SECURITIES; OPTIONS ON FUTURES

    SECURITIES FUTURES CONTRACTS--Each Fixed Income Fund and Equity Fund may enter into futures contracts on securities, including securities indexes. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. Futures contracts are traded in the United States only on commodities exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market.

    Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. Closing out a futures contract sale (purchase) is effected by purchasing (selling) a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain; if the offsetting purchase price exceeds the initial sale price, the seller realizes a loss. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain; if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

    When a Fund purchases or sells a futures contract, it does not pay or receive the purchase price; instead, the Fund is required to deposit an "initial margin" in the form of cash and/or U.S. Government securities with its custodian in a segregated account in the name of the futures broker. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs, and closing transactions involve additional commission costs.

    Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Final determinations of variation margin are made when a Fund enters into a closing transaction.

    OPTIONS ON SECURITIES FUTURES CONTRACTS--Each Fixed Income Fund and Equity Fund may enter into written options on securities futures contracts. A Fund may purchase and write call and put options on the futures contracts it may buy or sell, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See the section titled "Options on Securities," above.

    The Fund holding or writing an option on futures may terminate its position by selling or purchasing an offsetting option. There can be no guarantee that such closing transactions will be available.

    A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts pursuant to brokers' requirements similar to those described above.

    COVER FOR OPTIONS AND FUTURES CONTRACT POSITIONS--Transactions using futures contracts and options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting

("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its Custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

    RISKS OF FUTURES CONTRACTS AND OPTIONS TRANSACTIONS--Successful use of securities futures contracts by a Fund is subject to the Adviser's ability to correctly predict movements in the direction of interest rates and other factors affecting securities markets.

    The purchase of options on futures contracts involves less risk to a Fund than does the purchase or sale of futures contracts, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to the risks, described above under "Options on Securities," involved in the writing of options on securities.

    There can be no assurance that higher-than-anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

    If a Fund were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

    To reduce or eliminate a hedge position it holds, a Fund may seek to close out that position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. There can be no assurance that such a market does or will continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

FOREIGN SECURITIES

    The Equity Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. The Strategic Income Bond Fund may invest in obligations issued by the Canadian Government.

    In addition, the Equity Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs may be available for investment through sponsored or unsponsored facilities. A sponsored facility is established jointly by the issuer of the ADR and the issuer of the security underlying the ADR, whereas a depository may establish an unsponsored facility without the participation of the issuer of the underlying security. Depositaries establishing unsponsored facilities may not be obliged to pass on to ADR holders either voting rights on the underlying securities or shareholder communications received from the issuer of the underlying securities, and holders of unsponsored ADRs generally bear all costs of the unsponsored facility.

    Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

WHEN-ISSUED SECURITIES

    Each Fund, except for the Value Equity, Growth Equity, Institutional Money Market, and Treasury Securities Money Market Funds and the International Equity Portfolio, may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

SECURITIES LENDING

    Each Fund, except the Treasury Securities Money Market Fund and Institutional Money Market Fund, may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Investments made with this collateral are considered to be assets of the Fund and must comply with the Fund's investment limitations. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

INVESTMENT COMPANY SHARES

    Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund, other than a Feeder Fund (currently, the Small Cap Equity and International Equity Funds), is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

                             INVESTMENT LIMITATIONS

I.  INVESTMENT LIMITATIONS OF THE FUNDS

    Each Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of that Fund. A "majority of the outstanding shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund. The fundamental investment limitations for each Portfolio are described separately.

Pursuant to these investment restrictions, no Fund will:

 1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; PROVIDED that (1) this restriction does not apply to the Louisiana Fund, (2) for the Government Securities Fund and the Equity Funds, this restriction applies to only 75% of such Fund's assets, and

    (3) the Money Market Funds may invest up to 25% of its total assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

 2. Invest in companies for the purpose of exercising control.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that the Fixed Income and Equity Funds may invest in futures contracts and options on futures contracts as disclosed in the Prospectuses) and interests in a pool of securities that are secured by interests in real estate (except that the Fixed Income Funds may invest in mortgage-backed securities, including collateralized mortgage obligations, as disclosed in the Prospectus). However, subject to their permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

 6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

 7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a Fund security.

 8. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

 9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

 10. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and this Statement of Additional Information.

                            NON-FUNDAMENTAL POLICIES

    No Fixed Income Fund or Equity Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, and the Money Market Funds may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of each Funds' net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

    No Fund may invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

    With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

II.  INVESTMENT LIMITATIONS OF THE SMALL CAP GROWTH PORTFOLIO

    The investment limitations of Small Cap Growth Portfolio, the Portfolio in which the Small Cap Equity Fund expects to invest up to 100% of its assets, are separate from those of the Small Cap Equity Fund.

The Small Cap Growth Portfolio may not:

 1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

 2. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

 3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

 5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each of the Portfolio's Prospectus are fundamental policies of SIMT Trust and may not be changed without shareholder approval.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of SIMT and may be changed without shareholder approval.

The Small Cap Growth Portfolio may not:

 1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

 2. Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

 4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

 5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

 6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations, established by the SEC, the Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Portfolio's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. The Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

III.  INVESTMENT LIMITATIONS OF THE INTERNATIONAL EQUITY PORTFOLIO

    The investment limitations of the International Equity Portfolio, the Portfolio in which the International Equity Fund expects to invest up to 100% of its assets, are separate from those of the International Equity Fund.

The International Equity Portfolio may not:

 1. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

 2. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

 5. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

    These investment limitations and the investment limitations in the Prospectuses are fundamental policies of SIT and may not be changed without shareholder approval.

                            NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of SIT and may be changed without shareholder approval.

The International Equity Portfolio may not:

 1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

 2. Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

 4. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

 5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

 6. Invest its assets in securities of any investment company, except as otherwise permitted by the 1940 Act.

 7. Purchase or retain securities of an issuer if, to the knowledge of SIT, an officer, trustee, partner or director of SIT or any investment adviser of SIT owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 8. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                          THE ADVISERS AND SUB-ADVISER

    The Trust and First National Bank of Commerce in New Orleans (the "Adviser") have entered into separate advisory agreements (the "Advisory Agreements") dated as of: November 12, 1996, with respect to the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund; May 31, 1996, with respect to the Tax Exempt Money Market Fund; and August 17, 1993, with respect to each of the Trust's remaining Funds. Each Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of an Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the appropriate Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Funds paid the following advisory fees:

                                                       ADVISORY FEES PAID               ADVISORY FEES WAIVED
                                               ----------------------------------  -------------------------------
FUND                                              1995        1996        1997       1995         1996      1997
---------------------------------------------  ----------  ----------  ----------  --------     --------  --------
Treasury Securities Money Market Fund........  $1,460,920  $2,591,388  $3,517,218  $478,529     $250,908  $ 11,476
Government Securities Fund...................  $  433,013  $  724,413  $  852,086  $148,818     $121,599  $ 57,880
Balanced Fund................................  $  428,912  $  678,210  $  876,750  $143,749     $109,685  $ 40,982
Louisiana Tax-Free Income Fund...............  $    6,316  $   47,758  $   96,673  $ 27,116     $ 14,575  $  3,271
Value Equity Fund............................  $  284,586  $  539,947  $  872,210  $ 83,575     $ 36,348  $      0
Growth Equity Fund...........................      *       $   62,563  $  186,012     *         $  9,488  $  4,672
Institutional Money Market Fund..............  $        0  $   17,920  $   21,967  $  5,924(1)  $ 25,605  $ 64,598
Tax Exempt Money Market Fund.................      *       $   41,381  $  339,994     *         $ 31,001  $ 22,457
Strategic Income Bond Fund...................      *           *       $   27,992     *            *      $ 38,700
Small Cap Equity Fund........................      *           *       $    2,751     *            *      $  3,248
International Equity Fund....................      *           *       $    2,102     *            *      $  2,443

------------------------

 * Not in operation during the period.

(1) In addition to waiving the full advisory fee for 1995, the Adviser contributed $7,691.

    The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. ("WPG") dated May 31, 1996 relating to the Tax Exempt Money Market Fund.

    The continuance of the Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund at any time, without the payment or any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser of the Fund. This

Agreement will immediately terminate in the event of its assignment or upon termination of the Sub-Advisory Agreement between the Adviser and the Trust with regard to the Fund (As used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

    For the fiscal years ended September 30, 1996 and 1997, the Adviser paid the following sub-advisory fees to WPG:

                                                                            SUB-ADVISORY              SUB-ADVISORY
                                                                              FEE PAID                 FEE WAIVED
                                                                        --------------------  ----------------------------
FUND                                                                      1996       1997         1996           1997
----------------------------------------------------------------------  ---------  ---------  -------------  -------------
Tax Exempt Money Market Fund*.........................................  $  12,168  $  57,780    $       0      $       0

------------------------

* WPG has been the Fund's sub-adviser since May 31, 1996.

                          SIMC AND THE MONEY MANAGERS

    SEI Investments Management Corporation ("SIMC") has received exemptive relief from the SEC that permits SIMC, with the approval of the respective SIT and SIMT Boards of Trustees, to retain Money Managers (sub-advisers) for a Portfolio without submitting the sub-advisory agreement to a vote of the Portfolio's shareholders. The relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

SMALL CAP GROWTH PORTFOLIO

    The SIMT advisory agreement and certain of the sub-advisory agreements provide that SIMC and each Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    SIMC acts as the investment adviser to the Small Cap Growth Portfolio and operates as a "manager of managers." As investment adviser, SIMC oversees the investment advisory services provided to the Small Cap Growth Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and SIMT's Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Small Cap Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each of the sub-investment adviser's styles and strategies. Subject to the SIMT's Board review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Managers compliance with the Portfolio's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE SMALL CAP GROWTH PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Portfolio paid the following advisory fees:

                                                 ADVISORY              ADVISORY
                                             FEES PAID (000)      FEES WAIVED (000)
                                          ----------------------  ------------------
                                           1995    1996    1997   1995   1996   1997
                                          ------  ------  ------  ----   ----   ----
Small Cap Growth Portfolio..............  $1,493  $2,098           $0     $0

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Portfolio paid the following sub-advisory fees:

                                               SUB-ADVISORY          SUB-ADVISORY
                                             FEES PAID (000)      FEES WAIVED (000)
                                          ----------------------  ------------------
                                           1995    1996    1997   1995   1996   1997
                                          ------  ------  ------  ----   ----   ----
Small Cap Growth Portfolio..............  $  205  $1,574           $0     $0

INTERNATIONAL EQUITY PORTFOLIO

    The advisory agreement and each sub-advisory agreement with respect to the International Equity Portfolio provides that SIMC and each Money Manager shall not be protected against any liability to SIT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    SIMC acts as the investment adviser to the International Equity Portfolio and operates as a "manager of managers." As investment adviser, SIMC oversees the investment advisory services provided to the International Equity Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the International Equity Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each of the sub-investment adviser's styles and strategies. Subject to the SIT Board's review, SIMC allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the Portfolio's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE INTERNATIONAL EQUITY PORTFOLIO DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For the fiscal years ended February 28, 1995, February 29, 1996, and February 28, 1997, the International Equity Portfolio paid the following advisory fees:

                                                 ADVISORY              ADVISORY
                                             FEES PAID (000)      FEES WAIVED (000)
                                          ----------------------  ------------------
                                           1995    1996    1997   1995   1996   1997
                                          ------  ------  ------  ----   ----   ----
International Equity Portfolio..........  $1,516  $1,524(1) $2,336  $0    $0(1)  $223

    For the fiscal years ended February 28, 1995, February 29, 1996, and February 28, 1997, the International Equity Portfolio paid the following sub-advisory fees:

                                               SUB-ADVISORY          SUB-ADVISORY
                                             FEES PAID (000)      FEES WAIVED (000)
                                          ----------------------  ------------------
                                           1995    1996    1997   1995   1996   1997
                                          ------  ------  ------  ----   ----   ----
International Equity Portfolio..........    *             $1,389   *             $0

------------------------

 * Not applicable during such period.

(1) Includes amounts paid to the Portfolio's sub-advisers under the former investment advisory agreements.

                               THE ADMINISTRATOR

    The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement dated May 13, 1996 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Funds paid the following administrative fees:

                                                     ADMINISTRATIVE FEES PAID            ADMINISTRATIVE FEES WAIVED
                                             ----------------------------------------  -------------------------------
FUND                                             1995          1996          1997        1995       1996       1997
-------------------------------------------  ------------  ------------  ------------  ---------  ---------  ---------
Treasury Securities Money Market Fund......  $  1,293,016  $  1,568,056  $  1,764,347        N/A  $  53,138  $  36,342
Government Securities Fund.................  $    211,577  $    239,364  $    232,563        N/A  $  22,714  $  40,751
Balanced Fund..............................  $    154,774  $    165,548  $    186,029        N/A  $  15,767  $  32,540
Louisiana Tax-Free Income Fund.............  $     17,558  $     26,920  $     42,834  $   1,546  $   2,897  $   7,371
Value Equity Fund..........................  $     99,501  $    129,657  $    173,265        N/A  $   2,460  $   5,144
Growth Equity Fund.........................       *        $     12,573  $     38,652      *      $   2,307  $   6,776
Institutional Money Market Fund............  $      3,949  $     29,016  $     57,709        N/A        N/A  $       0
Tax Exempt Money Market Fund...............       *        $     20,068  $    115,464      *      $   4,057  $  20,049
Strategic Income Bond Fund.................       *             *        $     13,519      *          *      $   8,856
Small Cap Equity Fund......................       *             *        $          0      *          *      $   1,887(1)
International Equity Fund..................       *             *        $          0      *          *      $   1,705(2)

------------------------

 * Not in operation during the period.

(1)In addition to waiving administration fees, the Administrator reimbursed the Small Cap Equity Fund $18,879 in 1997.

(2)In addition to waiving administration fees, the Administrator reimbursed the International Equity Fund $17,914 in 1997.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, PA 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, FMB Funds, Inc., Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

                                THE DISTRIBUTOR

    THE DISTRIBUTOR--SEI Investments Distribution Co. serves as distributor (the "Distributor") to the Trust pursuant to a Distribution Agreement dated as of August 17, 1993, as amended and restated as of August 8, 1994, (the "Distribution Agreement"), which will continue for successive one-year periods. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will automatically terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the (i) Trust's Trustees, (ii) vote of a majority of the outstanding shares of such Fund or (iii) the Distributor.

    DISTRIBUTION--As described in the Prospectuses, shares of the Trust's Funds are sold on a continuous basis by the Distributor. Each of the Class A shares and the Trust Class shares are offered without distribution fees, although the Class A shares are sold with a front-end sales load. However, neither the Class A shares nor the Trust Class shares are subject to ongoing distribution or service fees, or are subject to a sales charge when they are redeemed.

    The Trust has adopted a distribution plan dated August 17, 1993 for the Class B shares of each Fixed Income and Equity Fund (the "Class B Plan"), a distribution plan dated August 17, 1993 for the Retail Class shares of the Treasury Securities Money Market Fund and a distribution plan dated as of November 13, 1995 for the Retail Class shares of the Tax Exempt Money Market Fund (the "Retail Class Plans"), a distribution plan dated as of August 8, 1994 for Cash Sweep Class shares of the Treasury Securities Money Market Fund and a distribution plan dated as of November 1, 1996 for the Cash Sweep Class shares of the Tax Exempt Money Market Fund (the "Cash Sweep Class Plans"), in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Each of the Class B, Retail Class and Cash Sweep Class Plans was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). Continuance of each of the Class B, Retail Class and Cash Sweep Class Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Disinterested Trustees. Each of the Class B, Retail Class and Cash Sweep Class Plans requires that quarterly written reports of amounts spent under that Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Class B Plan, the Retail Class Plan or Cash Sweep Class Plan, as applicable, may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. Any of the Class B, Retail Class or Cash Sweep Class Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders.

    None of the Class B, Retail Class or Cash Sweep Class shares incur a sales charge when they are purchased, but Class B shares are subject to a sales charge if they are redeemed within five years of purchase. Pursuant to the Distribution Agreement and the Class B Plan, Class B shares are subject to an ongoing distribution and service fee calculated on each Fixed Income and Equity Fund's aggregate average daily net assets attributable to its Class B shares. Pursuant to the Distribution Agreement and the Retail Class Plan and Cash Sweep Class Plans, shares of each class are subject to ongoing distribution and service fees calculated on the Tax Exempt and Treasury Securities Money Market Fund's aggregate average daily net assets attributable to shares of each such class, respectively.

    Class A shares are not subject to distribution or service fees and pay correspondingly higher dividends per share. There can, of course, be no guarantee that any Fund will have net income and pay dividends. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. If you do not qualify for reduced initial sales charges and you expect to maintain your investment for an extended period of time, you should weigh the fact that accumulated distribution and service fees on Class B shares may exceed the initial sales charge on Class A shares during the life of your investment against the fact that, because of Class A's initial sales charges, less of your initial purchase price is actually invested in the Funds if you purchase Class A shares.

    The distribution expenses incurred by the Distributor and other financial intermediaries in connection with the sale of the shares will be paid, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution and service fees and the contingent deferred sales charge paid upon redemptions of shares within five years of purchase.

    For the fiscal year ended September 30, 1997, the Class B Government Securities, Louisiana Tax-Free Income, Balanced, Value Equity, Growth Equity and Strategic Income Bond, Small Cap Equity and International Equity Funds paid $5,497, $6,262, $20,969, $45,641, $5,839, $1,028, $1,043 and $678, respectively, in distribution fees. For the fiscal year ended September 30, 1997, the Retail Class Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund paid $0. All of the distribution fees paid relate exclusively to sales expenses.

    The following Funds imposed a front-end sales charge upon their Class A shares in the amounts shown for the fiscal years ended September 30, 1995, 1996 and 1997:

                                                                                       DOLLAR AMOUNT OF LOADS
                                                   DOLLAR AMOUNT OF LOADS           RETAINED BY THE DISTRIBUTOR
                                             ----------------------------------  ----------------------------------
FUND                                            1995        1996        1997        1995        1996        1997
-------------------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
Government Securities Fund.................
Louisiana Tax-Free Income Fund.............
Balanced Fund..............................
Value Equity Fund..........................
Growth Equity Fund.........................      *                                   *
Strategic Income Bond Fund.................      *           *                       *           *
Small Cap Equity Fund......................      *           *                       *           *
International Equity Fund..................      *           *                       *           *

------------------------

* Had not commenced operations as of the end of the fiscal year.

    The following Funds imposed a contingent deferred sales charge upon their Class B shares in the amounts shown for the fiscal years ended September 30, 1995, 1996 and 1997:

                                                                                       DOLLAR AMOUNT OF LOADS
                                                   DOLLAR AMOUNT OF LOADS           RETAINED BY THE DISTRIBUTOR
                                             ----------------------------------  ----------------------------------
FUND                                            1995        1996        1997        1995        1996        1997
-------------------------------------------  ----------  ----------  ----------  ----------  ----------  ----------
Government Securities Fund.................
Louisiana Tax-Free Income Fund.............
Balanced Fund..............................
Value Equity Fund..........................
Growth Equity Fund.........................      *           *                       *           *
Strategic Income Bond Fund.................      *           *                       *           *
Small Cap Equity Fund......................      *           *                       *           *
International Equity Fund..................      *           *                       *           *

------------------------

* Had not commenced operations as of the end of the fiscal year.

         THE PORTFOLIOS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

    SIT and SIMT have each entered into a Management Agreement (each, a "Management Agreement") with SEI Fund Management ("SFM") to provide administrative services and act as shareholder servicing agent. Each Management Agreement provides that SFM shall not be liable for any error of judgment or mistake of law or for any loss suffered by SIT or SIMT, respectively, in connection with the matters to which the such Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SFM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of each Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the SIT or SIMT Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of SIT or SIMT who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable at any time as to a Portfolio without penalty by the Trustees of SIT or SIMT by a vote of a majority of the outstanding shares of a Portfolio or by SFM on not less than 30 days' nor more than 60 days' written notice.

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Small Cap Growth Portfolio paid the following fees to SFM:

                                                                          MANAGEMENT                        MANAGEMENT
                                                                        FEES PAID (000)                  FEES WAIVED (000)
                                                                -------------------------------  ---------------------------------
                                                                  1995       1996       1997       1995       1996        1997
                                                                ---------  ---------  ---------  ---------  ---------     -----
Small Cap Growth Portfolio....................................  $   1,267  $   1,103  $          $     102  $      27   $

    For the fiscal years ended February 28, 1995, February 29, 1996, and February 28, 1997, the International Equity Portfolio paid the following fees to
SFM:

                                                                         MANAGEMENT                       MANAGEMENT
                                                                       FEES PAID (000)                 FEES WAIVED (000)
                                                               -------------------------------  -------------------------------
                                                                 1995       1996       1997       1995       1996       1997
                                                               ---------  ---------  ---------  ---------  ---------  ---------
International Equity Portfolio...............................  $   2,653  $   1,312  $   2,087  $      77  $     119  $      40

                             TRUSTEES AND OFFICERS

THE TRUST

    The Trustees and executive officers of the Marquis Funds-Registered Trademark-, their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the principal address of each Trustee and executive officer is SEI Investments, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of The Achievement Funds Trust, The Advisors' Inner Circle, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, FMB Funds, Inc., Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Investments Trust, TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Insurance Investment Products Trust, Marquis Funds-Registered Trademark-, Pillar Funds, Rembrandt Funds-Registered Trademark-, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI Investments. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Insurance Investment Products Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    FRANK E. MORRIS (DOB 12/30/23)--Trustee**--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Insurance Investment Products Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund and The Expedition Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Insurance Investment Products Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    BARRY MULROY (DOB 09/01/46)--Trustee*/**--First Commerce Corporation, 201 St. Charles Avenue, New Orleans, LA 70170. Marketing and Human Resources Director of First Commerce Service Corporation from 1993 to present. Marketing Director, First Commerce Service Corporation (1988-1992).

    DAVID G. LEE (DOB 04/16/52)--President and Chief Executive Officer--Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI Investments, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI Investments, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

    KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant Secretary--Deputy General Counsel of SEI Investments, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

    JAMES F. VOLK (DOB 8/28/62)--Controller and Chief Financial
Officer--Director of Investment Accounting Operations and Co-director of International Fund Accounting Group of SEI Fund Resources since February 1996. Assistant Chief Accountant, SEC's Division of Investment Management, December 1993-February 1996. Senior Manager, Coopers & Lybrand, 1984-1993.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

    BARBARA A. NUGENT (DOB 06/18/56)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President-Operations of Delaware Service Company, Inc. (1988-1992).

    MARC H. CAHN (DOB 06/19/57)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

------------------------

 * Messrs. Nesher, Mulroy and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

** Messrs. Cooney, Morris, Mulroy, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

                                                       PENSION OR                        TOTAL COMPENSATION
                                      AGGREGATE        RETIREMENT   ESTIMATED             FROM REGISTRANT
                                  COMPENSATION FROM     BENEFITS      ANNUAL             AND FUND COMPLEX*
                                  REGISTRANT FOR THE   ACCRUED AS    BENEFITS             PAID TO TRUSTEES
                                  FISCAL YEAR ENDED   PART OF FUND     UPON          FOR THE FISCAL YEAR ENDED
NAME OF PERSON, POSITION          SEPTEMBER 30, 1997    EXPENSES    RETIREMENT           SEPTEMBER 30, 1997
--------------------------------  ------------------  ------------  ----------  ------------------------------------
John T. Cooney..................     $   8,199.75         N/A          N/A      $8,199.75 for services on 1 board
Frank E. Morris.................     $   8,199.75         N/A          N/A      $8,199.75 for services on 1 board
Robert Patterson................     $   8,199.75         N/A          N/A      $8,199.75 for services on 1 board
Eugene B. Peters................     $   8,199.75         N/A          N/A      $8,199.75 for services on 1 board
James M. Storey, Esq............     $   8,199.75         N/A          N/A      $8,199.75 for services on 1 board
Barry Mulroy....................     $          0         N/A          N/A      $      0 for services on 1 board
William M. Doran, Esq...........     $          0         N/A          N/A      $      0 for services on 1 board
Robert A. Nesher................     $          0         N/A          N/A      $      0 for services on 1 board

------------------------

* The Trust is the only investment company in the "Fund Complex."

                                  SIMT AND SIT

    Several of these same individuals currently serve as the Trustees and Officers of SIMT and SIT.

    With the exception of the Trustees and executive officers of the Marquis Funds-Registered Trademark-, the Trustees and executive officers of SIMT and SIT, their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the principal address of each Trustee and executive officer is SEI Investments, Oaks, PA 19456.

    For those Trustees and officers who are also Trustees or executive officers of the Trust, only the name and office of the Trustee or officer is set forth below.

    ROBERT A. NESHER--Chairman of the Board of Trustees.*

    GEORGE J. SULLIVAN, JR.--(DOB 11/13/42)--Trustee**--General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

    WILLIAM M. DORAN--Trustee.*

    F. WENDELL GOOCH--(DOB 12/03/32)--Trustee(1)--P.O. Box 190, Paoli, IN 47454, President, Orange County Publishing Co., Inc. since October 1981. Retired; Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican from January 1981 to 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of STI Classic Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

    FRANK E. MORRIS--Trustee.

    JAMES M. STOREY--Trustee.**

    DAVID G. LEE--President, Chief Executive Officer.

    SANDRA K. ORLOW--Vice President, Assistant Secretary.

    KATHRYN L. STANTON--Vice President, Assistant Secretary.

    MARC H. CAHN--Vice President, Assistant Secretary.

    BARBARA A. NUGENT--Vice President, Assistant Secretary.

    JOSEPH M. LYDON--Vice President, Assistant Secretary.

    TODD CIPPERMAN--Vice President, Assistant Secretary.

    KEVIN P. ROBINS--Vice President, Assistant Secretary.

    RICHARD W. GRANT--Secretary.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of SIT and SIMT as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit Committee of the Trust.

    For the fiscal year ended September 30, 1997, SIMT paid approximately
$            in fees to the Trustees who are not "interested persons" as defined in the 1940 Act.

                                                                  PENSION OR                      TOTAL COMPENSATION
                                                                  RETIREMENT   ESTIMATED           FROM REGISTRANT
                                        AGGREGATE COMPENSATION     BENEFITS      ANNUAL            AND FUND COMPLEX
                                          FROM SIMT TRUST FOR     ACCRUED AS    BENEFITS          PAID TO DIRECTORS
                                            FISCAL YEAR END      PART OF FUND     UPON           FOR FISCAL YEAR END
NAME OF PERSON AND POSITION               SEPTEMBER 30, 1997       EXPENSES    RETIREMENT         SEPTEMBER 30, 1996
--------------------------------------  -----------------------  ------------  ----------  --------------------------------
Robert A. Nesher, Trustee.............         $       0              $0           $0      $  0 for services on 8 boards
George J. Sullivan, Jr., Trustee......         $                      $0           $0      $   for services on 8 boards
William M. Doran, Trustee.............         $       0              $0           $0      $  0 for services on 8 boards
F. Wendell Gooch, Trustee.............         $                      $0           $0      $   for services on 8 boards
Frank E. Morris, Trustee..............         $                      $0           $0      $   for services on 8 boards
James M. Storey, Trustee..............         $                      $0           $0      $   for services on 8 boards
Richard F. Blanchard, Trustee.........         $                      $0           $0      $   for services on 8 boards
Stephen G. Meyer, Controller..........         $       0              $0           $0      $  0 for services on 8 boards
David G. Lee,
  Chief Executive Officer.............         $       0              $0           $0      $  0 for services on 8 boards

    For the fiscal year ended February 28, 1997, SIT paid approximately $68,801 in fees to the Trustees who are not "interested persons" as defined in the 1940 Act.

                                        AGGREGATE        PENSION OR                        TOTAL COMPENSATION
                                    COMPENSATION FROM    RETIREMENT   ESTIMATED             FROM REGISTRANT
                                    SIT TRUST FOR THE     BENEFITS      ANNUAL              AND FUND COMPLEX
                                     FOR FISCAL YEAR     ACCRUES AS    BENEFITS            PAID TO DIRECTORS
                                     END FEBRUARY 28,   PART OF FUND     UPON           FOR THE FISCAL YEAR END
NAME OF PERSON, POSITION                   1997           EXPENSES    RETIREMENT           FEBRUARY 28, 1997
----------------------------------  ------------------  ------------  ----------  ------------------------------------
Richard Blanchard, Trustee........      $    4,554           $0           $0      $22,500 for services on 8 boards
F. Wendell Gooch, Trustee.........      $   18,479           $0           $0      $92,250 for services on 8 boards
Frank Morris, Trustee.............      $   18,479           $0           $0      $92,250 for services on 8 boards
James Storey, Trustee.............      $   18,479           $0           $0      $92,500 for services on 8 boards
George J. Sullivan, Trustee.......      $    8,810           $0           $0      $69,750 for services on 8 boards
Robert A. Nesher, Trustee*........      $        0           $0           $0      $    0 for services on 8 boards
William M. Doran, Trustee*........      $        0           $0           $0      $    0 for services on 8 boards

------------------------

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" as the term is defined in the 1940 Act.

                              COMPUTATION OF YIELD

    MONEY MARKET FUNDS--From time to time the Money Market Funds may advertise "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in a Fund over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the some period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula:
Effective Yield = [(Base Period Return + 1)(365/7)] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    The Tax Exempt Money Market Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate.

    For the 7-day period ended September 30, 1997, the Treasury Securities Money Market Fund's 7-day and 7-day effective yields were 4.89% and 5.01% respectively, for the Retail Class shares, 5.09% and 5.22%, respectively, for the Trust Class shares, and 4.59% and 4.69%, respectively, for the Cash Sweep Class shares.

    For the 7-day period ended September 30, 1997, the Institutional Money Market Fund's 7-day and 7-day effective yields were 5.23% and 5.36%, respectively.

    For the 7-day period ended September 30, 1997, the Tax Exempt Money Market Fund's 7-day, 7-day effective and 7-day tax equivalent yields were 3.36%, 3.42%
and     %, respectively, for the Retail Class shares, [and       %,       % and
      %, respectively, for the Cash Sweep Class shares.] The tax-equivalent
yield was calculated using a federal income tax rate of       %.

    The yields of the Money Market Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in each Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments each Fund invests in, changes in interest rates on money market instruments, changes in the expenses of each Fund and other factors.

    Yields are one basis upon which investors may compare the Money Market Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    FIXED INCOME AND EQUITY FUNDS--The Fixed Income Funds and the Equity Funds may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

    The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate. In particular, yield will be calculated according to the following formula:

    Yield = 2([(a-b)/(cd) + 1](6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    For the 30-day period ended September 30, 1997, the 30-day and 30-day tax-equivalent yields on the Balanced Fund and the Fixed Income Funds were as follows:

                                                                                 30-DAY
                                                                30-DAY       TAX EQUIVALENT
FUND                                                            YIELD             YIELD
-----------------------------------------------------------  ------------  -------------------
Government Securities Fund
  Class A..................................................        5.58%              N/A
  Class B..................................................        5.04%              N/A
Balanced Fund
  Class A..................................................        2.79%              N/A
  Class B..................................................        2.16%              N/A
Louisiana Tax-Free Income Fund
  Class A..................................................        3.92%                %
  Class B..................................................        3.31%                %
Strategic Income Bond Fund
  Class A..................................................        5.91%              N/A
  Class B..................................................        5.39%              N/A

------------------------

* The 30-day tax-equivalent yield was calculated using a federal income tax rate
of     %.

                          CALCULATION OF TOTAL RETURN

    From time to time, the Fixed Income Funds and the Equity Funds may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Funds commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n= number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    The Government Securities and Value Equity Funds are each the successor to collective investment funds ("Collective Funds") previously managed by the Adviser using virtually the same investment objectives, policies and restrictions as those used by the respective Fund. In fact, a substantial portion of the assets of the Collective Funds was transferred to the Funds in connection with each Fund's commencement of operations. As a result, the Adviser believes that it is relevant to show the historical performance of each Fund, including the performance of its predecessor Collective Fund. Nonetheless, the historical performance is not necessarily indicative of the future performance of each Fund. In fact, the Collective Funds were not subject to certain investment limitations imposed on mutual funds, which, if they had been imposed, could have adversely affected a Collective Fund's performance.

    The predecessor Collective Funds did not incur expenses that correspond to the advisory, administrative and other fees to which each Fund is subject. Therefore, the average annual total returns shown below are calculated using performance data for each predecessor Collective Fund, which has been adjusted by applying to total expense ratios for the corresponding Fund as disclosed in the Prospectus, as well as actual performance data for each Fund.

    Based on the foregoing, the aggregate average annual total returns for the Government Securities Fund and Value Equity Fund and their corresponding Collective Funds from inception of the appropriate Collective Fund through September 30, 1997 and for the one and five and ten year periods ended September 30, 1997 were as follows:

                                                                           AVERAGE ANNUAL TOTAL RETURN(1)
                                                              --------------------------------------------------------
                                                                                                             SINCE
                                        CLASS/WITH LOAD                     FIVE YEARS      TEN YEARS    INCEPTION(2)
FUND                                      WITHOUT LOAD         ONE YEAR    (ANNUALIZED)   (ANNUALIZED)   (ANNUALIZED)
----------------------------------  ------------------------  -----------  -------------  -------------  -------------
Government Securities.............  Class A with Load(3)            4.46%         4.75%          7.54%          7.51%
                                    Class A without Load            8.22%         5.50%          7.93%          7.66%
                                    Class B with Load(3)            3.90%         4.81%          7.61%          7.54%
                                    Class B without Load            7.40%         4.89%          7.61%          7.54%

Value Equity......................  Class A with Load(3)           40.17%        18.59%         11.83%         10.62%
                                    Class A without Load           45.27%        19.41%         12.24%         10.77%
                                    Class B with Load(3)           40.81%        18.69%         11.92%         10.65%
                                    Class B without Load           44.31%        18.74%         11.92%         10.65%

------------------------

(1) Assumes a redemption at the end of each period.

(2) Class A and Class B of the Government Securities Fund commenced operations on October 1, 1993 and October 22, 1993, respectively, and its predecessor Collective Fund commenced operations on May 31, 1971. Class A and Class B of the Value Equity Fund commenced operations on October 1, 1993 and October 22, 1993, respectively, and its predecessor Collective Fund commenced operations on May 31, 1971.

(3) Returns "with loads" for Class A Shares assume the maximum front-end sales load 3.50%; and for Class B Shares assume the applicable contingent deferred sales charge for each period.

    The Small Cap Equity and International Equity Funds each are "feeder" funds in a Corporate Master-Feeder-TM- structure. That is, the Small Cap Equity Fund invests substantially all of its assets in Class A Shares of the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT") and the International Equity Fund invests substantially all of its assets in the Class A Shares of the International Equity Portfolio, a separate series of SEI International Trust ("SIT"). The Small Cap Growth Portfolio and the International Equity Portfolio are referred herein as the "Portfolios."

    As a result of the Funds' investments in the Portfolios, the Adviser believes that it is relevant to show the historical performance of each Fund, including the performance of its corresponding Portfolio. Nonetheless, historical performance is not necessarily indicative of future performance.

    The performance shown below is the aggregate performance of each Fund and its corresponding Portfolio. The performance of the Portfolios, however, has been adjusted to reflect applicable sales loads and operating expenses of the Small Cap Equity and International Equity Funds. Specifically, the data set forth below is adjusted to reflect operating expenses of .20% and .27%, respectively, and (i) with respect to the Class A Shares, to take into account a 3.50% sales load; and (ii) with respect to Class B Shares, to take into account the applicable contingent deferred sales charge and Rule 12b-1 fees. Investment performance reflects voluntary fee waivers and reimbursements currently in effect. In the absence or reduction of current fee waivers or reimbursements, Total Return would be reduced.

    Based on the foregoing, the aggregate average annual total returns for (i) Marquis' Small Cap Equity Fund and SIMT's Small Cap Growth Portfolio and (ii) Marquis' International Equity Fund and SIT's International Equity Portfolio from inception of the respective Portfolios through September 30, 1997 and for the one and five year periods ended September 30, 1997 were as follows:

                                                                                 AVERAGE ANNUAL TOTAL RETURN(1)
                                                                            -----------------------------------------
                                                                                                            SINCE
                                                      CLASS/WITH LOAD                     FIVE YEARS    INCEPTION(2)
FUND                                                    WITHOUT LOAD         ONE YEAR    (ANNUALIZED)   (ANNUALIZED)
------------------------------------------------  ------------------------  -----------  -------------  -------------
Small Cap Equity................................  Class A with Load(3)           16.35%        23.39%         22.71%
                                                  Class A without Load           20.60%        24.24%         23.50%
                                                  Class B with Load(3)           16.45%        23.29%         22.59%
                                                  Class B without Load           19.82%        23.33%         22.59%

International Equity............................  Class A with Load(3)            5.84%         8.99%          4.58%
                                                  Class A without Load            9.71%         9.76%          5.06%
                                                  Class B with Load(3)            5.52%         8.86%          4.25%
                                                  Class B without Load            9.02%         8.93%          4.25%

------------------------

(1) Assumes a redemption at the end of each period.

(2) Marquis' Small Cap Equity Fund commenced operations on January 31, 1997 and the SIMT's Small Cap Growth Portfolio commenced operations on April 20, 1992. Marquis' International Equity Fund commenced operations on January 31, 1997 and SIT's International Equity Portfolio commenced operations on December 20, 1989.

(3) Returns "with loads" for Class A Shares assume the maximum front-end sales load 3.50%; and for Class B Shares assume the applicable contingent deferred sales charge for each period.

    For the remaining Funds, the average annual total returns from inception through September 30, 1997 and for the one and five year periods ended September 30, 1997 were as follows:

                                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                            -----------------------------------------
                                                                                                            SINCE
                                                      CLASS/WITH LOAD                     FIVE YEARS      INCEPTION
FUND                                                    WITHOUT LOAD         ONE YEAR    (ANNUALIZED)   (ANNUALIZED)
------------------------------------------------  ------------------------  -----------  -------------  -------------
Louisiana Tax-Free Income.......................  Class A with Load(1)            3.95%          N/A           3.63%
                                                  Class A without Load            7.77%          N/A           4.55%
                                                  Class B with Load(1)            3.49%          N/A           3.94%
                                                  Class B without Load            6.99%          N/A           4.23%

Balanced........................................  Class A with Load(2)           21.69%          N/A          11.51%
                                                  Class A without Load           26.10%          N/A          12.50%
                                                  Class B with Load(2)           21.69%          N/A          11.53%
                                                  Class B without Load           25.19%          N/A          11.76%

Growth Equity...................................  Class A with Load(3)           26.64%          N/A          23.61%
                                                  Class A without Load           31.25%          N/A          26.43%
                                                  Class B with Load(3)           26.91%          N/A          25.34%
                                                  Class B without Load           30.41%          N/A          27.04%

Strategic Income Bond...........................  Class A with Load(4)            2.77%          N/A           2.77%
                                                  Class A without Load            8.26%          N/A           8.26%
                                                  Class B with Load(4)            2.33%          N/A           2.33%
                                                  Class B without Load            7.57%          N/A           7.57%

Government Securities...........................  Class A with Load(5)                %          N/A               %
                                                  Class A without Load                %          N/A               %
                                                  Class B with Load(2)                %          N/A               %
                                                  Class B without Load                %          N/A               %

Value Equity....................................  Class A with Load(5)                           N/A
                                                  Class A without Load                           N/A
                                                  Class B with Load(2)                           N/A
                                                  Class B without Load                           N/A

Small Cap Equity................................  Class A with Load(4)
                                                  Class A without Load
                                                  Class B with Load(4)
                                                  Class B without Load

International Equity............................  Class A with Load(4)
                                                  Class A without Load
                                                  Class B with Load(4)
                                                  Class B without Load

------------------------

(1) Commenced operations on November 22, 1993.

(2) Commenced operations on October 22, 1993.

(3) Commenced operations on March 1, 1996.

(4) Commenced operations on January 31, 1997.

(5) Commenced operations on October 1, 1993.

                       PURCHASE AND REDEMPTION OF SHARES

    Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

    It is currently the policy of each of the Trust, SIMT and SIT (collectively, the "Trusts") to pay for all redemptions in cash. Each Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by its Funds or Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds or Portfolios of the appropriate Trust during any 90-day period of up to the lesser of $250,000 or 1% of such Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day; Martin Luther King, Jr., Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve observes the following holidays: Columbus Day and Veterans' Day.

                               CONVERSION FEATURE

    As described in the Prospectuses, Class B shares of the Fixed Income and Equity Funds will automatically convert to Class A shares and will no longer be subject to the distribution and service fees or the contingent deferred sales charge after five years after the beginning of the month in which the shares were issued. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales load, fee or other charge. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

                                LETTER OF INTENT

    Reduced sales charges are applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent (the "Letter") provided by the Distributor, which is not legally binding on the signer or a Fund and which provides for the holding in escrow by the Administrator of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fund and of the Fixed Income Funds and the Equity Funds previously purchased and still held as of the date of their Letter toward the completion of such Letter.

                        DETERMINATION OF NET ASSET VALUE

    MONEY MARKET FUNDS--The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Money Market Funds' use of amortized cost and the maintenance of each Funds net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. Such procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if each Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of each Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

    FIXED INCOME AND EQUITY FUNDS--The securities of the Fixed Income Funds and the Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    The Small Cap Growth Portfolio's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of SIMT under the general supervision of the SIMT Trustees.

    The market value of each portfolio security of the International Equity Portfolio is obtained by SIMC from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method, which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of SIT under the general supervision of the SIT Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

                                     TAXES

    The following is only a summary of certain tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

    ALL FUNDS--The following discussion of certain Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Small Cap Equity Fund and International Equity Fund treat themselves as owning a proportionate share of the assets and gross income of the Small Cap Growth Portfolio and International Equity Portfolio, respectively, in which the Funds invest up to 100% of their assets. Although the Funds possess neither an opinion of counsel nor a private letter ruling to this effect, they believe that this treatment is appropriate, as numerous private rulings (applicable to other taxpayers) conclude.

    It is the policy of each of the Trust's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Trust's Funds expects to be relieved of the Federal income taxes on net investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

    In order to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Funds may engage in short-term trading and in certain hedging transactions and may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to shareholders, provided the Fund distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

    If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions will generally qualify for the corporated dividends received deduction for corporate shareholders.

    If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gain over short and long term capital losses) for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax.

    Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the prior year for tax purposes.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term capital gain if the shares have been held for more than twelve months but not more than eighteen months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20%, mid-term capital gains are currently taxed at a maximum rate of 28%, and short-term capital gains are currently taxed at ordinary income tax rates.

    In certain cases, a Fund will be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gain distributions and redemption proceeds (other than from redemption of shares of the Money Market Funds) paid to a shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

    A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

    Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Trust's Funds. Further tax information regarding the Funds is included in the immediately following sections of this Statement of Additional Information. No attempt has been made to present a detailed explanation of the income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

    The following tax information relates specifically to certain of the Trust's Funds.

    ADDITIONAL TAX INFORMATION CONCERNING THE LOUISIANA FUND AND TAX EXEMPT MONEY MARKET FUND--As indicated in the Prospectuses of the Louisiana Fund and Tax Exempt Money Market Fund, the Louisiana Fund and the Tax Exempt Money Market Fund (the "Tax Exempt Funds") are designed to provide shareholders with current tax-exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Funds in determining the taxability of their benefits. In addition, the Tax Exempt Funds may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Funds.

    If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Fund's total assets consists of securities the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends" to its shareholders. The policy of the Tax Exempt Funds is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Fund, and designated by the Fund as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Fund's taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Tax Exempt Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Fund during such year, regardless of the period for which the shares were held.

    Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

    The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends.

    Issuers of bonds purchased by the Tax Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

    Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

    Although the Tax Exempt Funds do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses. The Tax Exempt Funds would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Funds.

    As indicated in the Prospectuses of the Tax Exempt Funds, the Tax Exempt Funds may acquire puts with respect to Municipal Securities held in its portfolio. See "Additional Description Of Permitted Investments--Puts on Municipal Securities" in this Statement of Additional Information. The policy of the Tax Exempt Funds is to limit acquisitions of puts to those under which an acquiring Tax Exempt Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax Exempt Funds could acquire under the 1940 Act. Therefore, although the Louisiana Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion. If the Tax Exempt Funds were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

    Although each Tax Exempt Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Funds and their shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

    If for any taxable year a Tax Exempt Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Fund's income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Fund's current and/or accumulated earnings and profits.

    STATE TAXES--A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a regulated investment company for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Funds, which may differ from the Federal income tax consequences. For example, under certain specified circumstances, state income tax laws MAY exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on Federal obligations. SHAREHOLDERS ARE URGED TO CONSULT WITH THEIR TAX ADVISORS REGARDING WHETHER, AND UNDER WHAT CONDITIONS, SUCH EXEMPTION IS AVAILABLE.

                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

THE TRUST

    The Adviser selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing of analyses and reports concerning issuers, securities or industries; (iii) providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934, as amended, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    For the fiscal year ended September 30, 1997, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                                                                                               TOTAL DOLLAR AMOUNT OF
                                                                                               TRANSACTIONS INVOLVING
                                                                   TOTAL DOLLAR AMOUNT OF        DIRECTED BROKERAGE
                                                                  BROKERAGE COMMISSIONS FOR        COMMISSIONS FOR
FUND                                                                  RESEARCH SERVICES           RESEARCH SERVICES
----------------------------------------------------------------  -------------------------  ---------------------------
Treasury Securities Money Market Fund...........................                   0                          0
Tax Exempt Money Market Fund....................................                   0                          0
Institutional Money Market Fund.................................                   0                          0
Government Securities Fund......................................                   0                          0
Louisiana Tax-Free Income Fund..................................                   0                          0
Balanced Fund...................................................              88,963
Value Equity Fund...............................................             218,132
Growth Equity Fund..............................................              29,177
Strategic Income Bond Fund......................................                   0                          0
Small Cap Equity Fund...........................................                   0                          0
International Equity Fund.......................................                   0                          0

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the Securities and Exchange Commission (the "SEC"). Under these provisions, the Distributor or an affiliate of the

Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor or affiliate of the Adviser by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal years ended September 30, 1995, 1996 and 1997, the Funds paid the following brokerage commissions:

                                                                                          AMOUNT PAID TO SEI
                                                     TOTAL BROKERAGE COMMISSIONS            INVESTMENTS(1)
                                                   -------------------------------  -------------------------------
FUND                                                 1995       1996       1997       1995       1996       1997
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Treasury Securities Money Market Fund............     --         --                    N/A        N/A         0
Tax Exempt Money Market Fund.....................      *          *                     *          *          0
Institutional Money Market Fund..................     --         --                    N/A        N/A         0
Government Securities Fund.......................     --         --                    N/A        N/A         0
Louisiana Tax-Free Income Fund...................     --         --                    N/A        N/A         0
Balanced Fund....................................    127,294    148,272    162,158      0          0          0
Value Equity Fund................................    161,492    363,554    347,766      0          0          0
Growth Equity Fund...............................      *         48,628     42,444      *          0          0
Strategic Income Bond Fund.......................      *          *                     *          *          0
Small Cap Equity Fund............................      *          *                     *          *          0
International Equity Fund........................      *          *                     *          *         N/A

------------------------

 * Had not commenced operations as of the end of the fiscal year.

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

    For the fiscal years indicated, the Funds paid the following brokerage commissions:

                                                                                                          % OF TOTAL
                                                                                           % OF TOTAL     BROKERAGE       TOTAL $
                                                                                            BROKERAGE    TRANSACTIONS    AMOUNT OF
                                                                    TOTAL $ AMOUNT OF      COMMISSIONS     EFFECTED      BROKERAGE
                                         TOTAL $ AMOUNT OF        BROKERAGE COMMISSIONS    PAID TO THE     THROUGH      COMMISSIONS
                                       BROKERAGE COMMISSIONS       PAID TO AFFILIATED      AFFILIATED     AFFILIATED     PAID FOR
                                               PAID                      BROKERS             BROKERS       BROKERS       RESEARCH
                                     -------------------------  -------------------------  -----------   ------------   -----------
FUND                                  1995     1996     1997     1995     1996     1997       1997           1997          1997
-----------------------------------  -------  -------  -------  -------  -------  -------  -----------   ------------   -----------
Treasury Securities Money Market
  Fund.............................    --       --       N/A                         0             0             0              0
Tax Exempt Money Market Fund.......     *        *        *                          0             0             0              0
Institutional Money Market Fund....    --       --       N/A                         0             0             0              0
Government Securities
  Fund.............................    --       --       N/A                         0             0             0              0
Louisiana Tax-Free Income Fund.....    --       --       N/A                         0             0             0              0
Balanced Fund......................  127,294  148,272  162,158                       0             0             0         88,963
Value Equity Fund..................  161,492  363,554  347,766                       0             0             0        218,132
Growth Equity Fund.................     *      48,628   42,444                       0             0             0         29,177
Strategic Income Bond Fund.........     *        *        0                          0             0             0              0
Small Cap Equity Fund..............     *        *        0                          0             0             0              0
International Equity Fund..........     *        *        0                          0             0             0              0

------------------------

* Had not commenced operations as of the end of the fiscal year.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Trust has acquired during its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of brokerage commissions from the Trust's portfolio transactions, or
(iii) sold the largest dollar amounts of the Trust's shares. As of September 30, 1997, the Government Securities Fund Portfolio held the following debt security:
$502,000 issued by Lehman Brothers; and the Strategic Income Bond Fund Portfolio held the following debt securities; $579,000 issued by Merrill Lynch Government Securities Inc., $328,000 issued by Lehman Brothers and $490,000 held by General Electric Capital Corp.

THE PORTFOLIOS

    SIMT--SIMT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Portfolio transactions. In placing orders, it is SIMT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Money Managers generally seek reasonably competitive spreads or commissions, SIMT will not necessarily be paying the lowest spread or commission available. SIMT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Small Cap Growth Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIMT for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' expenses. The Trustees, including those who are not "interested persons" of SIMT, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. In addition, SIMC has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SIMC and the various firms that serve as Money Managers to certain Portfolios of SIMT, in the exercise of joint investment discretion over the assets of the Portfolio, will direct a substantial portion of a Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SIMC for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the SIMT's policy to achieve best net results, and must comply with SIMT's procedures regarding the execution of transactions through affiliated brokers.

                                                                                                          % OF TOTAL
                                                                                           % OF TOTAL     BROKERAGE       TOTAL $
                                                                                            BROKERAGE    TRANSACTIONS    AMOUNT OF
                                                                    TOTAL $ AMOUNT OF      COMMISSIONS     EFFECTED      BROKERAGE
                                         TOTAL $ AMOUNT OF        BROKERAGE COMMISSIONS    PAID TO THE     THROUGH      COMMISSIONS
                                       BROKERAGE COMMISSIONS       PAID TO AFFILIATED      AFFILIATED     AFFILIATED     PAID FOR
                                               PAID                      BROKERS             BROKERS       BROKERS       RESEARCH
                                     -------------------------  -------------------------  -----------   ------------   -----------
FUND                                  1995     1996     1997     1995     1996     1997       1997           1997          1997
-----------------------------------  -------  -------  -------  -------  -------  -------  -----------   ------------   -----------
Small Cap Growth Portfolio.........           555,149            15,867

------------------------

[*Had not commenced operations as of the end of the fiscal year.]

    SIT--SIT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC is responsible for placing orders to execute Portfolio transactions. In placing orders, it is SIT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

SIT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    SIT does not expect to use one particular dealer, but, subject to SIT's policy of seeking the best net results, dealers who provide supplemental investment research to SIMC or the Money Managers may receive orders for transactions by SIT. Information so received will be in addition to and not in lieu of the services required to be performed by SIMC or the Money Managers under the Portfolio's advisory agreement and sub-advisory agreement, and the expenses of the SIMC and the Money Managers will not necessarily be reduced as a result of the receipt of such supplemental information. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio performance evaluation and technical market analyses. Such services are used by the SIMC or the Money Managers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.

    The money market securities in which the International Equity Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each Money Manager will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and SIT expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIT for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of SIT, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In addition, SIMC has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SIMC and the various firms that serve as Money Managers to the Portfolio, in the exercise of joint investment discretion over the assets of the Portfolio, will direct a substantial portion of the Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SIMC for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with SIT's policy to achieve best net results, and must comply with SIT's procedures regarding the execution of transactions through affiliated brokers.

                                                                                                          % OF TOTAL
                                                                                           % OF TOTAL     BROKERAGE       TOTAL $
                                                                                            BROKERAGE    TRANSACTIONS    AMOUNT OF
                                                                    TOTAL $ AMOUNT OF      COMMISSIONS     EFFECTED      BROKERAGE
                                         TOTAL $ AMOUNT OF        BROKERAGE COMMISSIONS    PAID TO THE     THROUGH      COMMISSIONS
                                       BROKERAGE COMMISSIONS       PAID TO AFFILIATED      AFFILIATED     AFFILIATED     PAID FOR
                                               PAID                      BROKERS             BROKERS       BROKERS       RESEARCH
                                     -------------------------  -------------------------  -----------   ------------   -----------
FUND                                  1995     1996     1997     1995     1996     1997       1997           1997          1997
-----------------------------------  -------  -------  -------  -------  -------  -------  -----------   ------------   -----------
International Equity Portfolio.....    1,482    1,604    2,320      171      577      383      16.51         34.17        479,553

    [The principal reason for the increase in brokerage commissions paid by the International Equity Portfolio in the last three fiscal years was the growth of the assets in the International Equity Portfolio.]

    Since SIT does not market its shares through intermediary brokers or dealers, it is not the SIT's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the SIMC may place Portfolio orders with qualified broker-dealers who recommend the SIT to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                               PORTFOLIO TURNOVER

    For the fiscal years ended September 30, 1996 and 1997, the portfolio turnover rate for each of the Funds was as follows:

                                                                                      TURNOVER RATE
                                                                                   --------------------
FUND                                                                                 1996       1997
---------------------------------------------------------------------------------  ---------  ---------
Government Securities Fund.......................................................     22.80%     11.88%
Balanced Fund....................................................................     57.22%     40.97%
Value Equity Fund................................................................     95.93%     97.91%
Louisiana Tax-Free Income Fund...................................................      8.26%      0.77%
Growth Equity Fund...............................................................     91.09%(1)    65.12%
Strategic Income Bond Fund.......................................................      *          1.34%
Small Cap Equity Fund............................................................      *         29.56%
International Equity Fund........................................................      *          4.69%

------------------------

 * Had not commenced operations as of the end of the fiscal year.

(1) The portfolio turnover rate reflects the rate since the Portfolio commenced operations on March 1, 1996.

    The portfolio turnover rate for the Small Cap Growth Portfolio for the fiscal years ending September 30, 1996 and 1997 was 167% and 120%, respectively.

    The portfolio turnover rate for the International Equity Portfolio for the fiscal years ended February 29, 1996 and February 28, 1997 was 102% and 117%, respectively.

                             DESCRIPTION OF SHARES

    The Trust is a Massachusetts business trust and was organized pursuant to a Declaration of Trust. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest. The Trust presently has series of shares which represent interests in the following Funds: the Government Securities Fund, the Louisiana Fund, the Strategic Income Bond Fund, the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund, the International Equity Fund, the Treasury Securities Money Market Fund, the Institutional Money Market Fund and the Tax Exempt Money Market Fund, respectively. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series.

    Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable, subject only to the possibility of shareholder liability described in the following section. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Trust were held to be a partnership, however, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                5% SHAREHOLDERS

    The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of October 27, 1997 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows(1):

NAME AND ADDRESS OF RECORD OR BENEFICIAL HOLDER      NUMBER OF SHARES     % OF OWNERSHIP
--------------------------------------------------   ----------------    ----------------

TREASURY SECURITIES MONEY MARKET FUND--TRUST CLASS

ENBECEE Company...................................      612,110,668             99.98%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

TREASURY SECURITIES MONEY MARKET FUND--RETAIL
CLASS

National Financial Services Corp.
  for the Exclusive Benefit of Our Customers......      350,880,270             58.08%
PO Box 3752
Church Street Station
New York, NY 10008-3752

ENBECEE Company...................................      253,014,012             41.88%
Attn: Cash Sweep
PO Box 61837
New Orleans, LA 70161-1837

NAME AND ADDRESS OF RECORD OR BENEFICIAL HOLDER      NUMBER OF SHARES     % OF OWNERSHIP
--------------------------------------------------   ----------------    ----------------

TAX EXEMPT MONEY MARKET FUND

ENBECCEE Company..................................      105,568,298             64.68%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

National Financial Services Corp.
  for the Exclusive Benefit of Our Customers......       48,213,951             29.54%
PO Box 3752
Church Street Station
New York, NY 10008-3752

ENBECCEE Company..................................        9,419,058              5.77%
Attn: Cash Sweep
PO Box 61837
New Orleans, LA 70161-1837

INSTITUTIONAL MONEY MARKET FUND

ENBECEE Company...................................       60,983,612               100%
Attn: Trust Services
Cash Sweep
PO Box 61837
New Orleans, LA 70161-1837

GOVERNMENT SECURITIES FUND

ENBECEE...........................................        8,328,518             54.77%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE...........................................        6,473,692             42.58%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

LOUISIANA TAX-FREE INCOME FUND

ENBECEE Company...................................        1,402,062             35.67%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

NAME AND ADDRESS OF RECORD OR BENEFICIAL HOLDER      NUMBER OF SHARES     % OF OWNERSHIP
--------------------------------------------------   ----------------    ----------------

BALANCED FUND

ENBECEE Company...................................        9,068,637             87.48%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................          748,571              7.24%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

VALUE EQUITY FUND

ENBECEE Company...................................        3,551,036             42.27%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................        3,476,515             44.47%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

STRATEGIC INCOME BOND FUND

ENBECEE Company...................................          784,351             49.17%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................          641,333             40.20%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

NAME AND ADDRESS OF RECORD OR BENEFICIAL HOLDER      NUMBER OF SHARES     % OF OWNERSHIP
--------------------------------------------------   ----------------    ----------------

SMALL CAP EQUITY FUND

ENBECEE Company...................................          179,299             42.73%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................           62,953             17.28%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

NFSC FEBO.........................................           21,075              5.02%
Al Copeland
4001 Folse Drive
Metairie, LA 70006-1020

INTERNATIONAL EQUITY FUND

ENBECEE Company...................................          242,173             76.21%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................           18,187              6.40%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

GROWTH EQUITY FUND

ENBECEE Company...................................        1,461,220             60.85%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

ENBECEE Company...................................          682,002             28.40%
c/o FNBC
Trust Group Services
PO Box 61837
New Orleans, LA 70161-1837

------------------------

(1) The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

                              FINANCIAL STATEMENTS

THE TRUST

    The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. A copy of the 1997 Annual Report to Shareholders must accompany the delivery of this Statement of Additional of Information.

SIMT AND SIT

    SIMT's financial statements (as of, and for the fiscal year ended, September 30, 1997) with respect to the Small Cap Growth Portfolio only and SIT's financial statements (as of, and for the fiscal year ended, February 28, 1997) with respect to the International Equity Portfolio only, are incorporated by reference into this Statement of Additional Information. Such financial statements have been audited by Price Waterhouse LLP, independent accountants to SIMT and SIT, as indicated in SIMT's and SIT's respective annual reports and are incorporated herein by reference in reliance upon their authority as experts in accounting and auditing. Also, SIT's semi-annual unaudited financial statements with respect to the International Equity Portfolio only, are incorporated by reference into this Statement of Additional Information. A copy of each of the SIMT and SIT 1997 Annual Reports to Shareholders and the SIT 1997 Semi-Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a degree of safety regarding timely payment but not as high a degree as A-1.

    Commercial paper rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "highest" and "higher" quality, respectively, on the basis of relative repayment capacity.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    Commercial paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1 have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Commercial paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

    Bonds rated AAA have the highest rating that S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances bonds rated AA differ from AAA issues only to a small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Bonds which are rated BBB by S&P are considered medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged" bonds. Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes are unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A by Moody's possess many favorable investment attributes and are considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay principal and interest and repay principal. Whereas debt in this category normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest and repay principal for debt in this category than in higher rated categories.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but only slight market fluctuation other than market fluctuation caused by changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable. The merits of bonds in this category are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic condition and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considerable variability in risk during economic cycles.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation of investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                                        PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial statements and exhibits filed as part of the Registration
     Statement:

(a)  Part A - Financial Highlights

(b)  Part B


(i) The following audited financial statements for the Government Securities, Louisiana Tax-Free Income, Strategic Income Bond, Balanced, Value Equity, Growth Equity, Small Cap Equity, International Equity, Treasury Securities, Tax Exempt and Institutional Money Market Funds for the fiscal year ended September 30, 1997 including the report of Arthur Andersen LLP dated November ___, 1997 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on November __, 1997 with Accession Number __________-97-______.

Statement of Net Assets
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements


(ii) The following audited financial statements for the Small Cap Growth Portfolio of SEI Institutional Managed Trust, for the fiscal year ended September 30, 1997, including the report of Price Waterhouse LLP dated November __, 1997, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on November __, 1997 with Accession Number _________-97-_______.

Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

(iii) The following audited financial statements for the International Equity Portfolio of SEI International Trust for the fiscal year ended February 28, 1997, including the report of Price Waterhouse LLP dated April 9, 1997, are incorporated by reference into the Statement of Additional Information from Form N-30D filed on April 23, 1997 with Accession Number 0000935069-97-000049.

Schedule of Investments
Statement of Net Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements


(iv) The following unaudited financial statements for the International Equity Portfolio of SEI International Trust for the fiscal period ended August 31, 1997 are incorporated by reference into the Statement of Additional Information from Form N-30D filed on October 29, 1997 with Accession Number 0000935069-97-000171.

Schedule of Investments
Statement of Net Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
Notes to Financial Statements

(b) Exhibits:

(1) Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(2) Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(5) Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(5)(a) Schedule to the Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated August 10, 1995 with respect to the Institutional Money Market Fund.**
(5)(b) Schedule to the Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated February 1, 1996 with respect to the Growth Equity Fund.**
(5)(c) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated May 31, 1996 with respect to the Tax Exempt Money Market Fund.**
(5)(d) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated November l, 1996 with respect to the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund.**
(5)(e) Sub-Advisory Agreement between First National Bank of Commerce in New Orleans and Weiss, Peck & Greer, L.L.C. dated May 31, 1996 with respect to the Tax Exempt Money Market Fund.**
(6) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(6)(a) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994.*
(8) Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(9) Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(9)(a) Transfer Agent Agreement between the Registrant and Supervised Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994.*
(9)(b) Assignment and Assumption Agreement between Marquis Funds and SEI Financial Management dated June 1, 1996.**
(10) Opinion and Consent of Counsel dated August 20, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(11)     Consent of Arthur Andersen LLP is filed herewith.
(11)(a) Consent of Price Waterhouse LLP with respect to SEI Institutional Managed Trust is filed herewith.
(11)(b) Consent of Price Waterhouse LLP with respect to SEI International Trust is filed herewith.
(15) 12b-1 Plan with respect to the Retail Class Shares of the Treasury Securities Money Market Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on

         Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
(15)(a) 12b-1 Plan with respect to the Class B Shares of the Government Securities, Louisiana Tax-Free, Balanced and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*
15(b) Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund dated August 17, 1993.**
15(c) Schedule to the Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 13, 1995.**
15(d) Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994.*
15 (e) Schedule to the Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 1, 1996.**
(16) Performance Calculations for the Treasury Securities Money Market Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 29, 1994.*
(17)     Financial Data Schedules are filed herewith.
(18) Rule 18f-3 plan dated May 15, 1995 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995.*
(24) Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Barry Mulroy, Robert A. Patterson, Eugene B. Peters, Robert
         A. Nesher, James M. Storey, David G. Lee.**



------------------------

*Incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
**Incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Persons directly or indirectly controlled by or under common control with the Registrant, the percentage of voting securities owned by such control persons and, if a company, the state under whose laws it was organized:

See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SEI Fund Resources (the "Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


    The number of record holders of each class as of  October 27, 1997:

                                                                       Number of
    Title of Class                                                      Record
    --------------                                                      Holders
                                                                        -------

Units of beneficial interest, without par value-
    Treasury Securities Money Market Fund-Trust Class. . . . . . . . . .    5
    Treasury Securities Money Market Fund-Retail Class . . . . . . . . .  215
    Treasury Securities Money Market Fund-Cash Sweep Class . . . . . . .    4
    Tax Exempt Money Market Fund-Cash Sweep Class. . . . . . . . . . . .    0

    Tax Exempt Money Market Fund-Retail Class. . . . . . . . . . . . . .   20
    Institutional Money Market Fund. . . . . . . . . . . . . . . . . . .   71
    Government Securities Fund-Class A . . . . . . . . . . . . . . . . .  207
    Government Securities Fund-Class B . . . . . . . . . . . . . . . . .   52
    Louisiana Tax-Free Income Fund-Class A . . . . . . . . . . . . . . .  444
    Louisiana Tax-Free Income Fund-Class B . . . . . . . . . . . . . . .   46
    Balanced Fund-Class A. . . . . . . . . . . . . . . . . . . . . . . .  390
    Balanced Fund-Class B. . . . . . . . . . . . . . . . . . . . . . . .  290
    Value Equity Fund-Class A. . . . . . . . . . . . . . . . . . . . . .  805
    Value Equity Fund-Class B. . . . . . . . . . . . . . . . . . . . . .  761
    Growth Equity Fund-Class A . . . . . . . . . . . . . . . . . . . . .  360
    Growth Equity Fund-Class B . . . . . . . . . . . . . . . . . . . . .  237
    Strategic Income Bond Fund-Class A . . . . . . . . . . . . . . . . .  138
    Strategic Income  Bond Fund-Class B. . . . . . . . . . . . . . . . .   21
    International Equity Fund-Class A. . . . . . . . . . . . . . . . . .  127
    International Equity Fund-Class B. . . . . . . . . . . . . . . . . .   57
    Small Cap Equity Fund-Class A. . . . . . . . . . . . . . . . . . . .  203
    Small Cap Equity Fund-Class B. . . . . . . . . . . . . . . . . . . .  107



ITEM 27.  INDEMNIFICATION

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement in incorporated herein by reference.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Business and other connections of a substantial nature in which each investment adviser and each director, officer or partner of such investment adviser is or has been involved at any time during the past two fiscal years in the capacity of director, officer, employee, partner or trustee are as follows:


    First National Bank of Commerce in New Orleans ("First NBC") offers a wide variety of financial services to customers. First NBC currently manages assets of approximately $3.2 billion. First NBC's principal place of business is 201 St. Charles Street, New Orleans, Louisiana 70170.


    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of First NBC is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position                      Name of                       Connection with
with Investment Adviser                Other Company                 Other Company
-----------------------                -------------                 ---------------

Edward M. Simmons                      McIlhenny Company             Chairman & CEO
Director
H. Leighton Steward                    The LL&E Company              Chairman, President & CEO
Director
H. Merritt Lane, III                   Canal Barge Co., Inc.         Chairman of the Board
Director
Norman C. Francis                      Xavier University             President
Director
Charles C. Teamer                      Drayedes                      Chairman of the Board
Director
John J. Gelpi, Jr.                     Industrial Metals of the      President
Director                               South, Inc.
Erik F. Johnsen                        Central Gulf Lines, Inc.      President
Director
J. Merrick Jones, Jr.                  Canal Barge Co., Inc.         President
Director
Edwin Lupberger                        Entergy Corporation           Chairman and CEO
Director
Robert W. Merrick                      Latter & Blum, Inc.           President
Director
G. Frank Purvis, Jr.                   Pan-American Life             Chairman of the Board
Director                               Insurance Co.
Ashton J. Ryan, Jr.                    --                            --
Director, President & CEO
Margaret Moss Allums                   --                            --
Director
Ian Arnof                              First Commerce                President & CEO
Director                               Corporation
William G. Barry                       Barry Associates, Ltd.
Director
Sydney Besthoff, III                   K&B, Incorporated             --
Director
John D. Charbonnet                     Charbonnet Construction       President
Director
Laurance Eustis, Jr.                   Eustis Insurance, Inc.        Chairman of the Board
Director
Howard C. Gaines                       --                            --
Director, President & CEO


ITEM 29.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

    SEI Daily Income Trust                            July 15, 1982
    SEI Liquid Asset Trust                            November 29, 1982
    SEI Tax Exempt Trust                              December 3, 1982
    SEI Index Funds                                   July 10, 1985
    SEI Institutional Managed Trust                   January 22, 1987
    SEI International Trust                           August 30, 1988
    The Advisors' Inner Circle Fund                   November 14, 1991
    The Pillar Funds                                  February 28, 1992
    CUFUND                                            May 1, 1992
    STI Classic Funds                                 May 29, 1992
    CoreFunds, Inc.                                   October 30, 1992
    First American Funds, Inc.                        November 1, 1992
    First American Investment Funds, Inc.             November 1, 1992
    The Arbor Fund                                    January 28, 1993
    Boston 1784 Funds-Registered Trademark-           June 1, 1993
    The PBHG Funds, Inc.                              July 16, 1993
    Morgan Grenfell Investment Trust                  January 3, 1994
    The Achievement Funds Trust                       December 27, 1994
    Bishop Street Funds                               January 27, 1995
    CrestFunds, Inc.                                  March 1, 1995
    STI Classic Variable Trust                        August 18, 1995
    ARK Funds                                         November 1, 1995
    Monitor Funds                                     January 11, 1996
    FMB Funds, Inc.                                   March 1, 1996
    SEI Asset Allocation Trust                        April 1, 1996
    TIP Funds                                         April 30, 1996
    SEI Institutional Investments Trust               June 14, 1996
    First American Strategy Funds, Inc.               October 1, 1996
    HighMark Funds                                    February 15, 1997
    Armada Funds                                      March 8, 1997
    PBHG Insurance Series Fund, Inc.                  April 1, 1997
    The Expedition Funds                              June 9, 1997

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is SEI Investments Company, Oaks, PA 19456.

                             Position and Office           Positions and Offices
Name                         with Underwriter              with Registrant
----                         ----------------              ---------------

Alfred P. West, Jr.          Director, Chairman &                    --
                              Chief Executive Officer
Henry H. Greer               Director, President &                   --
                              Chief Operating Officer
Carmen V. Romeo              Director, Executive Vice
                              President & President-Investment
                              Advisory Group                         --
Gilbert L. Beebower          Executive Vice President                --
Richard B. Lieb              Executive Vice President,               --
                              President-Investment
                              Services Division
Dennis J. McGonigle          Executive Vice President                --
Leo J. Dolan, Jr.            Senior Vice President                   --
Carl A. Guarino              Senior Vice President                   --
Larry Hutchison              Senior Vice President                   --
David G. Lee                 Senior Vice President                   --
Jack May                     Senior Vice President                   --
A. Keith McDowell            Senior Vice President                   --
Hartland J. McKeown          Senior Vice President                   --
Barbara J. Moore             Senior Vice President                   --
Kevin P. Robins              Senior Vice President,                  --
                              General Counsel & Secretary
Robert Wagner                Senior Vice President                   --
Patrick K. Walsh             Senior Vice President                   --
Robert Aller                 Vice President                          --
Marc H. Cahn                 Vice President & Assistant Secretary    --
Gordon W. Carpenter          Vice President                          --
Todd Cipperman               Vice President & Assistant Secretary    --
Robert Crudup                Vice President & Managing Director      --
Barbara Doyne                Vice President                          --
Jeff Drennen                 Vice President                          --
Vic Galef                    Vice President & Managing Director      --
Kathy Heilig                 Vice President & Treasurer              --
Michael Kantor               Vice President                          --
Samuel King                  Vice President                          --
Kim Kirk                     Vice President & Managing Director      --
John Krzeminski              Vice President & Managing Director      --
Carolyn McLaurin             Vice President & Managing Director      --
W. Kelso Morrill             Vice President                          --
Joanne Nelson                Vice President                          --
Barbara A. Nugent            Vice President & Assistant Secretary    --
Sandra K. Orlow              Vice President & Assistant Secretary    --
Cynthia M. Parrish           Vice President & Assistant Secretary
Donald Pepin                 Vice President & Managing Director      --
Kim Rainey                   Vice President                          --
Mark Samuels                 Vice President & Managing Director      --
Steve Smith                  Vice President                          --
Daniel Spaventa              Vice President                          --
Kathryn L. Stanton           Vice President & Assistant Secretary    --
Wayne M. Withrow             Vice President & Managing Director      --
James Dougherty              Director of Brokerage Services          --

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         The names and addresses of each person maintaining physical possession of any account, book or other document required to be maintained under Rule 31(a) of the 1940 Act are as follows:

         With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's custodian:

              First National Bank of Commerce in New Orleans
              201 St. Charles Avenue
              New Orleans, Louisiana  70170

              CoreStates Bank, N.A. (SIMT)
              Broad and Chestnut Streets
              P.0. Box 7618
              Philadelphia, PA  19101

              State Street Bank and Trust Company (SIT)
              225 Franklin Street
              Boston, MA  02110

         With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator and manager:

              SEI Fund Resources
              Oaks, PA  19456

              SEI Investments Management Corporation (SIMT and SIT)
              Oaks, PA  19456

         With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's investment adviser and sub-adviser:

              First National Bank of Commerce in New Orleans
              201 St. Charles Avenue
              New Orleans, Louisiana  70170

              Weiss, Peck & Greer L.L.C.
              One New York Plaza
              New York, N.Y. 10004

              SEI Investments Management Corporation (SIMT and SIT)
              Oaks, PA  19456

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable

ITEM 32.  UNDERTAKINGS

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

         Registrant undertakes to hold a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                        NOTICE

    A copy of the Agreement and Declaration of Trust of Marquis Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of November, 1997.

                                       Marquis Funds

                                       By:  /s/ David G. Lee
                                            ----------------------
                                            David G. Lee
                                            President and Chief Executive
                                            Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the dates indicated.

            *
------------------------     Trustee                     November 24, 1997
John T. Cooney

            *
------------------------     Trustee                     November 24, 1997
William M. Doran

            *
------------------------     Trustee                     November 24, 1997
Frank E. Morris

            *
------------------------     Trustee                     November 24, 1997
Barry Mulroy

            *
------------------------     Trustee                     November 24, 1997
Robert A. Nesher

            *
------------------------     Trustee                     November 24, 1997
Robert A. Patterson


            *
------------------------     Trustee                     November 24, 1997
Eugene B. Peters

            *
------------------------     Trustee                     November 24, 1997
James M. Storey

/s/ David G. Lee
------------------------     President and Chief         November 24, 1997
David G. Lee                 Executive Officer

/s/ James F. Volk
------------------------     Controller and              November 24, 1997
James F. Volk                Chief Financial
                             Officer

*By /s/ David G. Lee
   ---------------------
    David G. Lee
    Attorney-in-Fact

                                    EXHIBIT INDEX

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B2 Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B5 Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B5(a)             Schedule to the Investment Advisory Agreement between
                        Registrant and First National Bank of Commerce in New
                        Orleans dated August 10, 1995 with respect to the Institutional Money Market Fund.**

EX-99.B5(b)             Schedule to the Investment Advisory Agreement between
                        Registrant and First National Bank of Commerce in New
                        Orleans dated February 1, 1996 with respect to the Growth Equity Fund.**

EX-99.B5(c)             Investment Advisory Agreement between Registrant and
                        First National Bank of Commerce in New Orleans dated
                        May  31, 1996 with respect to the Tax Exempt Money
                        Market Fund.**

EX-99.B5(d)             Investment Advisory Agreement between Registrant and
                        First National Bank of Commerce in New Orleans dated
                        November 1, 1996 with respect to the Strategic Income
                        Bond Fund, Small Cap Equity Fund and International
                        Equity Fund.**

EX-99.B5(e)             Sub-Advisory Agreement between First National Bank of
                        Commerce in New Orleans and Weiss, Peck  & Greer,
                        L.L.C. dated May 31, 1996 with respect to the Tax
                        Exempt Money Market Fund.**

EX-99.B6 Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B6(a)             Distribution Agreement between the Registrant and SEI
                        Financial Services Company dated August 8, 1994.*

EX-99.B8 Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B9 Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B9(a)             Transfer Agent Agreement between the Registrant and
                        Supervised Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November
                        29, 1994.*

EX-99.B9(b)             Assignment and Assumption Agreement between Marquis
                        Funds and SEI Financial Management dated June 1,
                        1996.**

EX-99.B10               Opinion and Consent of Counsel dated August 20, 1993 as
                        originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August
                        25, 1993.*

EX-99.B11               Consent of Arthur Andersen LLP is filed herewith.

EX-99.B11(a)            Consent of Price Waterhouse LLP with respect to SEI
                        Institutional Managed Trust is filed herewith.

EX-99.B11(b)            Consent of Price Waterhouse LLP with respect to SEI
                        International Trust is filed herewith.

EX-99.B15               12b-1 Plan with respect to the Retail Class Shares of
                        the Treasury Securities Money Market Fund dated August
                        17, 1993 as originally filed with Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange
                        Commission on August 25, 1993.*

EX-99.B15(a)            12b-1 Plan with respect to the Class B Shares of the
                        Government Securities, Louisiana Tax-Free, Balanced
                        (formerly the "Growth and Income Fund") and Value
                        Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993.*

EX-99.B15(b)            Distribution Plan with respect to the Class B Shares of
                        the Treasury Securities Money Market Fund dated August
                        17, 1993.**

EX-99.B15(c)            Schedule to the Distribution Plan with respect to the
                        Class B Shares of the Treasury Securities Money Market
                        Fund and Tax Exempt Money Market Fund dated November
                        13, 1995.**

EX-99.B15(d)            Distribution Plan with respect to the Class C Shares of
                        the Treasury Securities Money Market Fund dated August
                        8, 1994 as originally filed with Post-Effective
                        Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange
                        Commission on November 29, 1994.*

EX-99.B15 (e)           Schedule to the Distribution Plan with respect to the
                        Class C Shares of the Treasury Securities Money Market
                        Fund and Tax Exempt Money Market Fund dated  November
                        1, 1996.**

EX-99.B16               Performance Calculations for the Treasury Securities
                        Money Market Fund for fiscal year ended September 30,
                        1994 as originally filed with Post-Effective Amendment
                        No. 2 to Registrant's Registration Statement on Form
                        N-1A filed with the Securities and Exchange Commission on November 29, 1994.*

EX-99.B18               Rule 18f-3 plan dated May 15, 1995 as originally filed
                        with Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement filed with the Securities and Exchange Commission on May 26, 1995.*

EX-99.B24               Powers of Attorney for  John T. Cooney, William M.
                        Doran, Frank E. Morris, Barry Mulroy, Robert A.
                        Patterson, Eugene B. Peters, Robert A. Nesher, James M.
                        Storey, David G. Lee.**

EX-99.B27               Financial Data Schedules are filed herewith.


------------------
*Incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
**Incorporated by reference to Post-Effective Amendment No. 8, as filed on January 28, 1997.